Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 10, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	CITY HOLDING CO
Entity Central Index Key	0000726854
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		15,660,393
Trading Symbol	chco
Entity Public Float			$ 477.4
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 58,718	$ 140,873
Interest-bearing deposits in depository institutions	16,276	5,526
Federal funds sold	10,000
Cash and Cash Equivalents	84,994	146,399
Investment securities available for sale, at fair value	377,122	360,783
Investment securities held-to-maturity, at amortized cost (approximate fair value at December 31, 2012 and December 31, 2011 - $13,861 and $23,423, respectively)	13,454	23,458
Other securities	11,463	11,934
Total Investment Securities	402,039	396,175
Gross loans	2,146,369	1,973,103
Allowance for loan losses	(18,809)	(19,409)
Net Loans	2,127,560	1,953,694
Bank owned life insurance	81,901	78,961
Premises and equipment, net	72,728	64,612
Accrued interest receivable	6,692	7,093
Net deferred tax asset	32,737	32,219
Goodwill and other intangible assets	65,057	56,164
Other assets	43,758	41,792
Total Assets	2,917,466	2,777,109
Liabilities
Noninterest-bearing	429,969	369,025
Interest-bearing:
Demand deposits	553,132	526,824
Savings deposits	506,869	439,823
Time deposits	919,346	885,596
Total Deposits	2,409,316	2,221,268
Short-term borrowings:
Federal funds purchased		75,000
Customer repurchase agreements	114,646	114,050
Long-term debt	16,495	16,495
Other liabilities	43,735	39,162
Total Liabilities	2,584,192	2,465,975
Shareholders' Equity
Preferred stock, par value $25 per share: 500,000 shares authorized; none issued
Common stock, par value $2.50 per share: 50,000,000 shares authorized; 18,499,282 shares issued at September 30, 2012 and December 31, 2011, less 3,665,999 and 3,717,993 shares in treasury, respectively	46,249	46,249
Capital surplus	103,524	103,335
Retained earnings	309,270	291,050
Cost of common stock in treasury	(124,347)	(125,593)
Accumulated other comprehensive income (loss):
Unrealized gain on securities available-for-sale	3,573	825
Underfunded pension liability	(4,995)	(4,732)
Total Accumulated Other Comprehensive Loss	(1,422)	(3,907)
Total Shareholders' Equity	333,274	311,134
Total Liabilities and Shareholders' Equity	$ 2,917,466	$ 2,777,109

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Investment securities held-to-maturity, fair value	$ 13,861	$ 23,423
Preferred stock, par value	$ 25	$ 25
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 2.5	$ 2.5
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	18,499,282	18,499,282
Common stock, treasury shares	3,665,999	3,717,993

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Interest and fees on loans	$ 96,432	$ 93,414	$ 99,456
Interest on investment securities:
Taxable	14,285	17,729	20,594
Tax-exempt	1,442	1,697	1,837
Interest on federal funds sold	53	48	29
Total Interest Income	112,212	112,888	121,916
Interest Expense
Interest on deposits	13,477	19,794	26,608
Interest on short-term borrowings	312	325	362
Interest on long-term debt	661	639	658
Total Interest Expense	14,450	20,758	27,628
Net Interest Income	97,762	92,130	94,288
Provision for loan losses	6,375	4,600	7,093
Net Interest Income After Provision for Loan Losses	91,387	87,530	87,195
Non-interest Income
Total investment securities impairment losses	(878)	(2,767)	(9,400)
Noncredit impairment losses recognized in other comprehensive income	302	1,494	3,336
Net investment securities impairment losses	(576)	(1,273)	(6,064)
Gains on sale of investment securities	1,530	3,756	1,397
Net investment securities gains (losses)	954	2,483	(4,667)
Service charges	26,409	26,959	30,104
Bankcard interchange fees	12,406	11,150	9,898
Insurance commissions	6,071	5,946	5,490
Trust and investment management fee income	3,774	3,106	2,767
Bank owned life insurance	2,983	3,183	3,396
Other income	2,660	2,033	1,951
Total Non-interest Income	55,257	54,860	48,939
Non-interest Expense
Salaries and employee benefits	43,509	40,717	38,241
Occupancy and equipment	8,186	8,013	7,697
Depreciation	4,605	4,508	4,675
FDIC insurance expense	1,590	2,576	3,733
Advertising	2,589	2,007	3,692
Bankcard expenses	2,662	2,258	1,953
Postage, delivery, and statement mailings	2,079	2,099	2,371
Office supplies	1,669	1,911	1,931
Legal and professional fees	1,786	4,913	1,677
Telecommunications	1,614	1,605	1,732
Repossessed asset losses, net of expenses	1,346	272	1,453
Merger related costs	4,708
Other expenses	11,058	10,262	9,566
Total Non-interest Expense	87,401	81,141	78,721
Income Before Income Taxes	59,243	61,249	57,413
Income tax expense	20,298	20,571	18,453
Net Income Available to Common Shareholders	38,945	40,678	38,960
Total comprehensive income	$ 41,430	$ 39,268	$ 39,017
Average common shares outstanding	14,714	15,055	15,589
Effect of dilutive securities:
Employee stock options	82	75	62
Shares for diluted earnings per share	14,796	15,130	15,651
Basic earnings per common share	$ 2.63	$ 2.68	$ 2.48
Diluted earnings per common share	$ 2.61	$ 2.67	$ 2.47
Dividends declared per common share	$ 1.4	$ 1.37	$ 1.36

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 38,945	$ 40,678	$ 38,960
Unrealized gains (losses) on available-for-sale securities arising during the period	5,370	2,169	44
Reclassification adjustments for (gains) losses	(954)	(2,483)	4,667
Total unrealized gains (losses) on available-for-sale securities	4,416	(314)	4,711
Unrealized loss on interest rate floors		(473)	(4,494)
Change in underfunded pension liability	(423)	(1,473)	(125)
Other comprehensive income (loss) before income taxes	3,993	(2,260)	92
Tax effect	(1,508)	850	(35)
Other comprehensive income (loss), net of tax	2,485	(1,410)	57
Total comprehensive income	$ 41,430	$ 39,268	$ 39,017

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Capital Surplus[Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2009	$ 46,249	$ 102,917	$ 253,167	$ (90,877)	$ (2,554)	$ 308,902
Net income			38,960			38,960
Other comprehensive income					57	57
Cash dividends declared			(21,222)			(21,222)
Stock-based compensation expense, net		137		693		830
Exercise of stock options		3		233		236
Purchase of treasury shares				(12,902)		(12,902)
Ending balance at Dec. 31, 2010	46,249	103,057	270,905	(102,853)	(2,497)	314,861
Net income			40,678			40,678
Other comprehensive income					(1,410)	(1,410)
Cash dividends declared			(20,533)			(20,533)
Stock-based compensation expense, net		283		783		1,066
Exercise of stock options		(5)		267		262
Purchase of treasury shares				(23,790)		(23,790)
Ending balance at Dec. 31, 2011	46,249	103,335	291,050	(125,593)	(3,907)	311,134
Net income			38,945			38,945
Other comprehensive income					2,485	2,485
Acquisition of Virginia Savings Bancorp		276		7,447		7,723
Cash dividends declared			(20,725)			(20,725)
Stock-based compensation expense, net		34		1,049		1,083
Exercise of stock options		(121)		665		544
Purchase of treasury shares				(7,915)		(7,915)
Ending balance at Dec. 31, 2012	$ 46,249	$ 103,524	$ 309,270	$ (124,347)	$ (1,422)	$ 333,274

Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Cash dividends declared	$ 1.4	$ 1.37	$ 1.36
Exercise of stock options	18,899	9,576	7,962
Purchase of treasury shares	237,535	755,501	408,151

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 38,945	$ 40,678	$ 38,960
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and accretion	728	1,894	1,004
Provision for loan losses	6,375	4,600	7,093
Depreciation of premises and equipment	4,605	4,508	4,675
Deferred income tax expense (benefit)	2,530	(2,290)	(1,235)
Accretion of gain from sale of interest rate floors		(295)	(2,768)
Net periodic employee benefit cost	521	386	232
Realized investment securities gains	(1,530)	(3,756)	(1,397)
Net investment securities impairment losses	576	1,273	6,064
Stock-compensation expense	1,083	1,066	830
Increase in value of bank-owned life insurance	(2,940)	(3,183)	(3,397)
Loans originated for sale	(44,032)	(23,792)	(31,311)
Proceeds from the sale of loans originated for sale	47,660	20,824	36,865
Change in accrued interest receivable	852	171	705
Change in other assets	2,163	(4,592)	3,986
Change in other liabilities	2,575	15,547	8,027
Net Cash Provided by Operating Activities	60,111	53,039	68,333
Investing Activities
Proceeds from sales of securities available-for-sale	27,471	674,065	914,845
Proceeds from maturities and calls of securities available-for-sale	145,097	115,884	119,655
Proceeds from maturities and calls of securities held-to-maturity	10,402	1,080	3,216
Purchases of securities available-for-sale	(171,200)	(732,552)	(979,740)
Net (increase) in loans	(109,098)	(108,956)	(85,074)
Purchases of premises and equipment	(7,509)	(4,615)	(5,045)
Acquisition of Virginia Savings Bancorp, net of cash acquired of $24,943	20,272
Net Cash Used in Investing Activities	(84,565)	(55,094)	(32,143)
Financing Activities
Net increase in noninterest-bearing deposits	49,146	31,098	9,487
Net increase (decrease) in interest-bearing deposits	16,388	18,795	(1,834)
Net (decrease) increase in short-term borrowings	(74,404)	76,340	(6,005)
Repayment of long-term debt			(78)
Purchases of treasury stock	(7,915)	(23,790)	(12,902)
Proceeds from exercise of stock options	544	262	236
Dividends paid	(20,710)	(20,630)	(21,350)
Net Cash (Used in) Provided by Financing Activities	(36,951)	82,075	(32,446)
(Decrease) increase in Cash and Cash Equivalents	(61,405)	80,020	3,744
Cash and cash equivalents at beginning of period	146,399	66,379	62,635
Cash and Cash Equivalents at End of Period	$ 84,994	$ 146,399	$ 66,379

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Consolidated Statements Of Cash Flows [Abstract]
Cash acquired from acquisition	$ 24,943

Summary Of Significant Accounting And Reporting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting And Reporting Policies [Abstract]
Summary Of Significant Accounting And Reporting Policies

Note One – Summary of Significant Accounting and Reporting Policies

  Summary of Significant Accounting and Reporting Policies: The accounting and reporting policies of City Holding Company and its subsidiaries (the “Company”) conform with U. S. generally accepted accounting principles and require management to make estimates and develop assumptions that affect the amounts reported in the financial statements and related footnotes. Actual results could differ from management’s estimates. The following is a summary of the more significant policies.

  Principles of Consolidation: The consolidated financial statements include the accounts of City Holding Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

  The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity in conformity with U. S. generally accepted accounting principles. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, variable interest entities (VIEs) are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in an entity is present when an enterprise has a variable interest, or a combination of variable interests, that will absorb a majority of the entity’s expected losses, receive a majority of the entity’s expected residual returns, or both. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. The Company’s wholly owned subsidiary, City Holding Capital Trust III, is a VIE for which the Company is not the primary beneficiary. Accordingly, the accounts of this entity are not included in the Company’s consolidated financial statements.

  Certain amounts in the financial statements have been reclassified. Such reclassifications had no impact on shareholders’ equity or net income for any period.

  Description of Principal Markets and Services: The Company is a bank holding company headquartered in Charleston, West Virginia, and conducts its principal activities through its wholly-owned subsidiary, City National Bank of West Virginia (“City National”). City National is a retail and consumer-oriented community bank with 73 offices in West Virginia, Kentucky, Virginia and Ohio. Principal activities include providing deposit, credit, trust and investment management, and insurance related products and services. The Company conducts its business activities through one reportable business segment - community banking.

  Cash and Due from Banks: The Company considers cash, due from banks, and interest-bearing federal deposits in depository institutions as cash and cash equivalents.

  Securities: Management determines the appropriate classification of securities at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold debt securities to maturity, they are classified as investment securities held-to-maturity and are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts. Debt securities which the Company may not hold to maturity are classified as investment securities available-for-sale along with the Company’s investment in equity securities. Securities available-for-sale are carried at fair value, with the unrealized gains and losses, net of tax, reported in comprehensive income. Securities classified as available-for-sale include securities that management intends to use as part of its asset/liability management strategy and that may be sold in response to changes in interest rates, resultant prepayment risk, and other factors.

  The Company utilizes a third party pricing service provider to value its investment portfolio.  Annually, the Company obtains an independent auditor’s report from its third party pricing service provider regarding its controls over valuation of investment securities.  Although no control deficiencies were noted, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review market values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values.

  On a quarterly basis, the Company performs a review of investment securities to determine if any unrealized losses are other than temporarily impaired.  Management considers the following, among other things, in its determination of the nature of the unrealized losses, (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition, capital strength, and near–term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  The Company continues to actively monitor the market value of these investments along with the financial strength of the issuers behind these securities, as well as its entire investment portfolio.  Based on the market information available, the Company believes that the recent declines in market value are temporary and that the Company does not have the intent to sell any of the securities classified as available for sale and believes it is more likely than not that the Company will not have to sell any such securities before recovery of costs.  The Company cannot guarantee that such securities will recover and if additional information becomes available in the future to suggest that the losses are other than temporary, the Company may need to record impairment charges in the future.

  The specific identification method is used to determine the cost basis of securities sold.

  Certain investment securities that do not have readily determinable fair values and for which the Company does not exercise significant influence are carried at cost and classified as other investment securities on the Consolidated Balance Sheets.  These cost-method investments are reviewed for impairment at least annually or sooner if events or changes in circumstances indicate the carrying value may not be recoverable.

  Loans: Loans, excluding previously securitized loans, which are discussed separately below, are reported at the principal amount outstanding, net of unearned income.  Portfolio loans include those for which management has the intent and City has the ability to hold for the foreseeable future, or until maturity or payoff.  The foreseeable future is based upon management’s judgment of current business strategies and market conditions, the type of loan, asset/ liability management, and liquidity.

  Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return. Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan. The accrual of interest income generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates a borrower is unable to meet the contractual terms of their respective loan agreement. Other indicators considered for placing a loan on non-accrual status include the borrower’s involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable. When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in process of collection.

  Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured. Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

  Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance. Unsecured commercial loans are generally charged off when the loan becomes 120 days past due. Secured commercial loans are generally evaluated for charge-off when the loan becomes 180 days past due. Closed-end consumer loans are generally charged off when the loan becomes 120 days past due and open-end consumer loans are generally charged off when the loan becomes 180 days past due.

  Previously Securitized Loans: Amounts reported as previously securitized loans represent the carrying value of loans beneficially owned by the Company as a result of exercising its early redemption option during 2003 and 2004 to fully redeem the obligations owed to investors (“notes”) in certain of the Company’s securitization transactions. The loans were recorded at the lower of fair value or their carrying values, which was the carrying value of the related retained interest asset underlying the securitization plus amounts remitted by the Company to the noteholders to redeem the notes. Because the carrying value of the retained interests incorporated assumptions with regard to expected prepayment and default rates on the loans and also considered the expected timing and amount of cash flows to be received by the Company, the carrying value of the retained interests and the carrying value of the loans was less than the actual outstanding balance of the loans.

  The Company is accounting for the difference between the carrying value and the expected cash flows from these loans as an adjustment of the yield on the loans over their remaining lives. The discount is accreted to income over the period during which payments are probable of collection and are reasonably estimable.  For loan pools where the discount is fully accreted, the cash receipts related to these loans are recognized in interest income as received.

  Allowance for Loan Losses: The allowance for loan losses is maintained at a level that represents management’s best estimate of probable losses in the loan portfolio. Management’s determination of the adequacy of the allowance for loan losses is based upon an evaluation of individual credits in the loan portfolio, historical loan loss experience, current economic conditions, and other relevant factors. This determination is inherently subjective, as it requires material estimates including the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. These evaluations are conducted at least quarterly and more frequently if deemed necessary.  The allowance for loan losses related to loans considered to be impaired is generally evaluated based on the discounted cash flows using the impaired loan’s initial effective interest rate or the fair value of the collateral for certain collateral dependent loans. Loan losses are charged against the allowance and recoveries of amounts previously charged are credited to the allowance. A provision for loan losses is charged to operations based on management’s periodic evaluation of the adequacy of the allowance after considering factors noted above, among others.

  In evaluating the adequacy of its allowance for loan losses, the Company stratifies the loan portfolio into six major groupings, including commercial real estate, commercial and industrial, residential real estate, home equity, and others. Historical loss experience, as adjusted, is applied to the then outstanding balance of loans in each classification to estimate probable losses inherent in each segment of the portfolio. Historical loss experience is adjusted using a systematic weighted probability of potential risk factors that could result in actual losses deviating from prior loss experience. Risk factors considered by the Company in completing this analysis include: (1) unemployment and economic trends in the Company’s markets, (2) concentrations of credit, if any, among any industries, (3) trends in loan growth, loan mix, delinquencies, losses or credit impairment, (4) adherence to lending policies and others. Each risk factor is designated as low, moderate/increasing, or high based on the Company’s assessment of the risk to loss associated with each factor. Each risk factor is then weighted to consider probability of occurrence.

  Additionally, all commercial loans within the portfolio are subject to internal risk grading. Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company’s internal loan review process. Based on an individual loan’s risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

  Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets. Depreciation of leasehold improvements is computed using the straight-line method over the lesser of the term of the respective lease or the estimated useful life of the respective asset. Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized and depreciated over the estimated remaining life of the asset.

  Other Real Estate Owned:  Other real estate owned (“OREO”) is comprised principally of commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations.  OREO acquired in settlement of indebtedness is included in Other Assets at the lower of estimated fair value of the asset, less estimated selling costs or the carrying amount of the loan.  Changes to the value subsequent to transfer are recorded in noninterest expense, along with direct operating expenses.  Gains or losses not previously recognized from sales of OREO are recognized in noninterest expense on the date of the sale.  As of December 31, 2012 and 2011, the amount of OREO included in Other Assets was $8.2 million and $7.9 million, respectively.

  Goodwill and Other Intangible Assets: Goodwill is the excess of the cost of an acquisition over the fair value of tangible and intangible assets acquired.  Goodwill is not amortized.  Intangible assets represent purchased assets that also lack physical substance, but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability.  Intangible assets with determinable useful lives, such as core deposits, are amortized over their estimated useful lives.

  The Company performs an annual review for impairment in the recorded value of goodwill and indefinite lived intangible assets. Goodwill is tested for impairment between the annual tests if an event occurs or circumstances change that more than likely reduce the fair value of a reporting unit below its carrying value. An indefinite-lived intangible asset is tested for impairment between the annual tests if an event occurs or circumstances change indicating that the asset might be impaired.

  Securities Sold Under Agreements to Repurchase:  Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold plus accrued interest.  Securities sold primarily consists of U.S. government, federal agency, and municipal securities pledged as collateral under these financing arrangements and cannot be repledged or sold, unless replaced by the secured party.

  Insurance Commissions:  Commission revenue is recognized as of the effective date of the insurance policy or the date the customer is billed, whichever is later.  The Company also receives contingent commissions from insurance companies as additional incentive for achieving specified premium volume goals and/or the loss experience of the insurance placed by the Company.  The Company maintains a reserve for commission adjustments based on estimated policy cancellations.  This reserve was not significant at December 31, 2012 or 2011.

  Derivative Financial Instruments: The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the value of certain assets and liabilities and on future cash flows.  All derivative instruments are carried at fair value on the balance sheet. The change in the fair value of the hedged item related to the risk being hedged is recognized in earnings in the same period and in the same income statement caption as the change in the fair value of the derivative.  The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

  Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. The Company has no fair value hedges as of December 31, 2012 and 2011.  Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

  Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability, with a corresponding offset recorded in other comprehensive income within shareholders’ equity, net of income taxes. Amounts are reclassified from other comprehensive income to the income statement in the period or periods the hedged forecasted transaction affects earnings.

  For the Company’s cash flow hedges, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instruments have been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been or will not continue to be highly effective as a hedge, hedge accounting is discontinued.  The Company has no cash flow hedges at December 31, 2012 and 2011.

  For derivatives that are not designated in a hedge relationship, changes in the fair value of the derivatives are recognized in earnings in the same period as the change in fair value.

  Trust Assets:  Assets held in a fiduciary or agency capacity for customers are not included in the accompanying financial statements since such items are not assets of the Company.

  Income Taxes: The consolidated provision for income taxes is based upon reported income and expense. Deferred income taxes are provided for temporary differences between financial reporting and tax bases of assets and liabilities, computed using enacted tax rates. The Company files a consolidated income tax return. The respective subsidiaries generally provide for income taxes on a separate return basis and remit amounts determined to be currently payable to the Parent Company.

  The Company and its subsidiaries are subject to examinations and challenges from federal and state taxing authorities regarding positions taken in returns.  Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination.  These positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the taxing authority and assuming full knowledge of the position and all relevant facts by the taxing authority.

  The Company invests in certain limited partnerships that operate qualified low-income housing tax credit developments.  These investments are considered variable interest entities for which the Company is not the primary beneficiary.  The tax credits are reflected in the Consolidated Statements of Income as a reduction in income tax expense.  The unamortized amount of the investments is recorded within Other Assets within the Consolidated Balance Sheets.  The Company’s investments in affordable housing limited partnerships were $1.8 million and $2.3 million at December 31, 2012 and 2011, respectively.

  Advertising Costs: Advertising costs are expensed as incurred.

  Stock-Based Compensation: Compensation expense related to stock options and restricted stock awards issued to employees is based upon the fair value of the award at the date of grant.  The fair value of stock options is estimated utilizing a Black Scholes pricing model, while the fair value of restricted stock awards is based upon the stock price at the date of grant.  Compensation expense is recognized on a straight line basis over the vesting period for options and the respective period for stock awards.

  Basic and Diluted Earnings per Common Share: Basic earnings per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding, excluding participating securities. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares outstanding, excluding participating securities, increased by the number of shares of common stock which would be issued assuming the exercise of stock options and other common stock equivalents. The incremental shares related to stock options were 82,000, 75,000, and 62,000 in 2012, 2011, and 2010, respectively.

Recent Accounting Pronouncements:  In April 2011, the FASB issued ASU no. 2011-02, “Receivables (Topic 310) – A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.”  This ASU clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties.  ASU No. 2011-02 became effective for the Company’s reporting period that began on July 1, 2011 and applied retrospectively on restructurings occurring on or after January 1, 201l.  The adoption of ASU No. 2011-04 did not have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.”  This ASU amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance contained in U.S. generally accepted accounting principles and International Financial Reporting Standards (“IFRS”).  The provisions of ASU No. 2011-04 clarify existing fair value measurements, amend certain principles set forth in Topic 820 and requires additional fair value disclosures.  ASU No. 2011-04 became effective for the Company’s reporting period that began on January 1, 2012.  The adoption of ASU No. 2011-04 did not have a material impact on the Company’s financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income.”  ASU 2011-05 amends Topic 220, “Comprehensive Income,” to require that all non-owner changes in shareholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate, but consecutive statements, thus eliminating the option to present components of comprehensive income within the statement of changes in shareholders’ equity.  ASU No. 2011-05 is effective for the Company’s reporting period beginning on January 1, 2012; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassification Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” as further discussed below.  The adoption of ASU No. 2011-05 did not have a material impact on the Company’s financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.”  Under this ASU, an entity has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.  If an entity determines, as a result of this qualitative assessment, that it is not more than likely that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  ASU No. 2011-08 became effective for the Company’s reporting period that  began on January 1, 2012.  The adoption of ASU No. 2011-08 did not have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  This ASU defers the changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments.  ASU No. 2011-05 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to ASU No. 2011-05.  All other requirements in ASU No. 2011-05 are not affected.  ASU No. 2011-12 became effective for the Company’s reporting periods that began on January 1, 2012 and did not have a material impact on the Company’s financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment.”  Under this ASU, entities have the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired.  If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action.  However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test.  An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test.  ASU No. 2012-02 is effective for the Company beginning on January 1, 2013.  The adoption of ASU No. 2012-02 is not expected to have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220) – Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.”  This ASU requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amounts reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.  ASU No. 2013-02 is effective for the Company beginning on January 1, 2013.  The adoption of ASU No. 2013-02 is not expected to have a material impact on the Company’s financial statements.

            Statements of Cash Flows: Cash paid for interest, including interest paid on long-term debt and trust preferred securities, was $14.9 million, $21.7 million, and $28.5 million in 2012, 2011, and 2010, respectively. During 2012, 2011 and 2010, the Company paid $14.7 million, $19.0 million, and $15.0 million, respectively, for income taxes.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions

Note Two – Acquisitions

            On May 31, 2012, the Company acquired 100% of the outstanding common and preferred stock of Virginia Savings Bancorp, Inc. and its wholly owned subsidiary, Virginia Savings Bank (collectively, “VSB”).  As a result of this acquisition, the Company acquired five branches which expanded its footprint into Virginia.  At the time of closing, VSB had total assets of $132 million, loans of $82 million, deposits of $120 million and shareholders’ equity of $11 million.

            The total transaction was valued at $12.4 million, consisting of cash of $4.7 million and approximately 240,000 shares of common stock valued at $7.7 million.  The common stock was valued based on the closing price of $32.18 for the Company’s common shares on May 31, 2012.  The preliminary purchase price has been allocated as follows:

May 31, 2012
Consideration:
Cash	$4,672
Common stock	7,723
$12,395

Identifiable assets:
Cash and cash equivalents	$24,943
Investment securities	14,082
Loans	73,463
Premises and equipment	5,158
Other assets	8,799
Total identifiable assets	126,445

Identifiable liabilities:
Deposits	122,723
Other liabilities	698
Total identifiable liabilities	123,421

Net identifiable assets	3,024
Goodwill	8,098
Core deposit intangible	1,273
$12,395

            In determining the estimated fair value of the acquired loans, management considered several factors, such as estimated future credit losses, estimated prepayments, remaining lives of the acquired loans, estimated value of the underlying collateral and the net present value of the cash flows expected to be received.  For smaller loans not specifically reviewed, management grouped the loans into their respective homogeneous loan pool and applied a loss estimate accordingly.

            Acquired loans are accounted for using one of the two following accounting standards:

(1)

ASC Topic 310-20 is used to value loans that do not have evidence of credit quality deterioration.  For these loans, the difference between the fair value of the loan and the amortized cost of the loan is amortized or accreted into income using the interest method.

(2)

ASC Topic 310-30 is used to value loans that have evidence of credit quality deterioration.  For these loans, the expected cash flows that exceed the fair value of the loan represent the accretable yield, which is recognized as interest income on a level-yield basis over the expected cash flow periods of the loans.  The non-accretable difference represents the difference between the contractually required principal and interest payments and the cash flows expected to be collected based upon management’s estimation.  Subsequent decreases in the expected cash flows will require the Company to evaluate the need for additions to the Company’s allowance for loan losses.  Subsequent increases in the expected cash flows will result in a reversal of the provision for loan losses to the extent of prior charges with a corresponding adjustment to the accretable yield, which will result in the recognition of additional interest income over the remaining lives of the loans.

The following table presents the loans acquired in conjunction with the VSB acquisition:

May 31, 2012

Contractually required principal and interest	$11,567
Contractual cash flows not expected to be collected (non-accretable difference)	(3,973)
Expected cash flows	7,594
Interest component of expected cash flows (accretable difference)	(954)
Estimated fair value of purchased credit impaired loans acquired	$6,640

Estimated fair value of performing loans acquired (contractual balance of $72.5 million)	66,823
Estimated fair value of loans acquired	$73,463

              The fair values of non-time deposits approximated their carrying value at the acquisition date.  For time deposits, the fair values were estimated based on discounted cash flows, using interest rates that are currently being offered compared to the contractual interest rates.   Based on this analysis, management recorded a premium on time deposits acquired of $2.3 million, which is being amortized over five years.

The Company believes that the customer relationships with the deposits acquired have an intangible value.  In connection with the acquisition, the Company recorded a core deposit intangible asset of $1.3 million, which represents the value of the relationship that VSB had with their deposit customers.  The fair value was estimated based on a discounted cash flow methodology that considered type of deposit, deposit retention and the cost of the deposit base.   The core deposit intangible is being amortized over ten years, with an annual charge of less than $0.2 million per year.  The following table presents a rollforward of the Company’s intangible assets from the beginning of the year:

Intangible Assets
Balance, January 1, 2012	$1,274
Core deposit intangible acquired in conjunction with the acquisition of VSB	1,273
Amortization expense	(478)
Balance, December 31, 2012	$2,069

Under GAAP, management has up to twelve months following the date of the acquisition to finalize the fair values of acquired assets and liabilities.  The measurement period ends as soon as the Company receives information it was seeking about facts and circumstances that existed as of the acquisition date or learns more information is not obtainable.  Any subsequent adjustments to the fair value of the acquired assets and liabilities, intangible assets or other purchase accounting adjustments will result in adjustments to the goodwill recorded.  The measurement period is limited to one year from the acquisition date.  The goodwill recorded in conjunction with the VSB acquisition is not expected to be deductible for tax purposes.  The following table presents a rollforward of goodwill from the beginning of the year:

Goodwill
Balance, January 1, 2012	$54,890
Goodwill acquired in conjunction with the acquisition of VSB	8,098
Balance, December 31, 2012	$62,988

            On January 10, 2013, the Company acquired 100% of the outstanding common and preferred stock of Community Financial Corporation and its wholly owned subsidiary Community Bank (“Community”).  As a result of this acquisition, the Company acquired eight branches along the I-81 corridor in western Virginia and two branches in Virginia Beach, Virginia.  At the time of closing, Community had total assets of $460 million, loans of $410 million, deposits of $380 million and shareholders’ equity of $53 million.  Community shareholders received 0.1753 shares of City Holding Company common stock for each share of Community Financial Corporation stock, resulting in the issuance of approximately 767,000 shares of City Holding Company common stock valued at approximately $28 million.  The common stock was valued based on the closing price of $36.23 for the Company's common shares on January 9, 2013.

Restrictions On Cash Due From Banks	12 Months Ended
Dec. 31, 2012
Restrictions On Cash Due From Banks [Abstract]
Restrictions On Cash Due From Banks

Note Three – Restrictions on Cash and Due From Banks

  City National is required to maintain an average reserve balance with the Federal Reserve Bank of Richmond to compensate for services provided by the Federal Reserve and to meet statutory required reserves for demand deposits. The average amount of the reserve balance for the year ended December 31, 2012 was approximately $16.8 million.

Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments

Note Four –Investments

The aggregate carrying and approximate market values of securities follow.  Fair values are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable financial instruments.

	December 31, 2012				December 31, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$3,792	$96	$-	$3,888	$5,868	$173	$-	$6,041
Obligations of states and
political subdivisions	47,293	1,651	15	48,929	55,262	1,561	21	56,802
Mortgage-backed securities:
U.S. government agencies	279,336	7,231	85	286,482	220,815	6,966	168	227,613
Private label	3,235	37	-	3,272	5,117	45	6	5,156
Trust preferred
securities	15,402	55	2,812	12,645	48,951	941	4,735	45,157
Corporate securities	16,152	207	412	15,947	16,226	160	1,988	14,398
Total Debt Securities	365,210	9,277	3,324	371,163	352,239	9,846	6,918	355,167
Marketable equity securities	3,381	804	-	4,185	4,318	-	465	3,853
Investment funds	1,724	50	-	1,774	1,724	39	-	1,763
Total Securities
Available-for-Sale	$370,315	$10,131	$3,324	$377,122	$358,281	$9,885	$7,383	$360,783

	December 31, 2012				December 31, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
Trust preferred securities	$13,454	$465	$58	$13,861	$23,458	$675	$710	$23,423
Total Securities
Held-to-Maturity	$13,454	$465	$58	$13,861	$23,458	$675	$710	$23,423

Other investment securities:
Non-marketable equity securities	$11,463	$-	$-	$11,463	$11,934	$-	$-	$11,934
Total Other Investment
Securities	$11,463	$-	$-	$11,463	$11,934	$-	$-	$11,934

Securities with limited marketability, such as stock in the Federal Reserve Bank or the Federal Home Loan Bank, are carried at cost and are reported as non-marketable equity securities in the table above.

Certain investment securities owned by the Company were in an unrealized loss position (i.e., amortized cost basis exceeded the estimated fair value of the securities) as of December 31, 2012 and December 31, 2011.  The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and December 31, 2011.

	December 31, 2012
	Less Than Twelve Months		Twelve Months or Greater		Total
(In thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$1,163	$15	$-	$-	$1,163	$15
Mortgage-backed securities:
U.S. Government agencies	16,225	85	-	-	16,225	85
Trust preferred securities	348	51	5,836	2,761	6,184	2,812
Corporate securities	1,950	49	4,344	363	6,294	412
Total	$19,686	$200	$10,180	$3,124	$29,866	$3,324

Securities held-to-maturity:
Trust preferred securities	$-	$-	$3,380	$58	$3,380	$58

	December 31, 2011
	Less Than Twelve Months		Twelve Months or Greater		Total
(In thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$992	$11	$394	$10	$1,386	$21
Mortgage-backed securities:
U.S. Government agencies	-	-	4,333	168	4,333	168
Private label	3,236	6	-	-	3,236	6
Trust preferred securities	6,724	520	5,402	4,215	12,126	4,735
Corporate securities	1,791	241	4,941	1,747	6,732	1,988
Marketable equity securities	3,810	465	-	-	3,810	465
Total	$16,553	$1,243	$15,070	$6,140	$31,623	$7,383

Securities held-to-maturity:
Trust preferred securities	$4,823	$212	$8,219	$498	$13,042	$710

Marketable equity securities consist of investments made by the Company in equity positions of various community banks.  Included within this portfolio are meaningful (2-5%) ownership positions in the following community bank holding companies: First National Corporation and First United Corporation.

During the year ended December 31, 2012, the Company recorded $0.6 million in credit-related net investment impairment losses.  The charges deemed to be other-than-temporary were related to pooled bank trust preferred securities with a remaining carrying value of $3.5 million at December 31, 2012.  The credit-related net impairment charges related to the pooled bank trust preferred securities were based on the Company’s quarterly reviews of its investment securities for indications of losses considered to be other-than-temporary.  During 2011, the Company recorded $1.3 million in credit-related net investment impairment losses.  The charges deemed to be other-than-temporary were related to pooled bank trust preferred securities ($0.4 million credit-related net impairment losses for the full year) with a remaining carrying value of $3.4 million at December 31, 2011, and community bank and bank holding company equity positions ($0.9 million credit-related net impairment losses for the full year) with a remaining carrying value of $3.9 million at December 31, 2011.  The credit-related net impairment charges related to the pooled bank trust preferred securities were based on the Company’s quarterly reviews of its investment securities for indications of losses considered to be other-than-temporary.  Based on management’s assessment of the securities the Company owns, the seniority position of the securities within the pools, the level of defaults and deferred payments within the pools, management concluded that credit-related impairment charges of $0.4 million on the pooled bank trust preferred securities were appropriate for the year ending December 31, 2011.  During the year ended December 31, 2011, the Company recognized $0.9 million of credit-related net impairment charges on the Company’s equity positions due to the length of time and extent to which the market value of these securities have been below the Company’s cost basis.  As a result of these factors, the Company does not expect the market value of these securities to recover in the near future.

Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other-than-temporary would be reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers, among other things (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition, capital strength, and near-term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent to sell the investment security and if it’s more likely than not that the Company will not have to sell the security before recovery of its cost basis.  In addition, management also employs a continuous monitoring process in regards to its marketable equity securities, specifically its portfolio of regional community bank holdings.  Although the regional community bank stocks that are owned by the Company are publicly traded, the trading activity for these stocks is minimal, with trading volumes of less than 0.1% of each respective company being traded on a daily basis.  As part of management’s review process for these securities, management reviews the financial condition of each respective regional community bank for any indications of financial weakness.

Management has the ability and intent to hold the securities classified as held-to-maturity until they mature, at which time the Company will receive full value for the securities.  Furthermore, as of December 31, 2012, management does not intend to sell an impaired security and it is not more than likely that it will be required to sell the security before the recovery of its amortized cost basis.  The unrealized losses on debt securities are primarily the result of interest rate changes, credit spread widening on agency-issued mortgage related securities, general financial market uncertainty and unprecedented market volatility.  These conditions will not prohibit the Company from receiving its contractual principal and interest payments on its debt securities.  The fair value is expected to recover as the securities approach their maturity date or repricing date.   As of December 31, 2012, management believes the unrealized losses detailed in the table above are temporary and no additional impairment loss has been recognized in the Company’s consolidated income statement.  Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss will be recognized in net income in the period of the other-than-temporary impairment is identified, while any noncredit loss will be recognized in other comprehensive income.

At December 31, 2012, the book value of the Company’s five pooled trust preferred securities totaled $6.7 million with a carrying value of $3.5 million.  All of these securities are mezzanine tranches.  Pooled trust preferred securities represent beneficial interests in securitized financial assets that the Company analyzes within the scope of ASC 320, “Investments-Debt and Equity Securities” and are evaluated quarterly for other-than-temporary-impairment (“OTTI”).  Management performs an analysis of OTTI utilizing its internal methodology as described below to estimate expected cash flows to be received in the future.  The Company reviews each of its pooled trust preferred securities to determine if an OTTI charge would be recognized in current earnings in accordance with ASC 320, “Investments-Debt and Equity Securities”.  There is a risk that continued collateral deterioration could cause the Company to recognize additional OTTI charges in earnings in the future.

When evaluating pooled trust preferred securities for OTTI, the Company determines a credit related portion and a noncredit related portion.  The credit related portion is recognized in earnings and represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The noncredit related portion is recognized in other comprehensive income, and represents the difference between the book value and the fair value of the security less the amount of the credit related impairment.  The determination of whether it is probable that an adverse change in estimated cash flows has occurred is evaluated by comparing estimated cash flows to those previously projected as further described below.  The Company considers this process to be its primary evidence when determining whether credit related OTTI exists.  The results of these analyses are significantly affected by other variables such as the estimate of future cash flows, credit worthiness of the underlying issuers and determination of the likelihood of defaults of the underlying collateral.

The Company utilizes a third party model to compute the present value of expected cash flows which considers the structure and term of each of the five respective pooled trust preferred securities and the financial condition of the underlying issuers.  Specifically, the third party model details interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes. The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities. For issuing banks that have defaulted, management generally assumes no recovery. For issuing banks that have deferred its interest payments, management excludes the collateral balance associated with these banks and assumes no recoveries of such collateral balance in the future. The exclusion of such issuing banks in a current deferral position is based on such bank experiencing a certain level of financial difficulty that raises doubt about its ability to satisfy its contractual debt obligation, and accordingly, the Company excludes the associated collateral balance from its estimate of expected cash flows. Other assumptions used in the estimate of expected cash flows include expected future default rates and prepayments. Specifically, the model assumes annual prepayments of 1.0% with 100% at maturity and assumes 150 basis points of additional annual defaults from banks that are currently not in default or deferral.  In addition, the model assumes no recoveries except for one trust preferred security which assumes that one of the banks currently deferring or in default will cure such positions.  Management compares the present value of expected cash flows to those previously projected to determine if an adverse change in cash flows has occurred. If an adverse change in cash flows has occurred, management determines the credit loss to be recognized in the current period and the portion related to noncredit factors to be recognized in other comprehensive income.

The following table presents a progression of the credit loss component of OTTI on debt and equity securities recognized in earnings during the year ended December 31, 2012 and for the year ended December 31, 2011.  The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The credit component of OTTI recognized in earnings during a period is presented in two parts based upon whether the credit impairment in the current period is the first time the security was credit impaired (initial credit impairment) or if there is additional credit impairment on a security that was credit impaired in previous periods.

(In thousands)	Debt Securities	Equity Securities	Total

Balance at January 1, 2011	$20,893	$5,130	$26,023
Additions:
Initial credit impairment	-	-	-
Additional credit impairment	355	918	1,273
Deductions:
Called	(638)	-	(638)
Balance December 31, 2011	20,610	6,048	26,658
Additions:
Initial credit impairment	-	-	-
Additional credit impairment	576	-	576
Deductions:
Sold	-	(1,235)	(1,235)
Balance December 31, 2012	$21,186	$4,813	$25,999

  The following table presents additional information about the Company’s trust preferred securities with a credit rating of below investment grade as of December 31, 2012:

(Dollars in thousands)

Deal Name	Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
	Pooled trust preferred securities:
	Available for Sale:
P1	Pooled	Mezz	$ 1,115	$ 451	$ 248	(203)	Ca	12	22.8%	17.1%	(2)	33.3%
P2	Pooled	Mezz	3,944	1,197	871	(326)	Ca	12	25.9%	18.9%	(2)	8.8%
P3(5)	Pooled	Mezz	2,962	1,419	367	(1,052)	Caa3	22	24.5%	8.2%	(2)	12.3%
P4(6)	Pooled	Mezz	4,060	400	348	(52)	Ca	10	19.2%	8.2%	(3)	21.0%
P5	Pooled	Mezz	5,872	826	376	(450)	Ca	14	26.0%	22.0%	(2)	20.8%

	Held-to-Maturity:
P6	Pooled	Mezz	2,158	255	496	241	Ca	12	22.8%	17.1%	(2)	33.3%
P7	Pooled	Mezz	5,237	1,075	1,161	86	Ca	12	25.9%	18.9%	(2)	8.8%

	Single issuer trust preferred securities
	Available for sale:
S1	Single		261	235	174	(61)	NR	1	-	-
S2	Single		1,000	1,000	1,018	18	Ba3	1	-	-

	Held-to-Maturity:
S3	Single		4,000	4,000	4,000	-	NR	1	-	-
S4	Single		3,360	3,094	3,090	(4)	NR	1	-	-
S5	Single		3,564	3,531	3,586	55	NR	1	-	-

(1)

The differences noted consist of unrealized losses recorded at December 31, 2012 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

(2)

Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

(3)

Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default.  The model for this security assumes that one of the banks that are currently deferring will cure.  If additional underlying issuers cure, this bond could recover at a higher percentage.

(4)

Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

(5)

Other-than-temporary impairment losses of $11,000 were recognized during the year ended December 31, 2012.  Other-than-temporary impairment losses of $115,000 were recognized during the year ended December 31, 2011.

(6)

Other-than-temporary impairment losses of $565,000 were recognized during the year ended December 31, 2012.  Other-than-temporary impairment losses of $240,000 were recognized during the year ended December 31, 2011.

  The amortized cost and estimated fair value of debt securities at December 31, 2012, by contractual maturity, are shown in the following table.  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

(In thousands)	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	6,672	6,705
Due after one year through five years	31,265	31,680
Due after five years through ten years	55,632	57,646
Due after ten years	271,641	275,132
	$365,210	$371,163

Securities Held-to-Maturity
Due in one year or less	-	-
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	13,454	13,861
	$13,454	$13,861

  Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below:

	For the year ended December 31,
(in thousands)	2012	2011	2010

Gross realized gains	1,776	3,763	1,397
Gross realized losses	(246)	(7)	-
Investment security gains (losses)	1,530	3,756	1,397

  The specific identification method is used to determine the cost basis of securities sold.

  The carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law approximated $228 million and $204 million at December 31, 2012 and December 31, 2011, respectively.

Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans

Note Five –Loans

The following summarizes the Company’s major classifications for loans:

( In thousands)	December 31, 2012	December 31, 2011

Residential real estate	$1,031,435	$929,788
Home equity – junior liens	143,110	141,797
Commercial and industrial	108,739	130,899
Commercial real estate	821,970	732,146
Consumer	36,564	35,845
DDA overdrafts	4,551	2,628
Gross loans	2,146,369	1,973,103
Allowance for loan losses	(18,809)	(19,409)
Net loans	$2,127,560	$1,953,694

            Construction loans of $15.4 million and $9.3 million are included within residential real estate loans at December 31, 2012 and December 31, 2011, respectively.  Construction loans of $15.4 million and $20.2 million are included within commercial real estate loans at December 31, 2012 and December 31, 2011, respectively.  The Company’s commercial and residential real estate construction loans are primarily secured by real estate within the Company’s principal markets.  These loans were originated under the Company’s loan policy, which is focused on the risk characteristics of the loan portfolio, including construction loans.  Adequate consideration has been given to these loans in establishing the Company’s allowance for loan losses.

            At December 31, 2012, the outstanding loan balances acquired in the Virginia Savings Bancorp, Inc. acquisition were $66.5 million, including $7.0 million of credit-impaired loans, with a contractual principal and interest balance of $10.8 million.  Changes in the accretable yield and carrying amount for purchased credit-impaired loans for the twelve months ended December 31, 2012 is as follows:

		Carrying Amount
	Accretable Yield	of Loans
Balance at the beginning of the period	$-	$-
Additions	954	6,640
Accretion	(837)	837
Net reclassifications to accretable from non-accretable	1,714	-
Payments received, net	-	(356)
Disposals	(8)	(103)
Balance at the end of period	$1,823	$7,018

            A reconciliation of the contractual required principal and interest balance to the carrying amount of purchased credit-impaired loans as of December 31, 2012 is as follows:

Contractual required principal and interest	$10,758
Nonaccretable difference	(1,917)
Expected cash flows	8,841
Accretable yield	(1,823)
Carrying balance	$7,018

            Increases in expected cash flow subsequent to the acquisition are recognized prospectively through adjustment of yield on the loans or pools over its remaining life, while decreases in expected cash flows are recognized as impairment through a provision for loan loss and an increase in the allowance for purchased credit-impaired loans.

            The overall improvement in the cash flow expectations on the purchased credit-impaired loans resulted in the reclassification from nonaccretable difference to accretable yield of $1.7 million during the year ended December 31, 2012.  These reclassifications resulted in yield adjustments on these loans on a prospective basis to interest income.

Allowance For Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

Note Six  –Allowance For Loan Losses

Management systematically monitors the loan portfolio and the adequacy of the allowance for loan losses on a quarterly basis to provide for probable losses inherent in the portfolio.  Management assesses the risk in each loan type based on historical trends, the general economic environment of its local markets, individual loan performance and other relevant factors.

Individual credits are selected throughout the year for detailed loan reviews, which are utilized by management to assess the risk in the portfolio and the adequacy of the allowance.  Due to the nature of commercial lending, evaluation of the adequacy of the allowance as it relates to these types of loan types is often based more upon specific credit reviews, with consideration given to the potential impairment of certain credits and historical loss rates, adjusted for economic conditions and other inherent risk factors.

A loan acquired and accounted for under ASC Topic 310-30 is reported as an accruing loan and a performing asset.

The following summarizes the activity in the allowance for loan loss, by portfolio segment, for the year ended December 31, 2012 and 2011.  The following also presents the balance in the allowance for loan loss disaggregated on the basis of the Company’s impairment measurement method and the related recorded investment in loans, by portfolio segment, as of December 31, 2012 and December 31, 2011.

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
Allowance for loan loss
Beginning balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409
Charge-offs	226	4,604	1,030	1,355	190	1,522	8,927
Recoveries	32	289	22	18	135	1,456	1,952
Provision	102	3,089	1,398	1,511	48	227	6,375
Ending balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

December 31, 2011:
Allowance for loan loss
Beginning balance	$1,864	$8,488	$5,337	$1,452	$95	$988	$18,224
Charge-offs	522	1,989	1,367	1,089	164	1,712	6,843
Recoveries	23	1,981	29	7	136	1,252	3,428
Provision	(775)	3,186	840	1,155	21	173	4,600
Ending balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409

As of December 31, 2012:
Allowance for loan loss
Evaluated for impairment:
Individually	$-	$-	$-	$-	$-	$-	$-
Collectively	498	10,440	5,229	1,699	81	862	18,809
Acquired with deteriorated
credit quality	-	-	-	-	-	-	-
Total	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

Loans
Evaluated for impairment:
Individually	$-	$9,912	$469	$298	$-	$-	$10,679
Collectively	108,739	805,365	1,030,840	142,724	36,453	4,551	2,128,672
Acquired with deteriorated
credit quality	-	6,693	126	88	111	-	7,018
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

As of December 31, 2011:
Allowance for loan loss
Evaluated for impairment:
Individually	$-	$2,666	$-	$-	$-	$-	$2,666
Collectively	590	9,000	4,839	1,525	88	701	16,743
Total	$590	$11,666	$4,839	$1,525	$88	$701	$19,409

Loans
Evaluated for impairment:
Individually	$81	$15,311	$476	$298	$-	$-	$16,166
Collectively	130,818	716,835	929,312	141,499	35,845	2,628	1,956,937
Total	$130,899	$732,146	$929,788	$141,797	$35,845	$2,628	$1,973,103

Credit Quality Indicators

All commercial loans within the portfolio are subject to internal risk grading.  All non-commercial loans are evaluated based on payment history.  The Company’s internal risk ratings for commercial loans are:  Exceptional, Good, Acceptable, Pass/Watch, Special Mention, Substandard and Doubtful.  Each internal risk rating is defined in the loan policy using the following criteria:  balance sheet yields, ratios and leverage, cash flow spread and coverage, prior history, capability of management, market position/industry, potential impact of changing economic, legal, regulatory or environmental conditions, purpose structure, collateral support, and guarantor support.  Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company’s internal loan review process.  Based on an individual loan’s risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

The Company categorizes loans into risk categories based on relevant information regarding the customer’s debt service ability, capacity, overall collateral position along with other economic trends, and historical payment performance.  The risk grades for each credit are updated when the Company receives current financial information, the loan is reviewed by the Company’s internal loan review/credit administration departments, or the loan becomes delinquent or impaired.  The risk grades are updated a minimum of annually for loans rated exceptional, good, acceptable, or pass/watch.  Loans rated special mention, substandard or doubtful are reviewed at least quarterly.  The Company uses the following definitions for its risk ratings:

Risk Rating	Description

Exceptional

Loans classified as exceptional are secured with liquid collateral conforming to the internal loan policy.  Loans rated within this category pose minimal risk of loss to the bank and the risk grade within this pool of loans is generally updated on an annual basis.

Good

Loans classified as good have similar characteristics that include a strong balance sheet, satisfactory debt service coverage ratios, strong management and/or guarantors, and little exposure to economic cycles.  Loans within this category are generally reviewed on an annual basis.  Loans in this category generally have a low chance of loss to the bank.

Acceptable

Loans classified as acceptable have acceptable liquidity levels, adequate debt service coverage ratios, experienced management, and have average exposure to economic cycles.  Loans within this category generally have a low risk of loss to the bank.

Pass/watch

Loans classified as pass/watch have erratic levels of leverage and/or liquidity, cash flow is volatile and the borrower is subject to moderate economic risk.  A borrower in this category poses a low to moderate risk of loss to the bank.

Special mention

Loans classified as special mention have a potential weakness(es) that deserves management’s close attention.  The potential weakness could result in deterioration of the loan repayment or the bank’s credit position at some future date.  A loan rated in this category poses a moderate loss risk to the bank.

Substandard

Loans classified as substandard reflect a customer with a well defined weakness that jeopardizes the liquidation of the debt.  Loans in this category have the possibility that the bank will sustain some loss if the deficiencies are not corrected and the bank’s collateral value is weakened by the financial deterioration of the borrower.

Doubtful

Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristics that make collection of the full contract amount highly improbable.  Loans rated in this category are most likely to cause the bank to have a loss due to a collateral shortfall or a negative capital position.

The following presents loans by the Company’s credit quality indicators, by class, as of December 31, 2012 and December 31, 2011:

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
Risk Grade
Exceptional	$3,355	$1,795	-	-	-	-	$5,150
Good	5,951	108,944	-	-	-	-	114,895
Acceptable	73,566	491,558	-	-	-	-	565,124
Pass/watch	22,818	169,320	-	-	-	-	192,138
Special mention	878	15,015	-	-	-	-	15,893
Substandard	2,171	35,338	-	-	-	-	37,509
Doubtful	-	-	-	-	-	-	-
Total	$108,739	$821,970					930,709

Payment Activity
Performing			1,029,142	141,961	36,564	4,548	$1,212,215
Non-performing			2,293	1,149	-	3	3,445
Total			$1,031,435	$143,110	$36,564	$4,551	$2,146,369

December 31, 2011:
Risk Grade
Exceptional	$4,220	$42	-	-	-	-	$4,262
Good	6,728	107,718	-	-	-	-	114,446
Acceptable	93,077	411,721	-	-	-	-	504,798
Pass/watch	25,246	161,598	-	-	-	-	186,844
Special mention	470	16,802	-	-	-	-	17,272
Substandard	1,037	34,265	-	-	-	-	35,302
Doubtful	121	-	-	-	-	-	121
Total	$130,899	$732,146					863,045

Payment Activity
Performing			$928,789	$139,996	$35,845	$2,616	$1,107,246
Non-performing			999	1,801	-	12	2,812
Total			$929,788	$141,797	$35,845	$2,628	$1,973,103

Aging Analysis of Accruing and Non-Accruing Loans

            Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return.  Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan.  The accrual of interest generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates a borrower is unable to meet the contractual terms of their respective loan agreement.  Other indicators considered for placing a loan on non-accrual status include the borrower’s involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable.  When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses.  Management may elect to continue the accrual of interest when the net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in the process of collection.

Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured.  Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid.  Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance.  Unsecured commercial loans are generally charged off when the loan becomes 120 days past due.  Secured commercial loans are generally charged off when the loan becomes 120 days past due and open-end consumer loans are generally charged off when the loan becomes 180 days past due.

The following presents an aging analysis of the Company’s accruing and non-accruing loans, by class, as of December 31, 2012 and December 31, 2011:

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
30 – 59 days past due	$260	$442	$4,910	$2,379	$113	$270	$8,374
60 – 89 days past due	236	246	599	477	8	8	1,574
Over 90 days past due	-	1	239	37	-	3	280
Non-accrual	1,102	17,667	2,054	1,112	-	-	21,935
	1,598	18,356	7,802	4,005	121	281	32,163
Current	107,141	803,614	1,023,633	139,105	36,443	4,270	2,114,206
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

December 31, 2011:
30 – 59 days past due	$1,243	$576	$4,912	$1,906	$133	$883	$9,653
60 – 89 days past due	-	2,839	408	228	5	14	3,494
Over 90 days past due	-	-	42	112	-	12	166
Non-accrual	375	18,930	957	1,689	-	-	21,951
	1,618	22,345	6,319	3,935	138	909	35,264
Current	129,281	709,801	923,469	137,862	35,707	1,719	1,937,839
Total	$130,899	$732,146	$929,788	$141,797	$35,845	$2,628	$1,973,103

Impaired Loans

The following presents the Company’s impaired loans, by class, as of December 31, 2012 and December 31, 2011:

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
With no related allowance recorded
Recorded investment	$-	$9,912	$469	$298	$-	$-	$10,679
Unpaid principal balance	-	14,781	469	298	-	-	15,548

With an allowance recorded
Recorded investment	$-	$-	$-	$-	$-	$-	$-
Unpaid principal balance	-	-	-	-	-	-	-
Related allowance	-	-	-	-	-	-	-

December 31, 2011:
With no related allowance recorded
Recorded investment	$81	$1,985	$476	$298	$-	$-	$2,840
Unpaid principal balance	81	4,722	476	298	-	-	5,577

With an allowance recorded
Recorded investment	$-	$13,326	$-	$-	$-	$-	$13,326
Unpaid principal balance	-	13,326	-	-	-	-	13,326
Related allowance	-	2,666	-	-	-	-	2,666

The following table presents information related to the average recorded investment and interest income recognized on the Company’s impaired loans, by class, for the year ended December 31, 2012 and 2011:

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
With no related allowance recorded
Average recorded investment	$-	$13,124	$-	$-	$-	$-	$13,124
Interest income recognized	-	-	-	-	-	-	-

With an allowance recorded
Average recorded investment	$-	$-	$-	$-	$-	$-	$-
Interest income recognized	-	-	-	-	-	-	-

December 31, 2011:
With no related allowance recorded
Average recorded investment	$81	$4,215	$476	$298	$-	$-	$5,070
Interest income recognized	-	-	-	-	-	-	-

With an allowance recorded
Average recorded investment	$-	$14,428	$-	$-	$-	$-	$14,428
Interest income recognized	-	-	-	-	-	-	-

On non-accrual and impaired loans, approximately $1.0 million, $0.8 million and $0.5 million of interest income would have been recognized during the year ended December 31, 2012, 2011 and 2010, respectively, if such loans had been current in accordance with their original terms.  There were no commitments to provide additional funds on non-accrual, impaired or other potential problem loans at December 31, 2012.

Loan Modifications

            The Company’s policy on loan modifications typically does not allow for modifications that would be considered a concession from the Company.  However, when there is a modification, the Company evaluates each modification to determine if the modification constitutes a troubled debt restructuring (“TDR”) in accordance with ASU 2011-02, whereby a modification of a loan would be considered a TDR when both of the following conditions are met: (1) a borrower is experiencing financial difficulty and (2) the modification constitutes a concession.  When determining whether the borrower is experiencing financial difficulties, the Company reviews whether the debtor is currently in payment default on any of its debt or whether it is probable that the debtor would be in payment default in the foreseeable future without the modification.  Other indicators of financial difficulty include whether the debtor has declared or is in the process of declaring bankruptcy, the debtor’s ability to continue as a going concern, or the debtor’s projected cash flow to service its debt (including principal and interest) in accordance with the contractual terms for the foreseeable future, without a modification.

            During the third quarter of 2012, regulatory guidance was clarified to require loans to be accounted for as collateral-dependent loans when borrowers have filed Chapter 7 bankruptcy, the debt has been discharged by the bankruptcy court and the borrower has not reaffirmed the debt.  The filing of bankruptcy is deemed to be evidence that the borrower is in financial difficulty and the discharge of the debt by the bankruptcy court is deemed to be a concession granted to the borrower.  At December 31, 2012, the Company had $22.7  million of loans that were classified as TDRs in accordance with the regulatory guidance.  The impact on the allowance for loan losses of this reclassification was insignificant. Prior to this reclassification, the Company’s TDRs were insignificant.

The following tables set forth the Company’s TDRs at December 31, 2012:

	December 31, 2012
(In thousands)	Accruing	Non-Accruing	Total

Commercial and industrial	$101	$-	$101
Commercial real estate	734	-	734
Residential real estate	15,083	162	15,245
Home equity	7,068	418	7,486
Consumer	142	-	142
	$23,128	$580	$23,708

	New TDRs
	For the year ended December 31, 2012
		Pre-modification	Post-modification
	Number of	Outstanding	Outstanding
(In thousands)	Contracts	Recorded Investment	Recorded Investment

Commercial and industrial	1	$101	$101
Commercial real estate	1	184	179
Residential real estate	7	899	899
Home equity	15	973	973
Consumer	1	142	142
	25	$2,299	$2,294

Previously Securitized Loans	12 Months Ended
Dec. 31, 2012
Previously Securitized Loans [Abstract]
Previously Securitized Loans

Note Seven – Previously Securitized Loans

Between 1997 and 1999, the Company completed six securitization transactions involving approximately $760 million in 125% of fixed rate, junior-lien underlying mortgages.  The Company retained a financial interest in each of the securitizations until 2004.  Principal amounts owed to investors were evidenced by securities (“Notes”).  During 2003 and 2004, the Company exercised its early redemption options on each of those securitizations.  Once the Notes were redeemed, the Company became the beneficial owner of the mortgage loans and recorded the loans as assets of the Company within the loan portfolio.

As the Company redeemed the outstanding Notes, no gain or loss was recognized in the Company’s financial statements and the remaining mortgage loans were recorded in the Company’s loan portfolio as “previously securitized loans,” at the lower of carrying value or fair value.  Because the carrying value of the mortgage loans incorporated assumptions for expected prepayment and default rates, the carrying value of the loans was generally less than the actual outstanding contractual balance of the loans.  As of December 31, 2012, there was no carrying value remaining on these loans; while the actual contractual balance of these loans was $7.8 million.  During the years ended December 31, 2012, 2011 and 2010, the Company recognized $3.3 million, $3.1 million and $4.0 million, respectively, of interest income from its previously securitized loans.

Premises And Equipment	12 Months Ended
Dec. 31, 2012
Premises And Equipment [Abstract]
Premises And Equipment

Note Eight – Premises and Equipment

A summary of premises and equipment and related accumulated depreciation as of December 31st is summarized as follows:

( In thousands)	Estimated Useful Life	2012	2011

Land		$29,383	$25,065
Buildings and improvements	10 to 30 yrs.	76,892	72,940
Equipment	3 to 7 yrs.	38,539	35,159
		144,814	133,164
Less: accumulated depreciation		(72,086)	(68,552)
		$72,728	$64,612

Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

Note Nine – Goodwill and Other Intangible Assets

The amount of goodwill approximated $63.0 million and $54.9 million at December 31, 2012 and 2011, respectively.  The Company completed its annual assessment of the carrying value of goodwill during 2012 and concluded that its carrying value was not impaired.

The following table summarizes core deposit intangibles as of December 31, 2012 and 2011, which are subject to amortization:

( In thousands)	2012	2011

Gross carrying amount	$5,677	$4,404
Accumulated amortization	(3,608)	(3,130)
	$2,069	$1,274

            During 2012, 2011 and 2010, the Company recognized pre-tax amortization expense of $0.5 million, $0.4 million and $0.4 million, respectively, associated with its core deposit intangible assets.  The estimated amortization expense for core deposit intangible assets for each of the next five years is as follows:

( In thousands)

2013	$520
2014	501
2015	285
2016	134
2017	129
Thereafter	500
$2,069

Scheduled Maturities Of Time Deposits	12 Months Ended
Dec. 31, 2012
Scheduled Maturities Of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits

Note Ten – Scheduled Maturities of Time Deposits

Scheduled maturities of time deposits outstanding at December 31, 2012 are summarized as follows:

( In thousands)

2013	$513,640
2014	204,104
2015	88,316
2016	85,381
2017	26,882
Over five years	1,023
$919,346

Scheduled maturities of time deposits of $100,000 or more outstanding at December 31st, are summarized as follows:

( In thousands)	2012	2011

Within one year	$166,285	$149,677
Over one through two years	58,320	52,961
Over two through three years	28,490	31,869
Over three through four years	39,004	15,655
Over four through five years	9,704	25,244
Over five years	-	343
	$301,803	$275,749

Short-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Debt [Abstract]
Short-Term Debt

Note Eleven – Short-Term Debt

            A summary of short-term borrowings are as follows:

(dollars in thousands)	2012	2011	2010

Balance at end of year:
Securities repurchase agreements	114,646	114,050	112,335
Federal Funds purchased	-	75,000	-
FHLB advances	-	-	375
Total	114,646	189,050	112,710

Avg. outstanding during the year:
Securities repurchase agreements	121,270	122,693	110,891
Federal Funds purchased	510	576	-
FHLB advances	-	300	1,684

Max. outstanding at any month end:
Securities repurchase agreements	131,971	139,607	119,174
Federal Funds purchased	-	75,000	-
FHLB advances	-	367	2,000

Weighted-average interest rate:
During the year:
Securities repurchase agreements	0.26%	0.25%	0.25%
Federal Funds purchased	0.28%	0.28%	-
FHLB advances	-	4.36%	4.93%
End of the year:
Securities repurchase agreements	0.26%	0.25%	0.25%
Federal Funds purchased	0.28%	0.28%	-
FHLB advances	-	-	4.38%

Through City National, the Company has purchased 46,508 shares of Federal Home Loan Bank (“FHLB”) stock at par value as of December 31, 2012. Such purchases are required based on City National’s maximum borrowing capacity with the FHLB.  Additionally, FHLB stock entitles the Company to dividends declared by the FHLB and provides an additional source of short-term and long-term funding, in the form of collateralized advances. Financing obtained from the FHLB is based, in part, on the amount of qualifying collateral available, specifically 1-4 family residential mortgages, other residential mortgages, and commercial real estate and other non-residential mortgage loans. At December 31, 2012 and 2011, collateral pledged to the FHLB included approximately $1.5 billion and $1.2 billion, respectively, in investment securities and one-to-four-family residential property loans.  Therefore, in addition to the short-term financing discussed above and long-term financing (see Note Twelve), at December 31, 2012 and 2011, City National had an additional $1.05 billion and  $0.77 billion, respectively, available from unused portions of lines of credit with the FHLB and other financial institutions.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

Note Twelve – Long-Term Debt

            The components of long-term debt are summarized below:

( In thousands)	2012	2011

Junior subordinated debentures owed to City Holding Capital Trust III, due 2038, interest at a rate of 3.89% and 3.85%, respectively	$16,495	$16,495

The Company formed a statutory business trust, City Holding Capital Trust III (“Capital Trust III”), under the laws of Delaware.  Capital Trust III was created for the exclusive purpose of (i) issuing trust-preferred capital securities (“Capital Securities”), which represent preferred undivided beneficial interests in the assets of the trust, (ii) using the proceeds from the sale of the Capital Securities to acquire junior subordinated debentures (“Debentures”) issued by the Company, and (iii) engaging in only those activities necessary or incidental thereto.  The trust is considered a variable interest entity for which the Company is not the primary beneficiary.  Accordingly, the accounts of the trusts are not included in the Company’s consolidated financial statements.

Distributions on the Debentures are cumulative and will be payable quarterly at an interest rate of 3.50% over the three month LIBOR rate, reset quarterly.  Interest payments are due in March, June, September and December.  The Debentures are redeemable prior to maturity at the option of the Company (i) in whole or at any time or in part from time-to-time, at declining redemption prices ranging from 103.525% to 100.000% on June 15, 2013, and thereafter, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of certain pre-defined events.

Payments of distributions on the trust preferred securities and payments on redemption of the trust preferred securities are guaranteed by the Company.  The Company also entered into an agreement as to expenses and liabilities with the trust pursuant to which it agreed, on a subordinated basis, to pay any costs, expenses or liabilities of the trust other than those arising under the trust preferred securities.  The obligations of the Company under the junior subordinated debentures, the related indentures, the trust agreement establishing the trust, the guarantees and the agreements as to expenses and liabilities, in the aggregate, constitute a full and unconditional guarantee by the Company of the trust’s obligations under the trust preferred securities.  The Capital Securities issued by the statutory business trusts qualify as Tier 1 capital for the Company under current Federal Reserve Board guidelines.

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Derivative Instruments

Note Thirteen – Derivative Instruments

            During 2005 and 2006, the Company entered into interest rate floors with a total notional value of $600 million, seven of which (total notional amount of $500 million) were designated as cash flow hedges.  These derivative instruments provided the Company protection against the impact of declining interest rates on future income streams from the Company’s portfolio of $500 million of variable-rate loans outstanding.  The interest rate floors had maturities between May 2008 and June 2011 and strike rates ranging from 6.00% to 8.00%.  During 2008, interest rate floors with a total notional value of $150 million matured.  The remaining interest rate floors with a total notional value of $450 million were sold during 2008.  The gains from the sales of $16.8 million were recognized over the remaining lives of the various hedged loans and expired in June 2011.

As of December 31, 2012 and December 31, 2011, the Company has derivative financial instruments not included in hedge relationships.  These derivatives consist of interest rate swaps used for interest rate management purposes and derivatives executed with commercial banking customers to facilitate their interest rate management strategies.

            The following table summarizes the fair value of these derivative instruments at December 31, 2012 and December 31, 2011:

	2012	2011

Fair Value:
Other Assets	$14,012	$11,541
Other Liabilities	14,012	11,541

            The following table summarizes the change in fair value of these derivative instruments for the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010

Change in Fair Value:
Other income - derivative asset	$1,921	$8,241	$1,479
Other income - derivative liability	(1,921)	(8,241)	(1,479)

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note Fourteen – Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows at December 31:

(in thousands)	2012	2011

Deferred tax assets:
Previously securitized loans	$ 5,921	$ 6,669
Allowance for loan losses	7,100	7,310
Deferred compensation payable	2,812	2,932
Underfunded pension liability	3,029	2,874
Accrued expenses	1,869	1,729
Impaired assets	1,086	1,362
Impaired security losses	9,814	10,386
Intangible assets	2,928	-
Other	2,963	2,752
Total Deferred Tax Assets	37,522	36,014
Deferred tax liabilities:
Intangible assets	-	925
Unrealized securities gains	2,145	495
Other	2,640	2,375
Total Deferred Tax Liabilities	4,785	3,795
Net Deferred Tax Assets	$ 32,737	$ 32,219

No valuation allowance for deferred tax assets was recorded at December 31, 2012 and 2011 as the Company believes it is more likely than not that all of the deferred tax assets will be realized because they were supported by recoverable taxes paid in prior years.

Significant components of the provision for income taxes are as follows:

(in thousands)	2012	2011	2010

Current:
Federal	15,509	20,052	17,147
State	2,259	2,809	2,541
Total current	17,768	22,861	19,688

Total deferred	2,530	(2,290)	(1,235)
Income tax expense	20,298	20,571	18,453

A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows:

(in thousands)	2012	2011	2010

Computed federal taxes at statutory rate	20,735	21,437	20,096
State income taxes, net of federal tax benefit	1,591	1,654	1,586
Tax effects of:
Tax-exempt interest income	(712)	(785)	(804)
Bank-owned life insurance	(1,044)	(1,172)	(1,269)
Tax reserve adjustment	8	(70)	(85)
Other items, net	(280)	(493)	(1,071)
Income tax expense	20,298	20,571	18,453

The entire amount of the Company’s unrecognized tax benefits if recognized, would favorably affect the Company’s effective tax rate.   The Company is unable to estimate the range of possible changes in the amounts of unrecognized tax positions that could occur over the next 12 months.  A reconciliation of the beginning and ending balance of unrecognized tax benefits for the years ended December 31, 2012 and 2011 is as follows:

(in thousands)	2012	2011

Balance at January 1,	3,649	3,645
Additions for current year tax positions	727	866
Additions for prior year tax positions	-	-
Decreases for prior year tax positions	-	(862)
Decreases for settlements with tax authorities	-	-
Decreases related to lapse of applicable statute of limitation	-	-
Balance at December 31	4,376	3,649

Interest and penalties on income tax uncertainties are included in income tax expense.  During 2012, 2011, and 2010, the provision related to interest and penalties was $0.2 million, $0.1 million, and $0.1 million, respectively.  The balance of accrued interest and penalties at December 31, 2012 and 2011 was $0.3 million and $0.1 million, respectively.

            The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2009 through 2011. The Company and its subsidiaries state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2009 through 2011.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans

Note Fifteen – Employee Benefit Plans

During 2003, shareholders approved the City Holding Company 2003 Incentive Plan (“the Plan”).  Employees, directors and individuals who provide service to the Company (collectively, “Plan Participants”) are eligible to participate in the Plan.  Pursuant to terms of the Plan, the Compensation Committee of the Board of Directors, or its delegate, may, from time-to-time, grant stock options, stock appreciation rights (“SARs”), or stock awards to Plan Participants.  A maximum of 1,000,000 shares of the Company’s common stock may be issued upon the exercise of stock options, SARs and stock awards, but no more than 350,000 shares of common stock may be issued as stock awards.  These limitations may be adjusted in the event of a change in the number of outstanding shares of common stock by reason of a stock dividend, stock split or other similar event.  Specific terms of options and SARs awarded, including vesting periods, exercise prices (stock price at date of grant) and expiration dates are determined at the date of grant and are evidenced by agreements between the Company and the awardee.  The exercise price of the option grants equals the market price of the Company’s stock on the date of grant.  All incentive stock options and SARs will be exercisable up to ten years from the date granted and all options and SARs are exercisable for the period specified in the individual agreement.  As of December 31, 2012, 396,126 stock options had been awarded pursuant to the terms of the Plan and 152,911  stock awards had been awarded.

            Each award from the Plan is evidenced by an award agreement that specifies the option price, the duration of the option, the number of shares to which the option pertains, and such other provisions as the Compensation Committee, or its delegate, determines.  The option price for each grant is equal to the fair market value of a share of the Company’s common stock on the date of the grant.  Options granted expire at such time as the Compensation Committee, or its delegate, determines at the date of the grant and in no event does the exercise period exceed a maximum of ten years.  Upon a change-in-control of the Company, as defined in the Plan, all outstanding options and awards shall immediately vest.

Stock Options

A summary of the Company’s stock option activity and related information is presented below for the years ended December 31:

	2012		2011		2010
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	293,817	$33.95	287,393	$33.64	280,605	$33.56
Granted	16,876	35.39	16,000	35.09	15,500	32.09
Exercised	(18,899)	28.78	(9,576)	26.63	(7,962)	27.81
Forfeited	(2,250)	33.28	-	-	(750)	33.54
Outstanding at December 31	289,544	34.38	293,817	33.95	287,393	33.64

Exercisable at end of year	183,584	34.70	185,317	33.70	178,393	32.75

Nonvested at beginning of year	108,500	34.38	109,000	35.10	111,375	35.01
Granted during the year	16,876	35.39	16,000	35.09	15,500	32.09
Vested during the year	(18,166)	38.87	(16,500)	39.34	(17,625)	31.88
Forfeited during the year	(1,250)	30.38	-	-	(250)	33.54
Nonvested at end of eyar	105,960	$33.81	108,500	$34.38	109,000	$35.10

  Additional information regarding stock options outstanding and exercisable at December 31, 2012, is provided in the following table:

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
$26.62 - $33.90	165,168	$31.87	40	$491	114,584	$32.65	23	$252
$35.09 - $40.88	124,376	37.70	62	-	69,000	38.11	43	-
	289,544			$491	183,584			$252

Proceeds from stock option exercises were $0.5 million in 2012, $0.3 million in 2011, and $0.2 million in 2010. Shares issued in connection with stock option exercises are issued from available treasury shares. If no treasury shares are available, new shares are issued from available authorized shares. During 2012, 2011 and 2010, all shares issued in connection with stock option exercises and restricted stock awards were issued from available treasury stock.

The total intrinsic value of stock options exercised was $0.1 million in 2012 and less than $0.1 million in each of 2011 and 2010, respectively.

Stock-based compensation expense totaled $0.2 million,  $0.2 million and $0.3 million in 2012, 2011 and 2010.  The total income tax benefit recognized in the accompanying consolidated statements of income related to stock-based compensation was less than $0.1 million in 2012, 2011 and 2010.  Unrecognized stock-based compensation expense related to stock options approximated $0.4 million at December 31, 2012. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 1.6 years.

The fair value of the options is estimated at the date of grant using a Black-Scholes option-pricing model.   The following weighted average assumptions were used to estimate the fair value of options granted during the years ended December 31:

	2012	2011	2010

Risk-free interest rate	2.51%	3.07%	3.24%
Expected dividend yield	3.90%	3.88%	4.24%
Volatility factor	48.40%	41.12%	42.70%
Expected life of option	5.0 years	8.0 years	8.0 years

Restricted Shares

The Company measures compensation expense with respect to restricted shares in an amount equal to the fair value of the common stock covered by each award on the date of grant. The restricted shares awarded become fully vested after various periods of continued employment from the respective dates of grant. The Company is entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the restricted shares when the restrictions are released and the shares are issued. Compensation is charged to expense over the respective vesting periods.

Restricted shares are forfeited if officers and employees terminate prior to the lapsing of restrictions. The Company records forfeitures of restricted stock as treasury share repurchases and any compensation cost previously recognized is reversed in the period of forfeiture.  Recipients of restricted shares do not pay any cash consideration to the Company for the shares, have the right to vote all shares subject to such grant and receive all dividends with respect to such shares, whether or not the shares have vested.  Stock-based compensation expense related to restricted shares was approximately $0.6 million, $0.6 million and $0.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.  Unrecognized stock-based compensation expense related to non-vested restricted shares was $2.2 million at December 31, 2012. At December 31, 2012, this unrecognized expense is expected to be recognized over 4.4 years based on the weighted average-life of the restricted shares.

A summary of the Company’s restricted shares activity and related information is presented below for the years ended December 31:

	2012		2011		2010
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	108,209		96,060		88,109
Granted	23,336	$34.94	14,050	$35.08	13,750	$31.47
Forfeited/Vested	(14,834)		(1,901)		(5,799)
Outstanding at December 31	116,711		108,209		96,060

Benefit Plans

The Company provides retirement benefits to its employees through the City Holding Company 401(k) Plan and Trust (“the 401(k) Plan”), which is intended to be compliant with Employee Retirement Income Security Act (ERISA) section 404(c). The Company’s total expense associated with the retirement benefit plan approximated $0.6 million in 2012, 2011 and 2010.  The total number of shares of the Company’s common stock held by the 401(k) Plan as of December 31, 2012 and 2011is 293,703 and  294,022, respectively.

            The Company also maintains a defined benefit pension plan (“the Defined Benefit Plan”). The Defined Benefit Plan was frozen in 1999 subsequent to the Company’s acquisition of the plan sponsor. The Defined Benefit Plan maintains a December 31 year-end for purposes of computing its benefit obligations.

Primarily as a result of the interest rate environment over the past two years, the benefit obligation exceeded the estimated fair value of plan assets as of December 31, 2012 and December 31, 2011. The Company has recorded a pension liability of $4.2 million and $4.0 million as of December 31, 2012 and 2011, included within Other Liabilities within the Consolidated Balance Sheets, and a $5.0 million and $4.7 million, net of tax, underfunded pension liability in Accumulated Other Comprehensive Income within Shareholders’ Equity at December 31, 2012 and 2011, respectively. The following table summarizes activity within the Defined Benefit Plan in 2012 and 2011:

	Pension Benefits
(in thousands)	2012	2011

Change in fair value of plan assets:
Fair value at beginning of measurement period	$8,952	$9,668
Actual gain (loss) on plan assets	734	(379)
Contributions	736	400
Benefits paid	(759)	(737)
Fair value at end of measurement period	9,663	8,952

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(12,943)	(12,202)
Interest cost	(635)	(650)
Actuarial loss	(1,008)	(828)
Benefits paid	759	737
Benefit obligation at end of measurement period	(13,827)	(12,943)
Funded status	(4,164)	(3,991)

Unrecognized net actuarial gain	8,024	7,637
Other comprehensive loss	(8,024)	(7,637)
Accrued Benefit Cost	$(4,164)	$(3,991)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	4.31%	5.06%
Expected long-term rate of return	7.46%	8.00%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	5.06%	5.50%
Expected long-term rate of return	8.00%	8.00%

The following table presents the components of the net periodic pension cost of the Defined Benefit Plan:

	Pension Benefits
(in thousands)	2012	2011	2010

Components of net periodic benefit:
Interest cost	$635	$650	$674
Expected return on plan assets	(810)	(811)	(812)
Net amortization and deferral	696	547	370
Net Periodic Pension Cost	$521	$386	$232

The Defined Benefit Plan is administered by the West Virginia Bankers Association (“WVBA”) and all investment policies and strategies are established by the WVBA Pension Committee. The policy established by the Pension Committee is to invest assets per target allocations, as detailed in the table below. The assets are reallocated periodically to meet these target allocations. The investment policy is reviewed periodically, under the advisement of a certified investment advisor, to determine if the policy should be revised.

            The overall investment return goal is to achieve a return greater than a blended mix of stated indices tailored to the same asset mix of the plan assets by 0.5%, after fees, over a rolling five-year moving average basis. Allowable assets include cash equivalents, fixed income securities, equity securities, exchange-traded index funds and guaranteed investment contracts. Prohibited investments include, but are not limited to, commodities and futures contracts, private placements, options, limited partnerships, venture capital investments, real estate and interest-only, principal-only, and residual tranche collateralized mortgage obligations. Unless a specific derivative security is allowed per the plan document, permission must be sought from the WVBA Pension Committee to include such investments.

            In order to achieve a prudent level of portfolio diversification, the securities of any one company are not to exceed more than 10% of the total plan assets, and no more than 25% of total plan assets are to be invested in any one industry (other than securities of the U.S. government or U.S. government agencies). Additionally, no more than 20% of plan assets shall be invested in foreign securities (both equity and fixed).

            The expected long-term rate of return for the plan’s assets is based on the expected return of each of the categories, weighted based on the median of the target allocation for each class, noted in the table below. The target, allowable, and current allocation percentages of plan assets are as follows:

	Target	Allowable-	Percentage of Plan Assets
	Allocation	Allocation	At December 31
	2012	Range	2012	2011

Equity securities	60%	40-80%	39%	54%
Debt securities	30%	20-40%	36%	35%
Other	10%	3-10%	25%	11%
Total			100%	100%

The major categories of assets in the Company’s Defined Benefit Plan as of year-end are presented in the following table.  Assets are segregated by the level of the valuation inputs within the fair value hierarchy established by ASC Topic 820 utilized to measure fair value (See Note Twenty).

(in thousands)	Total	Level 1	Level 2	Level 3
2012
Cash and cash equivalents	$2,023	$2,023	$-	$-
Mutual funds	2,220	1,139	1,081	-
Common stocks	3,034	2,552	482	-
Mortgage-backed securities	524	-	524	-
Government and GSE bonds	1,344	-	1,344	-
Corporate Bonds	518	-	518	-
Total	$9,663	$5,714	$3,949	$-

2011
Cash and cash equivalents	$430	$430	$-	$-
Mutual funds	2,075	1,062	1,013	-
Common stocks	4,320	3,879	441	-
Mortgage-backed securities	445	-	445	-
Government and GSE bonds	1,242	-	1,242	-
Corporate Bonds	440	-	440	-
Total	$8,952	$5,371	$3,581	$-

Mutual funds include large value and fixed income funds.  Common stocks include investments in small to mid cap funds and large cap funds primarily located inside of the United States.  Common stocks also include funds invested in commercial real estate as well as international value funds.  Government and GSE bonds include U.S. Treasury notes with varying maturity dates.  Corporate bonds include taxable bonds issued by U.S. corporations.

            The Company anticipates making contributions to the plan of $0.5 million for the year ending December 31, 2013. The following table summarizes the expected benefits to be paid in each of the next five years and in the aggregate for the five years thereafter:

Plan Year Ending December 31	Expected Benefits to be Paid
(in thousands)

2013	$836
2014	839
2015	845
2016	853
2017	860
2018 through 2022	4,411

In addition, the Company and its subsidiary participate in the Pentegra multi-employer pension plan (the “multi-employer plan”).  This non-contributory defined benefit plan covers current and former employees of Classic Bancshares (acquired by the Company during 2005). It is the policy of the Company to fund the normal cost of the multiemployer plan on an annual basis.  Other than for normal plan expenses, no contributions were required for the years ended December 31, 2012 and 2011.  The benefits of the multi-employer plan were frozen prior to the acquisition of Classic Bancshares in 2005, and it is the intention of the Company to fund benefit amounts when assets of the plan are sufficient.

The Company has entered into employment contracts with certain of its current and former executive officers. The employment contracts provide for, among other things, the payment of termination compensation in the event an executive officer either voluntarily or involuntarily terminates his employment with the Company for other than “Just Cause.” The cost of these benefits was accrued over the four-year service period for each executive and is included in Other Liabilities within the Consolidated Balance Sheets. The liability was $2.0 million at both December 31, 2012 and 2011. No charge to operations was incurred for the years ended December 31, 2012 and December 31, 2011.

Certain entities previously acquired by the Company had entered into individual deferred compensation and supplemental retirement agreements with certain current and former directors and officers. The Company has assumed the liabilities associated with these agreements, the cost of which is being accrued over the period of active service from the date of the respective agreement. The cost of such agreements approximated $0.2 million during 2012, 2011, and 2010, respectively. The liability for such agreements approximated $3.9 million and $4.2 million at December 31, 2012 and December 31, 2011, respectively and is included within Other Liabilities in the accompanying Consolidated Balance Sheets.

            To assist in funding the above liabilities, the acquired entities had insured the lives of certain current and former directors and officers. The Company is the current owner and beneficiary of insurance policies with a cash surrender value approximating $7.4 million and $7.3 million at December 31, 2012 and 2011, respectively, which is included in Other Assets in the accompanying Consolidated Balance Sheets.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note Sixteen – Related Party Transactions

            City National has granted loans to certain non-executive officers and directors of the Company and its subsidiaries, and to their associates totaling $16.7 million at December 31, 2012 and $34.7 million at December 31, 2011. The loans were made in the ordinary course of business and on substantially the same terms, including interest rates and collateral, as those prevailing at the same time for comparable transactions with third-party lending arrangements.  During 2012, total principal additions were $1.8 million and total principal reductions were $19.8 million.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note Seventeen – Commitments and Contingencies

            The Company is a party to certain financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  The Company has entered into agreements with its customers to extend credit or provide a conditional commitment to provide payment on drafts presented in accordance with the terms of the underlying credit documents. The Company also provides overdraft protection to certain demand deposit customers that represent an unfunded commitment.  Overdraft protection commitments, which are included with other commitments below, are uncollateralized and are paid at the Company’s discretion.  Conditional commitments generally include standby and commercial letters of credit. Standby letters of credit represent an obligation of the Company to a designated third party contingent upon the failure of a customer of the Company to perform under the terms of the underlying contract between the customer and the third party. Commercial letters of credit are issued specifically to facilitate trade or commerce. Under the terms of a commercial letter of credit, drafts will be drawn when the underlying transaction is consummated, as intended, between the customer and a third party. The funded portion of these financial instruments is reflected in the Company’s balance sheet, while the unfunded portion of these commitments is not reflected in the balance sheet.  The table below presents a summary of the contractual obligations of the Company resulting from significant commitments:

(In thousands)	December 31, 2012	December 31, 2011

Commitments to extend credit:
Home equity lines	$156,274	$143,856
Commercial real estate	33,869	29,995
Other commitments	171,670	185,602
Standby letters of credit	16,743	20,110
Commercial letters of credit	425	412

Loan commitments and standby and commercial letters of credit have credit risks essentially the same as that involved in extending loans to customers and are subject to the Company’s standard credit policies. Collateral is obtained based on management’s credit assessment of the customer. Management does not anticipate any material losses as a result of these commitments.

            City National Bank is currently in a civil action pending in the Circuit Court of Kanawha County, West Virginia, in a case styled Thomas Casto v. City National Bank, N.A (“Casto”).  This putative class action asserts that the plaintiffs, and others similarly situated, were wrongfully assessed overdraft fees in connection with City National Bank accounts.  The plaintiffs alleged that City National Bank’s policy of posting debit and check transactions from high to low order was in violation of the West Virginia Consumer Credit and Protection Act, constituted a breach of the implied covenant of good faith and fair dealing and created an unjust enrichment to City National Bank. In February 2012, City National Bank and the plaintiffs’ attorneys in the Casto case submitted an Amended Preliminary Motion to Approve Settlement to the Kanawha County Circuit Court.  This motion asked the Court to approve a settlement in which City National Bank will pay the eligible members of the class a total of $3.616 million and will forgive and release $3.5 million in account balances of accounts of former customers who are no longer customers of the bank, but left overdrawn accounts.  The amounts were increased from the initial Preliminary Motion for Approval due to a systems error in harvesting information regarding City National Bank’s customers.  The Court has approved the settlement and the Company anticipates the settlement administration will be completed and a final judgment order will be entered by the end of the first quarter 2013.  At December 31, 2011, the Company had accrued for this probable loss.  During the first quarter of 2012, the Company deposited the funds into a qualified settlement fund.

In addition, the Company is engaged in various legal actions that it deems to be in the ordinary course of business. As these legal actions are resolved, the Company could realize positive and/or negative impact to its financial performance in the period in which these legal actions are ultimately decided. There can be no assurance that current actions will have immaterial results, either positive or negative, or that no material actions may be presented in the future.

Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock [Abstract]
Preferred Stock

Note Eighteen – Preferred Stock

The Company’s Board of Directors has the authority to issue preferred stock, and to the designation, preferences, rights, dividends and all other attributes of such preferred stock, without any vote or action by the shareholders.  As of December 31, 2012, no such shares were outstanding, nor were any expected to be issued.

Regulatory Requirements And Capital Ratios	12 Months Ended
Dec. 31, 2012
Regulatory Requirements And Capital Ratios [Abstract]
Regulatory Requirements And Capital Ratios

Note Nineteen – Regulatory Requirements and Capital Ratios

The principal source of income and cash for City Holding (the “Parent Company”) is dividends from City National. Dividends paid by City National to the Parent Company are subject to certain legal and regulatory limitations. Generally, any dividends in amounts that exceed the earnings retained by City National in the current year plus retained net profits for the preceding two years must be approved by regulatory authorities. Approval is also required if dividends declared would cause City National’s regulatory capital to fall below specified minimum levels.  At December 31, 2012, City National could pay dividends up to $22.0 million without prior regulatory permission.

            During 2012, the Parent Company used cash obtained from the dividends received primarily to: (1) pay common dividends to shareholders, (2) remit interest payments on the Company’s junior subordinated debentures, (3) fund repurchases of the Company’s common shares, and (4) fund the acquisition of Virginia Savings Bancorp, Inc. As of December 31, 2012, the Parent Company reported a cash balance of approximately $14.3 million.  Management believes that the Parent Company’s available cash balance, together with cash dividends from City National, is adequate to satisfy its funding and cash needs in 2013.

            The Company, including City National, is subject to various regulatory capital requirements administered by the various banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, action by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and City National must meet specific capital guidelines that involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. The Company’s and City National’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

            Quantitative measures established by regulation to ensure capital adequacy require the Company and City National to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined). Management believes, as of December 31, 2012, that the Company and City National met all capital adequacy requirements to which they were subject.

            As of December 31, 2012, the most recent notifications from banking regulatory agencies categorized the Company and City National as “well capitalized” under the regulatory framework for prompt corrective action. There are no conditions or events since these notifications that management believes have changed the institutions’ categories. The Company’s and City National’s actual capital amounts and ratios are presented in the following table:

					Well
	2012		2011		Capitalized	Minimum
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Ratio	Ratio

Total Capital (to Risk-Weighted Assets):
Consolidated	298,321	13.9%	288,156	14.1%	10.0%	8.0%
City National	264,126	12.4%	262,891	13.0%	10.0%	8.0%

Tier I Capital (to Risk-Weighted Assets):
Consolidated	279,106	13.0%	268,707	13.1%	6.0%	4.0%
City National	245,273	11.5%	243,442	12.0%	6.0%	4.0%

Tier I Capital (to Average Assets):
Consolidated	279,106	9.8%	268,707	10.2%	5.0%	4.0%
City National	245,273	8.7%	243,442	9.3%	5.0%	4.0%

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

Note Twenty –Fair Value Measurements

Fair value of an asset or liability is the price that would be received to sell that asset or paid to transfer that liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC Topic 820 establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1: Quoted prices (unadjusted) or identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company bases fair value of assets and liabilities on quoted market prices, prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.  If such information is not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and the Company’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.  The Company’s valuation methodologies may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  While management believes the company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.  Furthermore, the reported fair value amounts have not been comprehensively revalued since the presentation dates, and therefore, estimates of fair value after the balance sheet date may differ significantly from the amount presented herein.  A more detailed description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Financial Assets and Liabilities

The Company used the following methods and significant assumptions to estimate fair value for financial assets and liabilities measured on a recurring basis.

Securities Available for Sale.  Securities available for sale are reported at fair value utilizing Level 1, Level 2, and Level 3 inputs.  The fair value of securities available for sale is determined by utilizing a market approach by obtaining quoted prices on nationally recognized securities exchanges (other than forced or distressed transactions) that occur in sufficient volume or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.  If such measurements are unavailable, the security is classified as Level 3.  Significant judgment is required to make this determination.

The Company utilizes a third party pricing service provider to value its Level 1 and Level 2 investment securities.  Annually, the Company obtains an independent auditor’s report from its third party pricing service provider regarding its controls over investment securities.  Although no control deficiencies were noted, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review fair values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values.

The Company has determined that its pooled trust preferred securities should be priced using Level 3 inputs in accordance with ASC Topic 820 and guidance issued by the SEC.  The Company has determined that there are few observable transactions and market quotations available for pooled trust preferred securities and they are not reliable for purposes of determining fair value at December 31, 2012.  Due to these circumstances, the Company has elected to utilize an income valuation approach produced by a third party pricing source.  This third party model utilizes deferral and default probabilities for the underlying issuers, estimated prepayment rates and assumes no future recoveries of any defaults or deferrals.  The Company then compares the values provided by the third party model with other external sources.  At such time as there are observable transactions or quoted prices that are associated with an orderly and active market for pooled trust preferred securities, the Company will incorporate such market values in its estimate of fair values for these securities.

Derivatives.    Derivatives are reported at fair value utilizing Level 2 inputs.  The Company utilizes a market approach by obtaining dealer quotations to value its customer interest rate swaps.  The Company’s derivatives are included within its Other Assets and Other Liabilities in the accompanying consolidated balance sheets.

The Company may be required, from time to time, to measure certain financial assets and financial liabilities at fair value on a nonrecurring basis.  Financial assets measured at fair value on a nonrecurring basis include impaired loans reported at the fair value of the underlying collateral if repayment is expected solely from the collateral.  Collateral values are estimated using Level 2 inputs based on observable market data for real estate collateral or Level 3 inputs for non-real estate collateral.  The following table presents assets and liabilities measured at fair value as of December 31, 2012 and December 31, 2011:

(in thousands)	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2012
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$3,888	$-	$3,888	$-
Obligations of states and political subdivisions	48,929	-	48,929	-
Mortgage-backed securities:
U.S. Government agencies	286,482	-	286,482	-
Private label	3,272	-	3,272	-
Trust preferred securities	12,645	-	10,260	2,385
Corporate securities	15,947	-	15,947	-
Marketable equity securities	4,185	4,185	-	-
Investment funds	1,774	1,774	-	-
Derivative assets	14,012	-	14,012	-

Financial Liabilities
Derivative liabilities	14,012	-	14,012	-

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$10,679	$-	$10,679	$-	$-
Other Assets	1,000	-	1,000	-	(288)

December 31, 2011
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$6,041	$-	$6,041	$-
Obligations of states and political subdivisions	56,802	-	56,802	-
Mortgage-backed securities:
U.S. Government agencies	227,613	-	227,613	-
Private label	5,156	-	5,156	-
Trust preferred securities	45,157	-	43,175	1,982
Corporate securities	14,398	-	14,398	-
Marketable equity securities	3,853	3,853	-	-
Investment funds	1,763	1,763	-	-
Derivative assets	11,541	-	11,541	-

Financial Liabilities
Derivative liabilities	11,541	-	11,541	-

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$16,166	$-	$16,085	$81	$2,701

The table below presents a reconcilement of the Company’s financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

	December 31,
(In thousands)	2012	2011

Beginning balance	$1,982	$2,504
Impairment losses on investment securities	(576)	(355)
Included in other comprehensive income	979	208
Dispositions	-	(375)
Transfers into Level 3	-	-
Ending Balance	$2,385	$1,982

The Company utilizes a third party model to compute the present value of expected cash flows which considers the structure and term of each of the five respective pooled trust preferred securities and the financial condition of the underlying issuers.  Specifically, the third party model details interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes. The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities. For issuing banks that have defaulted, management generally assumes no recovery. For issuing banks that have deferred its interest payments, management excludes the collateral balance associated with these banks and assumes no recoveries of such collateral balance in the future. The exclusion of such issuing banks in a current deferral position is based on such bank experiencing a certain level of financial difficulty that raises doubt about its ability to satisfy its contractual debt obligation, and accordingly, the Company excludes the associated collateral balance from its estimate of expected cash flows. Other assumptions used in the estimate of expected cash flows include expected future default rates and prepayments. Specifically, the model assumes annual prepayments of 1.0% with 100% at maturity and assumes 150 basis points of additional annual defaults from banks that are currently not in default or deferral.  In addition, the model assumes no recoveries except for one trust preferred security which assumes that one of the banks currently deferring or in default will cure such positions by June 2013.

The table below presents the Company’s Level 2 financial assets and liabilities measured on a nonrecurring basis, which solely relates to impaired loans that were remeasured and reported at fair value through a specific valuation allowance allocation of the allowance for loan losses based upon the fair value of the underlying collateral at December 31, 2012 and 2011.  During the years ended December 31, 2012 and 2011, the Company had no Level 3 financial assets and liabilities that were measured on a nonrecurring basis.

	December 31,
	2012	2011
(In thousands)	Level 2	Level 2

Carrying value of impaired loans before allocations	$10,679	$18,832
Specific valuation allowance allocations	-	(2,666)
Fair value	$10,679	$16,166

The fair value of impaired loans is estimated using one of several methods, including collateral value, liquidation value and discounted cash flows.  The significant unobservable inputs used in the fair value measurement of collateral for collateral-dependent impaired loans primarily relate to discounts applied to the customers’ reported amount of collateral.  The amount of collateral discount depends upon the marketability of the underlying collateral.  During the years ended December 31, 2012 and 2011, collateral discounts ranged from 20% to 30%.

Non-Financial Assets and Liabilities

            The Company has no non-financial assets or liabilities measured at fair value on a recurring basis.  Certain non-financial assets measured at fair value on a non-recurring basis include other real estate owned (“OREO”), which is measured at the lower of cost or fair value, and goodwill and other intangible assets, which are measured at fair value for impairment assessments.

            The table below presents OREO that was remeasured and reported at fair value during the years ended December 31, 2012 and 2011.

(In thousands)	2012	2011

Beginning Balance, January 1	$7,948	$9,316
OREO remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	5,685	6,096
Charge-offs recognized in the allowance for loan losses	(1,656)	(1,436)
Fair value	4,029	4,660
OREO remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	3,659	979
Fair value	2,638	783
Write-downs included in other non-interest expense	(1,021)	(196)
Acquired	728	-
Disposals	(3,522)	(5,832)
Ending Balance, December 31	$8,162	$7,948

ASC Topic 825 “Financial Instruments” as amended, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including discount rate and estimate of future cash flows.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.  ASC Topic 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following methods and assumptions were used in estimating fair value for financial instruments:

Cash and cash equivalents: Due to their short-term nature, the carrying amounts reported in the Consolidated Balance Sheets approximate fair value.

Securities: The fair value of securities, both available-for-sale and held-to-maturity, are generally based on quoted market prices or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

Net loans:  The fair value of the loan portfolio is estimated by discounting the expected future cash flows using the current interest rates at which similar loans would be made to borrowers for the same remaining maturities. Loans were first segregated by type such as commercial, real estate and consumer, and were then further segmented into fixed, adjustable and variable rate categories. Expected future cash flows were projected based on contractual cash flows, adjusted for estimated prepayments.

Deposits: The fair values of demand deposits (e.g., interest and noninterest-bearing checking, regular savings, and other money market demand accounts) are, by definition, equal to their carrying values. Fair values for certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregate expected monthly maturities of time deposits.

            Short-term borrowings: Securities sold under agreements to repurchase represent borrowings with original maturities of less than 90 days. The carrying amount of advances from the FHLB and borrowings under repurchase agreements approximate their fair values.

Long-term debt: The fair value of long-term borrowings is estimated using discounted cash flow analyses based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements and market conditions of similar debt instruments.

Commitments and letters of credit: The fair values of commitments are estimated based on fees currently charged to enter into similar agreements, taking into consideration the remaining terms of the agreements and the counterparties’ credit standing.  The fair value of letters of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date.  The amounts of fees currently charged on commitments and letters of credit are deemed insignificant, and therefore, the estimated fair values and carrying values have not been reflected in the table below.

The following table represents the estimates of fair value of financial instruments as of December 31, 2012 and December 31, 2011:

(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Cash and cash equivalents	$84,994	$84,994	$84,994	$-	$-
Securities available-for-sale	377,122	377,122	5,959	368,778	2,385
Securities held-to-maturity	13,454	13,861	-	13,861	-
Other securities	11,463	11,463	-	11,463	-
Net loans	2,127,560	2,162,856	-	-	2,162,856
Accrued interest receivable	6,692	6,692	6,692	-	-
Derivative assets	14,012	14,012	-	14,012	-

Liabilities:
Deposits	2,409,316	2,381,495	1,447,954	933,541	-
Short-term debt	114,646	114,648	-	114,648	-
Long-term debt	16,495	16,462	-	16,462	-
Derivative liabilities	14,012	14,012		14,012

December 31, 2011
Assets:
Cash and cash equivalents	$146,399	$146,399	$146,399	$-	$-
Securities available-for-sale	360,783	360,783	5,616	353,185	1,982
Securities held-to-maturity	23,458	23,423	-	23,423	-
Other securities	11,934	11,934	-	11,934	-
Net loans	1,953,694	1,991,335	-	-	1,991,335
Accrued interest receivable	7,093	7,093	7,093	-	-
Derivative assets	11,541	11,541	-	11,541	-

Liabilities:
Deposits	2,221,268	2,189,559	1,290,587	898,972	-
Short-term debt	189,050	189,050	-	189,050
Long-term debt	16,495	16,456	-	16,456	-
Derivative liabilities	11,541	11,541	-	11,541	-

City Holding Company (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2012
City Holding Company (Parent Company Only) Financial Information [Abstract]
City Holding Company (Parent Company Only) Financial Information

Note Twenty-One  –City Holding Company (Parent Company Only) Financial Information

Condensed Balance Sheets

	December 31
(in thousands)	2012	2011

Assets
Cash	14,349	2,621
Securities available-for-sale	4,186	3,852
Investment in subsidiaries	332,156	319,940
Deferred tax asset	3,247	3,785
Fixed assets	11	12
Other assets	2,180	2,939
Total Assets	356,129	333,149

Liabilities
Junior subordinated debentures	16,495	16,495
Dividends payable	5,192	5,177
Accrued interest payable	24	31
Other liabilities	1,144	312
Total Liabilities	22,855	22,015

Shareholders’ Equity	333,274	311,134
Total Liabilities and Shareholders’ Equity	356,129	333,149

Junior subordinated debentures represent the Parent Company’s amounts owed to City Holding Capital Trust III.

Condensed Statements of Comprehensive Income

	Year Ended December 31
(in thousands)	2012	2011	2010

Income
Dividends from subsidiaries	41,422	44,600	17,200
Investment securities gains	1,134	-	-
Other income	65	92	156
	42,621	44,692	17,356
Expenses
Interest expense	661	639	641
Investment securities losses	-	918	3,643
Other expenses	533	613	594
	1,194	2,170	4,878
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	41,427	42,522	12,478
Income tax benefit	2	(704)	(2,066)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	41,425	43,226	14,544
Equity in undistributed net income (excess dividends) of subsidiaries	(2,480)	(2,548)	24,416
Net Income	38,945	40,678	38,960

Total Comprehensive Income	41,430	39,268	39,017

Condensed Statements of Cash Flows

	Year Ended December 31
(in thousands)	2012	2011	2010
Operating Activities
Net income	38,945	40,678	38,960
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities losses	(1,134)	918	3,643
Amortization and accretion	19	19	19
Deferred income tax benefit	-	(363)	(1,501)
Stock based compensation	224	-	-
Depreciation	1	1	1
Change in other assets	740	1,522	(1,305)
Change in other liabilities	1,136	(965)	827
Excess dividends of subsidiaries (equity in undistributed net income)	2,480	2,548	(24,416)
Net Cash Provided by Operating Activities	42,411	44,358	16,228

Investing Activities
Purchases of available for sale securities	(403)	(29)	(248)
Proceeds from sales of available for sale securities	2,473	-	-
Investment in subsidiaries	-	-	4,201
Acquisition of Virginia Savings Bank, Inc.	(4,672)	-	-
Net Cash (Used in) Provided by Investing Activities	(2,602)	(29)	3,953

Financing Activities
Dividends paid	(20,710)	(20,628)	(21,350)
Purchases of treasury stock	(7,915)	(23,791)	(12,902)
Exercise of stock options	544	462	236
Net Cash Used in Financing Activities	(28,081)	(43,957)	(34,016)
Increase (decrease) in Cash and Cash Equivalents	11,728	372	(13,835)
Cash and cash equivalents at beginning of year	2,621	2,249	16,084
Cash and Cash Equivalents at End of Year	14,349	2,621	2,249

Summarized Quarterly Financial Information	12 Months Ended
Dec. 31, 2012
Summarized Quarterly Financial Information [Abstract]
Summarized Quarterly Financial Information

Note Twenty-Two – Summarized Quarterly Financial Information (Unaudited)

A summary of selected quarterly financial information for 2012 and 2011:

	First	Second	Third	Fourth
(in thousands, except per share data)	Quarter	Quarter	Quarter	Quarter

2012
Interest income	$27,430	$27,466	$28,432	$28,884
Taxable equivalent adjustment	208	198	185	183
Interest income (FTE)	27,638	27,664	28,617	29,067
Interest expense	3,908	3,625	3,557	3,360
Net interest income	23,730	24,039	25,060	25,707
Provision for loan losses	1,950	1,675	975	1,775
Investment securities gains (losses)	(31)	528	458	-
Noninterest income	13,149	13,262	13,621	14,266
Noninterest expense	19,515	24,763	21,846	21,273
Income before income tax expense	15,383	11,391	16,318	16,925
Income tax expense	5,144	3,780	5,526	5,848
Taxable equivalent adjustment	208	198	185	183
Net income	$10,031	$7,413	$10,607	$10,894

Net earnings available to common shareholders	$9,955	$7,354	$10,523	$10,809

Basic earnings per common share	$0.68	$0.50	$0.71	$0.73
Diluted earnings per common share	0.67	0.50	0.71	0.73
Average common shares outstanding:
Basic	14,679	14,680	14,751	14,755
Diluted	14,759	14,759	14,834	14,837

2011
Interest income	$28,754	$28,323	$28,370	$27,441
Taxable equivalent adjustment	248	240	212	215
Interest income (FTE)	29,002	28,563	28,582	27,656
Interest expense	5,940	5,803	4,799	4,216
Net interest income	23,062	22,760	23,783	23,440
Provision for loan losses	1,086	1,286	-	2,229
Investment securities losses	-	3,128	272	(917)
Noninterest income	12,662	13,409	13,259	13,045
Noninterest expense	19,858	22,912	19,688	18,685
Income before income tax expense	14,780	15,099	17,626	14,654
Income tax expense	4,918	5,029	5,837	4,787
Taxable equivalent adjustment	248	240	212	215
Net income	$9,614	$9,830	$11,577	$9,652

Net earnings available to common shareholders	$9,546	$9,761	$11,494	$9,582

Basic earnings per common share	$0.62	$0.65	$0.77	$0.65
Diluted earnings per common share	0.62	0.64	0.76	0.65
Average common shares outstanding:
Basic	15,380	15,120	15,003	14,743
Diluted	15,462	15,193	15,071	14,814

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share

Note Twenty-Three – Earnings per Share

The following table sets forth the computation of basic and diluted earnings per share:

	For the Year Ended December 31,
(In thousands, except per share data)	2012	2011	2010

Distributed earnings allocated to common stock	$20,603	$20,102	$20,956
Undistributed earnings allocated to common stock	18,034	20,280	17,767
Net earnings allocated to common shareholders	$38,637	$40,382	$38,723

Average shares outstanding	14,714	15,055	15,589

Effect of dilutive securities:
Employee stock options	82	75	62

Shares for diluted earnings per share	14,796	15,130	15,651

Basic earnings per share	$2.63	$2.68	$2.48
Diluted earnings per share	$2.61	$2.67	$2.47

Options to purchase approximately  124,000, 222,000 and 112,500 shares of common stock at an exercise price between $35.09 and $40.88,  $32.09 and $40.88, and  $33.90 and $40.88 per share were outstanding during 2012, 2011, and 2010, respectively, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares and therefore, the effect would have been anti-dilutive.

Summary Of Significant Accounting And Reporting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting And Reporting Policies [Abstract]
Summary of Significant Accounting and Reporting Policies

Summary of Significant Accounting and Reporting Policies: The accounting and reporting policies of City Holding Company and its subsidiaries (the “Company”) conform with U. S. generally accepted accounting principles and require management to make estimates and develop assumptions that affect the amounts reported in the financial statements and related footnotes. Actual results could differ from management’s estimates. The following is a summary of the more significant policies.

Principles Of Consolidation

  Principles of Consolidation: The consolidated financial statements include the accounts of City Holding Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

  The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity in conformity with U. S. generally accepted accounting principles. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, variable interest entities (VIEs) are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in an entity is present when an enterprise has a variable interest, or a combination of variable interests, that will absorb a majority of the entity’s expected losses, receive a majority of the entity’s expected residual returns, or both. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. The Company’s wholly owned subsidiary, City Holding Capital Trust III, is a VIE for which the Company is not the primary beneficiary. Accordingly, the accounts of this entity are not included in the Company’s consolidated financial statements.

  Certain amounts in the financial statements have been reclassified. Such reclassifications had no impact on shareholders’ equity or net income for any period.

Description of Principal Markets and Services

Description of Principal Markets and Services: The Company is a bank holding company headquartered in Charleston, West Virginia, and conducts its principal activities through its wholly-owned subsidiary, City National Bank of West Virginia (“City National”). City National is a retail and consumer-oriented community bank with 73 offices in West Virginia, Kentucky, Virginia and Ohio. Principal activities include providing deposit, credit, trust and investment management, and insurance related products and services. The Company conducts its business activities through one reportable business segment - community banking.

Cash and Due from Banks	Cash and Due from Banks: The Company considers cash, due from banks, and interest-bearing federal deposits in depository institutions as cash and cash equivalents.
Securities

Securities: Management determines the appropriate classification of securities at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold debt securities to maturity, they are classified as investment securities held-to-maturity and are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts. Debt securities which the Company may not hold to maturity are classified as investment securities available-for-sale along with the Company’s investment in equity securities. Securities available-for-sale are carried at fair value, with the unrealized gains and losses, net of tax, reported in comprehensive income. Securities classified as available-for-sale include securities that management intends to use as part of its asset/liability management strategy and that may be sold in response to changes in interest rates, resultant prepayment risk, and other factors.

  The Company utilizes a third party pricing service provider to value its investment portfolio.  Annually, the Company obtains an independent auditor’s report from its third party pricing service provider regarding its controls over valuation of investment securities.  Although no control deficiencies were noted, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review market values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values.

  On a quarterly basis, the Company performs a review of investment securities to determine if any unrealized losses are other than temporarily impaired.  Management considers the following, among other things, in its determination of the nature of the unrealized losses, (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition, capital strength, and near–term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  The Company continues to actively monitor the market value of these investments along with the financial strength of the issuers behind these securities, as well as its entire investment portfolio.  Based on the market information available, the Company believes that the recent declines in market value are temporary and that the Company does not have the intent to sell any of the securities classified as available for sale and believes it is more likely than not that the Company will not have to sell any such securities before recovery of costs.  The Company cannot guarantee that such securities will recover and if additional information becomes available in the future to suggest that the losses are other than temporary, the Company may need to record impairment charges in the future.

  The specific identification method is used to determine the cost basis of securities sold.

  Certain investment securities that do not have readily determinable fair values and for which the Company does not exercise significant influence are carried at cost and classified as other investment securities on the Consolidated Balance Sheets.  These cost-method investments are reviewed for impairment at least annually or sooner if events or changes in circumstances indicate the carrying value may not be recoverable.

Loans

Loans: Loans, excluding previously securitized loans, which are discussed separately below, are reported at the principal amount outstanding, net of unearned income.  Portfolio loans include those for which management has the intent and City has the ability to hold for the foreseeable future, or until maturity or payoff.  The foreseeable future is based upon management’s judgment of current business strategies and market conditions, the type of loan, asset/ liability management, and liquidity.

  Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return. Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan. The accrual of interest income generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates a borrower is unable to meet the contractual terms of their respective loan agreement. Other indicators considered for placing a loan on non-accrual status include the borrower’s involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable. When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in process of collection.

  Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured. Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

  Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance. Unsecured commercial loans are generally charged off when the loan becomes 120 days past due. Secured commercial loans are generally evaluated for charge-off when the loan becomes 180 days past due. Closed-end consumer loans are generally charged off when the loan becomes 120 days past due and open-end consumer loans are generally charged off when the loan becomes 180 days past due.

Previously Securitized Loans

Previously Securitized Loans: Amounts reported as previously securitized loans represent the carrying value of loans beneficially owned by the Company as a result of exercising its early redemption option during 2003 and 2004 to fully redeem the obligations owed to investors (“notes”) in certain of the Company’s securitization transactions. The loans were recorded at the lower of fair value or their carrying values, which was the carrying value of the related retained interest asset underlying the securitization plus amounts remitted by the Company to the noteholders to redeem the notes. Because the carrying value of the retained interests incorporated assumptions with regard to expected prepayment and default rates on the loans and also considered the expected timing and amount of cash flows to be received by the Company, the carrying value of the retained interests and the carrying value of the loans was less than the actual outstanding balance of the loans.

  The Company is accounting for the difference between the carrying value and the expected cash flows from these loans as an adjustment of the yield on the loans over their remaining lives. The discount is accreted to income over the period during which payments are probable of collection and are reasonably estimable.  For loan pools where the discount is fully accreted, the cash receipts related to these loans are recognized in interest income as received.

Allowance for Loan Losses

Allowance for Loan Losses: The allowance for loan losses is maintained at a level that represents management’s best estimate of probable losses in the loan portfolio. Management’s determination of the adequacy of the allowance for loan losses is based upon an evaluation of individual credits in the loan portfolio, historical loan loss experience, current economic conditions, and other relevant factors. This determination is inherently subjective, as it requires material estimates including the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. These evaluations are conducted at least quarterly and more frequently if deemed necessary.  The allowance for loan losses related to loans considered to be impaired is generally evaluated based on the discounted cash flows using the impaired loan’s initial effective interest rate or the fair value of the collateral for certain collateral dependent loans. Loan losses are charged against the allowance and recoveries of amounts previously charged are credited to the allowance. A provision for loan losses is charged to operations based on management’s periodic evaluation of the adequacy of the allowance after considering factors noted above, among others.

  In evaluating the adequacy of its allowance for loan losses, the Company stratifies the loan portfolio into six major groupings, including commercial real estate, commercial and industrial, residential real estate, home equity, and others. Historical loss experience, as adjusted, is applied to the then outstanding balance of loans in each classification to estimate probable losses inherent in each segment of the portfolio. Historical loss experience is adjusted using a systematic weighted probability of potential risk factors that could result in actual losses deviating from prior loss experience. Risk factors considered by the Company in completing this analysis include: (1) unemployment and economic trends in the Company’s markets, (2) concentrations of credit, if any, among any industries, (3) trends in loan growth, loan mix, delinquencies, losses or credit impairment, (4) adherence to lending policies and others. Each risk factor is designated as low, moderate/increasing, or high based on the Company’s assessment of the risk to loss associated with each factor. Each risk factor is then weighted to consider probability of occurrence.

  Additionally, all commercial loans within the portfolio are subject to internal risk grading. Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company’s internal loan review process. Based on an individual loan’s risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

Premises and Equipment

Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets. Depreciation of leasehold improvements is computed using the straight-line method over the lesser of the term of the respective lease or the estimated useful life of the respective asset. Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized and depreciated over the estimated remaining life of the asset.

Other Real Estate Owned

Other Real Estate Owned:  Other real estate owned (“OREO”) is comprised principally of commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations.  OREO acquired in settlement of indebtedness is included in Other Assets at the lower of estimated fair value of the asset, less estimated selling costs or the carrying amount of the loan.  Changes to the value subsequent to transfer are recorded in noninterest expense, along with direct operating expenses.  Gains or losses not previously recognized from sales of OREO are recognized in noninterest expense on the date of the sale.  As of December 31, 2012 and 2011, the amount of OREO included in Other Assets was $8.2 million and $7.9 million, respectively.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: Goodwill is the excess of the cost of an acquisition over the fair value of tangible and intangible assets acquired.  Goodwill is not amortized.  Intangible assets represent purchased assets that also lack physical substance, but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability.  Intangible assets with determinable useful lives, such as core deposits, are amortized over their estimated useful lives.

  The Company performs an annual review for impairment in the recorded value of goodwill and indefinite lived intangible assets. Goodwill is tested for impairment between the annual tests if an event occurs or circumstances change that more than likely reduce the fair value of a reporting unit below its carrying value. An indefinite-lived intangible asset is tested for impairment between the annual tests if an event occurs or circumstances change indicating that the asset might be impaired.

Securities Sold Under Agreements to Repurchase

Securities Sold Under Agreements to Repurchase:  Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold plus accrued interest.  Securities sold primarily consists of U.S. government, federal agency, and municipal securities pledged as collateral under these financing arrangements and cannot be repledged or sold, unless replaced by the secured party.

Insurance Commissions

Insurance Commissions:  Commission revenue is recognized as of the effective date of the insurance policy or the date the customer is billed, whichever is later.  The Company also receives contingent commissions from insurance companies as additional incentive for achieving specified premium volume goals and/or the loss experience of the insurance placed by the Company.  The Company maintains a reserve for commission adjustments based on estimated policy cancellations.  This reserve was not significant at December 31, 2012 or 2011.

Derivative Financial Instruments

Derivative Financial Instruments: The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the value of certain assets and liabilities and on future cash flows.  All derivative instruments are carried at fair value on the balance sheet. The change in the fair value of the hedged item related to the risk being hedged is recognized in earnings in the same period and in the same income statement caption as the change in the fair value of the derivative.  The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

  Derivative instruments designated in a hedge relationship to mitigate exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. The Company has no fair value hedges as of December 31, 2012 and 2011.  Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges.

  Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability, with a corresponding offset recorded in other comprehensive income within shareholders’ equity, net of income taxes. Amounts are reclassified from other comprehensive income to the income statement in the period or periods the hedged forecasted transaction affects earnings.

  For the Company’s cash flow hedges, derivative gains and losses not effective in hedging the change in fair value or expected cash flows of the hedged item are recognized immediately in the income statement. At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in the fair values or cash flows of the derivative instruments have been highly effective in offsetting changes in the fair values or cash flows of the hedged items and whether they are expected to be highly effective in the future. If it is determined a derivative instrument has not been or will not continue to be highly effective as a hedge, hedge accounting is discontinued.  The Company has no cash flow hedges at December 31, 2012 and 2011.

  For derivatives that are not designated in a hedge relationship, changes in the fair value of the derivatives are recognized in earnings in the same period as the change in fair value.

Trust Assets	Trust Assets: Assets held in a fiduciary or agency capacity for customers are not included in the accompanying financial statements since such items are not assets of the Company.
Income Taxes

Income Taxes: The consolidated provision for income taxes is based upon reported income and expense. Deferred income taxes are provided for temporary differences between financial reporting and tax bases of assets and liabilities, computed using enacted tax rates. The Company files a consolidated income tax return. The respective subsidiaries generally provide for income taxes on a separate return basis and remit amounts determined to be currently payable to the Parent Company.

  The Company and its subsidiaries are subject to examinations and challenges from federal and state taxing authorities regarding positions taken in returns.  Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination.  These positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the taxing authority and assuming full knowledge of the position and all relevant facts by the taxing authority.

  The Company invests in certain limited partnerships that operate qualified low-income housing tax credit developments.  These investments are considered variable interest entities for which the Company is not the primary beneficiary.  The tax credits are reflected in the Consolidated Statements of Income as a reduction in income tax expense.  The unamortized amount of the investments is recorded within Other Assets within the Consolidated Balance Sheets.  The Company’s investments in affordable housing limited partnerships were $1.8 million and $2.3 million at December 31, 2012 and 2011, respectively.

Advertising Costs	Advertising Costs: Advertising costs are expensed as incurred.
Stock-Based Compensation

Stock-Based Compensation: Compensation expense related to stock options and restricted stock awards issued to employees is based upon the fair value of the award at the date of grant.  The fair value of stock options is estimated utilizing a Black Scholes pricing model, while the fair value of restricted stock awards is based upon the stock price at the date of grant.  Compensation expense is recognized on a straight line basis over the vesting period for options and the respective period for stock awards.

Basic and Diluted Earnings per Common Share

Basic and Diluted Earnings per Common Share: Basic earnings per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding, excluding participating securities. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares outstanding, excluding participating securities, increased by the number of shares of common stock which would be issued assuming the exercise of stock options and other common stock equivalents. The incremental shares related to stock options were 82,000, 75,000, and 62,000 in 2012, 2011, and 2010, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:  In April 2011, the FASB issued ASU no. 2011-02, “Receivables (Topic 310) – A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.”  This ASU clarifies the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties.  ASU No. 2011-02 became effective for the Company’s reporting period that began on July 1, 2011 and applied retrospectively on restructurings occurring on or after January 1, 201l.  The adoption of ASU No. 2011-04 did not have a material impact on the Company’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.”  This ASU amends Topic 820, “Fair Value Measurements and Disclosures,” to converge the fair value measurement guidance contained in U.S. generally accepted accounting principles and International Financial Reporting Standards (“IFRS”).  The provisions of ASU No. 2011-04 clarify existing fair value measurements, amend certain principles set forth in Topic 820 and requires additional fair value disclosures.  ASU No. 2011-04 became effective for the Company’s reporting period that began on January 1, 2012.  The adoption of ASU No. 2011-04 did not have a material impact on the Company’s financial statements.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220) – Presentation of Comprehensive Income.”  ASU 2011-05 amends Topic 220, “Comprehensive Income,” to require that all non-owner changes in shareholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate, but consecutive statements, thus eliminating the option to present components of comprehensive income within the statement of changes in shareholders’ equity.  ASU No. 2011-05 is effective for the Company’s reporting period beginning on January 1, 2012; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassification Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” as further discussed below.  The adoption of ASU No. 2011-05 did not have a material impact on the Company’s financial statements.

In September 2011, the FASB issued ASU No. 2011-08, “Intangibles – Goodwill and Other (Topic 350) – Testing Goodwill for Impairment.”  Under this ASU, an entity has the option to first assess the qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying amount.  If an entity determines, as a result of this qualitative assessment, that it is not more than likely that the fair value of the reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  ASU No. 2011-08 became effective for the Company’s reporting period that  began on January 1, 2012.  The adoption of ASU No. 2011-08 did not have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220) – Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.”  This ASU defers the changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments.  ASU No. 2011-05 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to ASU No. 2011-05.  All other requirements in ASU No. 2011-05 are not affected.  ASU No. 2011-12 became effective for the Company’s reporting periods that began on January 1, 2012 and did not have a material impact on the Company’s financial statements.

In July 2012, the FASB issued ASU No. 2012-02, “Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment.”  Under this ASU, entities have the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired.  If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action.  However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test.  An entity also has the option to bypass the qualitative assessment for any indefinite-lived intangible asset in any period and proceed directly to performing the quantitative impairment test.  ASU No. 2012-02 is effective for the Company beginning on January 1, 2013.  The adoption of ASU No. 2012-02 is not expected to have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income (Topic 220) – Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.”  This ASU requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component.  In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amounts reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.  ASU No. 2013-02 is effective for the Company beginning on January 1, 2013.  The adoption of ASU No. 2013-02 is not expected to have a material impact on the Company’s financial statements.

Statements of Cash Flows

Statements of Cash Flows: Cash paid for interest, including interest paid on long-term debt and trust preferred securities, was $14.9 million, $21.7 million, and $28.5 million in 2012, 2011, and 2010, respectively. During 2012, 2011 and 2010, the Company paid $14.7 million, $19.0 million, and $15.0 million, respectively, for income taxes.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule of Business Acquisition

May 31, 2012
Consideration:
Cash	$4,672
Common stock	7,723
$12,395

Identifiable assets:
Cash and cash equivalents	$24,943
Investment securities	14,082
Loans	73,463
Premises and equipment	5,158
Other assets	8,799
Total identifiable assets	126,445

Identifiable liabilities:
Deposits	122,723
Other liabilities	698
Total identifiable liabilities	123,421

Net identifiable assets	3,024
Goodwill	8,098
Core deposit intangible	1,273
$12,395

Acquired Loans At Acquisition

Contractual required principal and interest	$10,758
Nonaccretable difference	(1,917)
Expected cash flows	8,841
Accretable yield	(1,823)
Carrying balance	$7,018

Schedule Of Intangible Assets

Intangible Assets
Balance, January 1, 2012	$1,274
Core deposit intangible acquired in conjunction with the acquisition of VSB	1,273
Amortization expense	(478)
Balance, December 31, 2012	$2,069

Schedule Of Goodwill

Goodwill
Balance, January 1, 2012	$54,890
Goodwill acquired in conjunction with the acquisition of VSB	8,098
Balance, December 31, 2012	$62,988

Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Acquired Loans At Acquisition

May 31, 2012

Contractually required principal and interest	$11,567
Contractual cash flows not expected to be collected (non-accretable difference)	(3,973)
Expected cash flows	7,594
Interest component of expected cash flows (accretable difference)	(954)
Estimated fair value of purchased credit impaired loans acquired	$6,640

Estimated fair value of performing loans acquired (contractual balance of $72.5 million)	66,823
Estimated fair value of loans acquired	$73,463

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities

	December 31, 2012				December 31, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$3,792	$96	$-	$3,888	$5,868	$173	$-	$6,041
Obligations of states and
political subdivisions	47,293	1,651	15	48,929	55,262	1,561	21	56,802
Mortgage-backed securities:
U.S. government agencies	279,336	7,231	85	286,482	220,815	6,966	168	227,613
Private label	3,235	37	-	3,272	5,117	45	6	5,156
Trust preferred
securities	15,402	55	2,812	12,645	48,951	941	4,735	45,157
Corporate securities	16,152	207	412	15,947	16,226	160	1,988	14,398
Total Debt Securities	365,210	9,277	3,324	371,163	352,239	9,846	6,918	355,167
Marketable equity securities	3,381	804	-	4,185	4,318	-	465	3,853
Investment funds	1,724	50	-	1,774	1,724	39	-	1,763
Total Securities
Available-for-Sale	$370,315	$10,131	$3,324	$377,122	$358,281	$9,885	$7,383	$360,783

Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities

	December 31, 2012				December 31, 2011
(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
Trust preferred securities	$13,454	$465	$58	$13,861	$23,458	$675	$710	$23,423
Total Securities
Held-to-Maturity	$13,454	$465	$58	$13,861	$23,458	$675	$710	$23,423

Other investment securities:
Non-marketable equity securities	$11,463	$-	$-	$11,463	$11,934	$-	$-	$11,934
Total Other Investment
Securities	$11,463	$-	$-	$11,463	$11,934	$-	$-	$11,934

Gross Unrealized Losses And Fair Value Of Investments

	December 31, 2012
	Less Than Twelve Months		Twelve Months or Greater		Total
(In thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$1,163	$15	$-	$-	$1,163	$15
Mortgage-backed securities:
U.S. Government agencies	16,225	85	-	-	16,225	85
Trust preferred securities	348	51	5,836	2,761	6,184	2,812
Corporate securities	1,950	49	4,344	363	6,294	412
Total	$19,686	$200	$10,180	$3,124	$29,866	$3,324

Securities held-to-maturity:
Trust preferred securities	$-	$-	$3,380	$58	$3,380	$58

	December 31, 2011
	Less Than Twelve Months		Twelve Months or Greater		Total
(In thousands)	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss

Securities available-for-sale:
Obligations of states and political subdivisions	$992	$11	$394	$10	$1,386	$21
Mortgage-backed securities:
U.S. Government agencies	-	-	4,333	168	4,333	168
Private label	3,236	6	-	-	3,236	6
Trust preferred securities	6,724	520	5,402	4,215	12,126	4,735
Corporate securities	1,791	241	4,941	1,747	6,732	1,988
Marketable equity securities	3,810	465	-	-	3,810	465
Total	$16,553	$1,243	$15,070	$6,140	$31,623	$7,383

Securities held-to-maturity:
Trust preferred securities	$4,823	$212	$8,219	$498	$13,042	$710

Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings

(In thousands)	Debt Securities	Equity Securities	Total

Balance at January 1, 2011	$20,893	$5,130	$26,023
Additions:
Initial credit impairment	-	-	-
Additional credit impairment	355	918	1,273
Deductions:
Called	(638)	-	(638)
Balance December 31, 2011	20,610	6,048	26,658
Additions:
Initial credit impairment	-	-	-
Additional credit impairment	576	-	576
Deductions:
Sold	-	(1,235)	(1,235)
Balance December 31, 2012	$21,186	$4,813	$25,999

Additional Information Of Trust Preferred Securities With Credit Rating Below Investment Grade

(Dollars in thousands)

Deal Name	Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
	Pooled trust preferred securities:
	Available for Sale:
P1	Pooled	Mezz	$ 1,115	$ 451	$ 248	(203)	Ca	12	22.8%	17.1%	(2)	33.3%
P2	Pooled	Mezz	3,944	1,197	871	(326)	Ca	12	25.9%	18.9%	(2)	8.8%
P3(5)	Pooled	Mezz	2,962	1,419	367	(1,052)	Caa3	22	24.5%	8.2%	(2)	12.3%
P4(6)	Pooled	Mezz	4,060	400	348	(52)	Ca	10	19.2%	8.2%	(3)	21.0%
P5	Pooled	Mezz	5,872	826	376	(450)	Ca	14	26.0%	22.0%	(2)	20.8%

	Held-to-Maturity:
P6	Pooled	Mezz	2,158	255	496	241	Ca	12	22.8%	17.1%	(2)	33.3%
P7	Pooled	Mezz	5,237	1,075	1,161	86	Ca	12	25.9%	18.9%	(2)	8.8%

	Single issuer trust preferred securities
	Available for sale:
S1	Single		261	235	174	(61)	NR	1	-	-
S2	Single		1,000	1,000	1,018	18	Ba3	1	-	-

	Held-to-Maturity:
S3	Single		4,000	4,000	4,000	-	NR	1	-	-
S4	Single		3,360	3,094	3,090	(4)	NR	1	-	-
S5	Single		3,564	3,531	3,586	55	NR	1	-	-

(1)

The differences noted consist of unrealized losses recorded at December 31, 2012 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

(2)

Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

(3)

Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default.  The model for this security assumes that one of the banks that are currently deferring will cure.  If additional underlying issuers cure, this bond could recover at a higher percentage.

(4)

Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

(5)

Other-than-temporary impairment losses of $11,000 were recognized during the year ended December 31, 2012.  Other-than-temporary impairment losses of $115,000 were recognized during the year ended December 31, 2011.

(6)

Other-than-temporary impairment losses of $565,000 were recognized during the year ended December 31, 2012.  Other-than-temporary impairment losses of $240,000 were recognized during the year ended December 31, 2011.

Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity

(In thousands)	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	6,672	6,705
Due after one year through five years	31,265	31,680
Due after five years through ten years	55,632	57,646
Due after ten years	271,641	275,132
	$365,210	$371,163

Securities Held-to-Maturity
Due in one year or less	-	-
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	13,454	13,861
	$13,454	$13,861

Gross Gains And Losses Realized

	For the year ended December 31,
(in thousands)	2012	2011	2010

Gross realized gains	1,776	3,763	1,397
Gross realized losses	(246)	(7)	-
Investment security gains (losses)	1,530	3,756	1,397

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Summary Of Major Classifications For Loans

( In thousands)	December 31, 2012	December 31, 2011

Residential real estate	$1,031,435	$929,788
Home equity – junior liens	143,110	141,797
Commercial and industrial	108,739	130,899
Commercial real estate	821,970	732,146
Consumer	36,564	35,845
DDA overdrafts	4,551	2,628
Gross loans	2,146,369	1,973,103
Allowance for loan losses	(18,809)	(19,409)
Net loans	$2,127,560	$1,953,694

Activity For The Accretable Yield And Carrying Amount Of Loans

		Carrying Amount
	Accretable Yield	of Loans
Balance at the beginning of the period	$-	$-
Additions	954	6,640
Accretion	(837)	837
Net reclassifications to accretable from non-accretable	1,714	-
Payments received, net	-	(356)
Disposals	(8)	(103)
Balance at the end of period	$1,823	$7,018

Reconciliation Of The Contractual Required Principal And Interest Balance To The Carrying Amount Of Purchased Credit-Impaired Loans

Contractual required principal and interest	$10,758
Nonaccretable difference	(1,917)
Expected cash flows	8,841
Accretable yield	(1,823)
Carrying balance	$7,018

Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Loan Losses [Abstract]
Schedule Of Allowance For Loan Loss By Portfolio Segment

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
Allowance for loan loss
Beginning balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409
Charge-offs	226	4,604	1,030	1,355	190	1,522	8,927
Recoveries	32	289	22	18	135	1,456	1,952
Provision	102	3,089	1,398	1,511	48	227	6,375
Ending balance	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

December 31, 2011:
Allowance for loan loss
Beginning balance	$1,864	$8,488	$5,337	$1,452	$95	$988	$18,224
Charge-offs	522	1,989	1,367	1,089	164	1,712	6,843
Recoveries	23	1,981	29	7	136	1,252	3,428
Provision	(775)	3,186	840	1,155	21	173	4,600
Ending balance	$590	$11,666	$4,839	$1,525	$88	$701	$19,409

As of December 31, 2012:
Allowance for loan loss
Evaluated for impairment:
Individually	$-	$-	$-	$-	$-	$-	$-
Collectively	498	10,440	5,229	1,699	81	862	18,809
Acquired with deteriorated
credit quality	-	-	-	-	-	-	-
Total	$498	$10,440	$5,229	$1,699	$81	$862	$18,809

Loans
Evaluated for impairment:
Individually	$-	$9,912	$469	$298	$-	$-	$10,679
Collectively	108,739	805,365	1,030,840	142,724	36,453	4,551	2,128,672
Acquired with deteriorated
credit quality	-	6,693	126	88	111	-	7,018
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

As of December 31, 2011:
Allowance for loan loss
Evaluated for impairment:
Individually	$-	$2,666	$-	$-	$-	$-	$2,666
Collectively	590	9,000	4,839	1,525	88	701	16,743
Total	$590	$11,666	$4,839	$1,525	$88	$701	$19,409

Loans
Evaluated for impairment:
Individually	$81	$15,311	$476	$298	$-	$-	$16,166
Collectively	130,818	716,835	929,312	141,499	35,845	2,628	1,956,937
Total	$130,899	$732,146	$929,788	$141,797	$35,845	$2,628	$1,973,103

Schedule Of Credit Quality Indicators

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
Risk Grade
Exceptional	$3,355	$1,795	-	-	-	-	$5,150
Good	5,951	108,944	-	-	-	-	114,895
Acceptable	73,566	491,558	-	-	-	-	565,124
Pass/watch	22,818	169,320	-	-	-	-	192,138
Special mention	878	15,015	-	-	-	-	15,893
Substandard	2,171	35,338	-	-	-	-	37,509
Doubtful	-	-	-	-	-	-	-
Total	$108,739	$821,970					930,709

Payment Activity
Performing			1,029,142	141,961	36,564	4,548	$1,212,215
Non-performing			2,293	1,149	-	3	3,445
Total			$1,031,435	$143,110	$36,564	$4,551	$2,146,369

December 31, 2011:
Risk Grade
Exceptional	$4,220	$42	-	-	-	-	$4,262
Good	6,728	107,718	-	-	-	-	114,446
Acceptable	93,077	411,721	-	-	-	-	504,798
Pass/watch	25,246	161,598	-	-	-	-	186,844
Special mention	470	16,802	-	-	-	-	17,272
Substandard	1,037	34,265	-	-	-	-	35,302
Doubtful	121	-	-	-	-	-	121
Total	$130,899	$732,146					863,045

Payment Activity
Performing			$928,789	$139,996	$35,845	$2,616	$1,107,246
Non-performing			999	1,801	-	12	2,812
Total			$929,788	$141,797	$35,845	$2,628	$1,973,103

Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
30 – 59 days past due	$260	$442	$4,910	$2,379	$113	$270	$8,374
60 – 89 days past due	236	246	599	477	8	8	1,574
Over 90 days past due	-	1	239	37	-	3	280
Non-accrual	1,102	17,667	2,054	1,112	-	-	21,935
	1,598	18,356	7,802	4,005	121	281	32,163
Current	107,141	803,614	1,023,633	139,105	36,443	4,270	2,114,206
Total	$108,739	$821,970	$1,031,435	$143,110	$36,564	$4,551	$2,146,369

December 31, 2011:
30 – 59 days past due	$1,243	$576	$4,912	$1,906	$133	$883	$9,653
60 – 89 days past due	-	2,839	408	228	5	14	3,494
Over 90 days past due	-	-	42	112	-	12	166
Non-accrual	375	18,930	957	1,689	-	-	21,951
	1,618	22,345	6,319	3,935	138	909	35,264
Current	129,281	709,801	923,469	137,862	35,707	1,719	1,937,839
Total	$130,899	$732,146	$929,788	$141,797	$35,845	$2,628	$1,973,103

Schedule Of Impaired Loans

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
With no related allowance recorded
Recorded investment	$-	$9,912	$469	$298	$-	$-	$10,679
Unpaid principal balance	-	14,781	469	298	-	-	15,548

With an allowance recorded
Recorded investment	$-	$-	$-	$-	$-	$-	$-
Unpaid principal balance	-	-	-	-	-	-	-
Related allowance	-	-	-	-	-	-	-

December 31, 2011:
With no related allowance recorded
Recorded investment	$81	$1,985	$476	$298	$-	$-	$2,840
Unpaid principal balance	81	4,722	476	298	-	-	5,577

With an allowance recorded
Recorded investment	$-	$13,326	$-	$-	$-	$-	$13,326
Unpaid principal balance	-	13,326	-	-	-	-	13,326
Related allowance	-	2,666	-	-	-	-	2,666

Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans

(In thousands)	Commercial and industrial	Commercial real estate	Residential real estate	Home equity	Consumer	DDA overdrafts	Total
December 31, 2012:
With no related allowance recorded
Average recorded investment	$-	$13,124	$-	$-	$-	$-	$13,124
Interest income recognized	-	-	-	-	-	-	-

With an allowance recorded
Average recorded investment	$-	$-	$-	$-	$-	$-	$-
Interest income recognized	-	-	-	-	-	-	-

December 31, 2011:
With no related allowance recorded
Average recorded investment	$81	$4,215	$476	$298	$-	$-	$5,070
Interest income recognized	-	-	-	-	-	-	-

With an allowance recorded
Average recorded investment	$-	$14,428	$-	$-	$-	$-	$14,428
Interest income recognized	-	-	-	-	-	-	-

Schedule Of Troubled Debt Restructurings

	December 31, 2012
(In thousands)	Accruing	Non-Accruing	Total

Commercial and industrial	$101	$-	$101
Commercial real estate	734	-	734
Residential real estate	15,083	162	15,245
Home equity	7,068	418	7,486
Consumer	142	-	142
	$23,128	$580	$23,708

	New TDRs
	For the year ended December 31, 2012
		Pre-modification	Post-modification
	Number of	Outstanding	Outstanding
(In thousands)	Contracts	Recorded Investment	Recorded Investment

Commercial and industrial	1	$101	$101
Commercial real estate	1	184	179
Residential real estate	7	899	899
Home equity	15	973	973
Consumer	1	142	142
	25	$2,299	$2,294

Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises And Equipment [Abstract]
Summary Of Premises And Equipment

( In thousands)	Estimated Useful Life	2012	2011

Land		$29,383	$25,065
Buildings and improvements	10 to 30 yrs.	76,892	72,940
Equipment	3 to 7 yrs.	38,539	35,159
		144,814	133,164
Less: accumulated depreciation		(72,086)	(68,552)
		$72,728	$64,612

Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Summary Of Core Deposit Intangibles

( In thousands)	2012	2011

Gross carrying amount	$5,677	$4,404
Accumulated amortization	(3,608)	(3,130)
	$2,069	$1,274

Schedule Of Estimated Furture Amortization Expense For Core Deposits

( In thousands)

2013	$520
2014	501
2015	285
2016	134
2017	129
Thereafter	500
$2,069

Scheduled Maturities Of Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Scheduled Maturities Of Time Deposits [Abstract]
Scheduled Maturities Of Time Deposits

( In thousands)

2013	$513,640
2014	204,104
2015	88,316
2016	85,381
2017	26,882
Over five years	1,023
$919,346

Scheduled Maturities Of Time Deposits Of $100,000 Or More

( In thousands)	2012	2011

Within one year	$166,285	$149,677
Over one through two years	58,320	52,961
Over two through three years	28,490	31,869
Over three through four years	39,004	15,655
Over four through five years	9,704	25,244
Over five years	-	343
	$301,803	$275,749

Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Short-Term Debt [Abstract]
Summary Of Short-Term Borrowings

(dollars in thousands)	2012	2011	2010

Balance at end of year:
Securities repurchase agreements	114,646	114,050	112,335
Federal Funds purchased	-	75,000	-
FHLB advances	-	-	375
Total	114,646	189,050	112,710

Avg. outstanding during the year:
Securities repurchase agreements	121,270	122,693	110,891
Federal Funds purchased	510	576	-
FHLB advances	-	300	1,684

Max. outstanding at any month end:
Securities repurchase agreements	131,971	139,607	119,174
Federal Funds purchased	-	75,000	-
FHLB advances	-	367	2,000

Weighted-average interest rate:
During the year:
Securities repurchase agreements	0.26%	0.25%	0.25%
Federal Funds purchased	0.28%	0.28%	-
FHLB advances	-	4.36%	4.93%
End of the year:
Securities repurchase agreements	0.26%	0.25%	0.25%
Federal Funds purchased	0.28%	0.28%	-
FHLB advances	-	-	4.38%

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

( In thousands)	2012	2011

Junior subordinated debentures owed to City Holding Capital Trust III, due 2038, interest at a rate of 3.89% and 3.85%, respectively	$16,495	$16,495

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Fair Value Of Derivative Instruments

	2012	2011

Fair Value:
Other Assets	$14,012	$11,541
Other Liabilities	14,012	11,541

Change In Fair Value Of Derivative Instruments

	Year Ended December 31,
	2012	2011	2010

Change in Fair Value:
Other income - derivative asset	$1,921	$8,241	$1,479
Other income - derivative liability	(1,921)	(8,241)	(1,479)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary Of Deferred Tax Assets And Liabilities

(in thousands)	2012	2011

Deferred tax assets:
Previously securitized loans	$ 5,921	$ 6,669
Allowance for loan losses	7,100	7,310
Deferred compensation payable	2,812	2,932
Underfunded pension liability	3,029	2,874
Accrued expenses	1,869	1,729
Impaired assets	1,086	1,362
Impaired security losses	9,814	10,386
Intangible assets	2,928	-
Other	2,963	2,752
Total Deferred Tax Assets	37,522	36,014
Deferred tax liabilities:
Intangible assets	-	925
Unrealized securities gains	2,145	495
Other	2,640	2,375
Total Deferred Tax Liabilities	4,785	3,795
Net Deferred Tax Assets	$ 32,737	$ 32,219

Summary Of Income Tax Expense

(in thousands)	2012	2011	2010

Current:
Federal	15,509	20,052	17,147
State	2,259	2,809	2,541
Total current	17,768	22,861	19,688

Total deferred	2,530	(2,290)	(1,235)
Income tax expense	20,298	20,571	18,453

Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate

(in thousands)	2012	2011	2010

Computed federal taxes at statutory rate	20,735	21,437	20,096
State income taxes, net of federal tax benefit	1,591	1,654	1,586
Tax effects of:
Tax-exempt interest income	(712)	(785)	(804)
Bank-owned life insurance	(1,044)	(1,172)	(1,269)
Tax reserve adjustment	8	(70)	(85)
Other items, net	(280)	(493)	(1,071)
Income tax expense	20,298	20,571	18,453

Reconciliatoin Of The Unrecognized Tax Benefits Rollforward

(in thousands)	2012	2011

Balance at January 1,	3,649	3,645
Additions for current year tax positions	727	866
Additions for prior year tax positions	-	-
Decreases for prior year tax positions	-	(862)
Decreases for settlements with tax authorities	-	-
Decreases related to lapse of applicable statute of limitation	-	-
Balance at December 31	4,376	3,649

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Summary Of Stock Option Activity

	2012		2011		2010
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at January 1	293,817	$33.95	287,393	$33.64	280,605	$33.56
Granted	16,876	35.39	16,000	35.09	15,500	32.09
Exercised	(18,899)	28.78	(9,576)	26.63	(7,962)	27.81
Forfeited	(2,250)	33.28	-	-	(750)	33.54
Outstanding at December 31	289,544	34.38	293,817	33.95	287,393	33.64

Exercisable at end of year	183,584	34.70	185,317	33.70	178,393	32.75

Nonvested at beginning of year	108,500	34.38	109,000	35.10	111,375	35.01
Granted during the year	16,876	35.39	16,000	35.09	15,500	32.09
Vested during the year	(18,166)	38.87	(16,500)	39.34	(17,625)	31.88
Forfeited during the year	(1,250)	30.38	-	-	(250)	33.54
Nonvested at end of eyar	105,960	$33.81	108,500	$34.38	109,000	$35.10

Stock Options Outstanding And Exercisable

Ranges of Exercise Prices	No. of Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value (in thousands)	No. of Options Currently Exercisable	Weighted-Average Exercise Price of Options Currently Exercisable	Weighted-Average Remaining Contractual Life (Months)	Aggregate Intrinsic Value of Options Currently Exercisable (in thousands)
$26.62 - $33.90	165,168	$31.87	40	$491	114,584	$32.65	23	$252
$35.09 - $40.88	124,376	37.70	62	-	69,000	38.11	43	-
	289,544			$491	183,584			$252

Weighted Average Assumptions Estimate The Fair Value Of Options Granted

	2012	2011	2010

Risk-free interest rate	2.51%	3.07%	3.24%
Expected dividend yield	3.90%	3.88%	4.24%
Volatility factor	48.40%	41.12%	42.70%
Expected life of option	5.0 years	8.0 years	8.0 years

Restricted Shares Activity And Related Information

	2012		2011		2010
	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant	Restricted Awards	Average Market Price at Grant

Outstanding at January 1	108,209		96,060		88,109
Granted	23,336	$34.94	14,050	$35.08	13,750	$31.47
Forfeited/Vested	(14,834)		(1,901)		(5,799)
Outstanding at December 31	116,711		108,209		96,060

Summary Of Activity Within The Defined Benefit Plan

	Pension Benefits
(in thousands)	2012	2011

Change in fair value of plan assets:
Fair value at beginning of measurement period	$8,952	$9,668
Actual gain (loss) on plan assets	734	(379)
Contributions	736	400
Benefits paid	(759)	(737)
Fair value at end of measurement period	9,663	8,952

Change in benefit obligation:
Benefit obligation at beginning of measurement period	(12,943)	(12,202)
Interest cost	(635)	(650)
Actuarial loss	(1,008)	(828)
Benefits paid	759	737
Benefit obligation at end of measurement period	(13,827)	(12,943)
Funded status	(4,164)	(3,991)

Unrecognized net actuarial gain	8,024	7,637
Other comprehensive loss	(8,024)	(7,637)
Accrued Benefit Cost	$(4,164)	$(3,991)

Weighted-average assumptions for balance sheet liability at end of year:
Discount rate	4.31%	5.06%
Expected long-term rate of return	7.46%	8.00%

Weighted-average assumptions for benefit cost at beginning of year:
Discount rate	5.06%	5.50%
Expected long-term rate of return	8.00%	8.00%

Net Periodic Pension Cost Of The Defined Benefit Plan

	Pension Benefits
(in thousands)	2012	2011	2010

Components of net periodic benefit:
Interest cost	$635	$650	$674
Expected return on plan assets	(810)	(811)	(812)
Net amortization and deferral	696	547	370
Net Periodic Pension Cost	$521	$386	$232

Summary Of Current Allocation Percentages Of Plan Assets

	Target	Allowable-	Percentage of Plan Assets
	Allocation	Allocation	At December 31
	2012	Range	2012	2011

Equity securities	60%	40-80%	39%	54%
Debt securities	30%	20-40%	36%	35%
Other	10%	3-10%	25%	11%
Total			100%	100%

Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Heirarchy

(in thousands)	Total	Level 1	Level 2	Level 3
2012
Cash and cash equivalents	$2,023	$2,023	$-	$-
Mutual funds	2,220	1,139	1,081	-
Common stocks	3,034	2,552	482	-
Mortgage-backed securities	524	-	524	-
Government and GSE bonds	1,344	-	1,344	-
Corporate Bonds	518	-	518	-
Total	$9,663	$5,714	$3,949	$-

2011
Cash and cash equivalents	$430	$430	$-	$-
Mutual funds	2,075	1,062	1,013	-
Common stocks	4,320	3,879	441	-
Mortgage-backed securities	445	-	445	-
Government and GSE bonds	1,242	-	1,242	-
Corporate Bonds	440	-	440	-
Total	$8,952	$5,371	$3,581	$-

Summary Of Expected Benefit Payments

Plan Year Ending December 31	Expected Benefits to be Paid
(in thousands)

2013	$836
2014	839
2015	845
2016	853
2017	860
2018 through 2022	4,411

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule Of Contractual Obligations From Significant Commitments

(In thousands)	December 31, 2012	December 31, 2011

Commitments to extend credit:
Home equity lines	$156,274	$143,856
Commercial real estate	33,869	29,995
Other commitments	171,670	185,602
Standby letters of credit	16,743	20,110
Commercial letters of credit	425	412

Regulatory Requirements And Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Requirements And Capital Ratios [Abstract]
Schedule Of Capital Amounts And Ratios

					Well
	2012		2011		Capitalized	Minimum
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Ratio	Ratio

Total Capital (to Risk-Weighted Assets):
Consolidated	298,321	13.9%	288,156	14.1%	10.0%	8.0%
City National	264,126	12.4%	262,891	13.0%	10.0%	8.0%

Tier I Capital (to Risk-Weighted Assets):
Consolidated	279,106	13.0%	268,707	13.1%	6.0%	4.0%
City National	245,273	11.5%	243,442	12.0%	6.0%	4.0%

Tier I Capital (to Average Assets):
Consolidated	279,106	9.8%	268,707	10.2%	5.0%	4.0%
City National	245,273	8.7%	243,442	9.3%	5.0%	4.0%

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring And Nonrecurring Basis

(in thousands)	Total	Level 1	Level 2	Level 3	Total Gains (Losses)
December 31, 2012
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$3,888	$-	$3,888	$-
Obligations of states and political subdivisions	48,929	-	48,929	-
Mortgage-backed securities:
U.S. Government agencies	286,482	-	286,482	-
Private label	3,272	-	3,272	-
Trust preferred securities	12,645	-	10,260	2,385
Corporate securities	15,947	-	15,947	-
Marketable equity securities	4,185	4,185	-	-
Investment funds	1,774	1,774	-	-
Derivative assets	14,012	-	14,012	-

Financial Liabilities
Derivative liabilities	14,012	-	14,012	-

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$10,679	$-	$10,679	$-	$-
Other Assets	1,000	-	1,000	-	(288)

December 31, 2011
Recurring fair value measurements
Financial Assets
U.S. Government agencies	$6,041	$-	$6,041	$-
Obligations of states and political subdivisions	56,802	-	56,802	-
Mortgage-backed securities:
U.S. Government agencies	227,613	-	227,613	-
Private label	5,156	-	5,156	-
Trust preferred securities	45,157	-	43,175	1,982
Corporate securities	14,398	-	14,398	-
Marketable equity securities	3,853	3,853	-	-
Investment funds	1,763	1,763	-	-
Derivative assets	11,541	-	11,541	-

Financial Liabilities
Derivative liabilities	11,541	-	11,541	-

Nonrecurring fair value measurements
Financial Assets
Impaired loans	$16,166	$-	$16,085	$81	$2,701

Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets

	December 31,
(In thousands)	2012	2011

Beginning balance	$1,982	$2,504
Impairment losses on investment securities	(576)	(355)
Included in other comprehensive income	979	208
Dispositions	-	(375)
Transfers into Level 3	-	-
Ending Balance	$2,385	$1,982

Schedule Of Level 2 Financial Assets And Liabilities Measured On A Recurring Basis

	December 31,
	2012	2011
(In thousands)	Level 2	Level 2

Carrying value of impaired loans before allocations	$10,679	$18,832
Specific valuation allowance allocations	-	(2,666)
Fair value	$10,679	$16,166

Schedule Of OREO Measured And Reported At Fair Value

(In thousands)	2012	2011

Beginning Balance, January 1	$7,948	$9,316
OREO remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	5,685	6,096
Charge-offs recognized in the allowance for loan losses	(1,656)	(1,436)
Fair value	4,029	4,660
OREO remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	3,659	979
Fair value	2,638	783
Write-downs included in other non-interest expense	(1,021)	(196)
Acquired	728	-
Disposals	(3,522)	(5,832)
Ending Balance, December 31	$8,162	$7,948

Schedule Of Estimates Of Fair Value Of Financial Instruments

(In thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
December 31, 2012
Assets:
Cash and cash equivalents	$84,994	$84,994	$84,994	$-	$-
Securities available-for-sale	377,122	377,122	5,959	368,778	2,385
Securities held-to-maturity	13,454	13,861	-	13,861	-
Other securities	11,463	11,463	-	11,463	-
Net loans	2,127,560	2,162,856	-	-	2,162,856
Accrued interest receivable	6,692	6,692	6,692	-	-
Derivative assets	14,012	14,012	-	14,012	-

Liabilities:
Deposits	2,409,316	2,381,495	1,447,954	933,541	-
Short-term debt	114,646	114,648	-	114,648	-
Long-term debt	16,495	16,462	-	16,462	-
Derivative liabilities	14,012	14,012		14,012

December 31, 2011
Assets:
Cash and cash equivalents	$146,399	$146,399	$146,399	$-	$-
Securities available-for-sale	360,783	360,783	5,616	353,185	1,982
Securities held-to-maturity	23,458	23,423	-	23,423	-
Other securities	11,934	11,934	-	11,934	-
Net loans	1,953,694	1,991,335	-	-	1,991,335
Accrued interest receivable	7,093	7,093	7,093	-	-
Derivative assets	11,541	11,541	-	11,541	-

Liabilities:
Deposits	2,221,268	2,189,559	1,290,587	898,972	-
Short-term debt	189,050	189,050	-	189,050
Long-term debt	16,495	16,456	-	16,456	-
Derivative liabilities	11,541	11,541	-	11,541	-

City Holding Company (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
City Holding Company (Parent Company Only) Financial Information [Abstract]
Condensed Balance Sheets

	December 31
(in thousands)	2012	2011

Assets
Cash	14,349	2,621
Securities available-for-sale	4,186	3,852
Investment in subsidiaries	332,156	319,940
Deferred tax asset	3,247	3,785
Fixed assets	11	12
Other assets	2,180	2,939
Total Assets	356,129	333,149

Liabilities
Junior subordinated debentures	16,495	16,495
Dividends payable	5,192	5,177
Accrued interest payable	24	31
Other liabilities	1,144	312
Total Liabilities	22,855	22,015

Shareholders’ Equity	333,274	311,134
Total Liabilities and Shareholders’ Equity	356,129	333,149

Condensed Statements Of Comprehensive Income

	Year Ended December 31
(in thousands)	2012	2011	2010

Income
Dividends from subsidiaries	41,422	44,600	17,200
Investment securities gains	1,134	-	-
Other income	65	92	156
	42,621	44,692	17,356
Expenses
Interest expense	661	639	641
Investment securities losses	-	918	3,643
Other expenses	533	613	594
	1,194	2,170	4,878
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	41,427	42,522	12,478
Income tax benefit	2	(704)	(2,066)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	41,425	43,226	14,544
Equity in undistributed net income (excess dividends) of subsidiaries	(2,480)	(2,548)	24,416
Net Income	38,945	40,678	38,960

Total Comprehensive Income	41,430	39,268	39,017

Condensed Statements Of Cash Flows

	Year Ended December 31
(in thousands)	2012	2011	2010
Operating Activities
Net income	38,945	40,678	38,960
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities losses	(1,134)	918	3,643
Amortization and accretion	19	19	19
Deferred income tax benefit	-	(363)	(1,501)
Stock based compensation	224	-	-
Depreciation	1	1	1
Change in other assets	740	1,522	(1,305)
Change in other liabilities	1,136	(965)	827
Excess dividends of subsidiaries (equity in undistributed net income)	2,480	2,548	(24,416)
Net Cash Provided by Operating Activities	42,411	44,358	16,228

Investing Activities
Purchases of available for sale securities	(403)	(29)	(248)
Proceeds from sales of available for sale securities	2,473	-	-
Investment in subsidiaries	-	-	4,201
Acquisition of Virginia Savings Bank, Inc.	(4,672)	-	-
Net Cash (Used in) Provided by Investing Activities	(2,602)	(29)	3,953

Financing Activities
Dividends paid	(20,710)	(20,628)	(21,350)
Purchases of treasury stock	(7,915)	(23,791)	(12,902)
Exercise of stock options	544	462	236
Net Cash Used in Financing Activities	(28,081)	(43,957)	(34,016)
Increase (decrease) in Cash and Cash Equivalents	11,728	372	(13,835)
Cash and cash equivalents at beginning of year	2,621	2,249	16,084
Cash and Cash Equivalents at End of Year	14,349	2,621	2,249

Summarized Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Quarterly Financial Information [Abstract]
Summary Of Selected Quarterly Financial Information

	First	Second	Third	Fourth
(in thousands, except per share data)	Quarter	Quarter	Quarter	Quarter

2012
Interest income	$27,430	$27,466	$28,432	$28,884
Taxable equivalent adjustment	208	198	185	183
Interest income (FTE)	27,638	27,664	28,617	29,067
Interest expense	3,908	3,625	3,557	3,360
Net interest income	23,730	24,039	25,060	25,707
Provision for loan losses	1,950	1,675	975	1,775
Investment securities gains (losses)	(31)	528	458	-
Noninterest income	13,149	13,262	13,621	14,266
Noninterest expense	19,515	24,763	21,846	21,273
Income before income tax expense	15,383	11,391	16,318	16,925
Income tax expense	5,144	3,780	5,526	5,848
Taxable equivalent adjustment	208	198	185	183
Net income	$10,031	$7,413	$10,607	$10,894

Net earnings available to common shareholders	$9,955	$7,354	$10,523	$10,809

Basic earnings per common share	$0.68	$0.50	$0.71	$0.73
Diluted earnings per common share	0.67	0.50	0.71	0.73
Average common shares outstanding:
Basic	14,679	14,680	14,751	14,755
Diluted	14,759	14,759	14,834	14,837

2011
Interest income	$28,754	$28,323	$28,370	$27,441
Taxable equivalent adjustment	248	240	212	215
Interest income (FTE)	29,002	28,563	28,582	27,656
Interest expense	5,940	5,803	4,799	4,216
Net interest income	23,062	22,760	23,783	23,440
Provision for loan losses	1,086	1,286	-	2,229
Investment securities losses	-	3,128	272	(917)
Noninterest income	12,662	13,409	13,259	13,045
Noninterest expense	19,858	22,912	19,688	18,685
Income before income tax expense	14,780	15,099	17,626	14,654
Income tax expense	4,918	5,029	5,837	4,787
Taxable equivalent adjustment	248	240	212	215
Net income	$9,614	$9,830	$11,577	$9,652

Net earnings available to common shareholders	$9,546	$9,761	$11,494	$9,582

Basic earnings per common share	$0.62	$0.65	$0.77	$0.65
Diluted earnings per common share	0.62	0.64	0.76	0.65
Average common shares outstanding:
Basic	15,380	15,120	15,003	14,743
Diluted	15,462	15,193	15,071	14,814

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule Of Computation Of Basic And Diluted Earnings Per Share

	For the Year Ended December 31,
(In thousands, except per share data)	2012	2011	2010

Distributed earnings allocated to common stock	$20,603	$20,102	$20,956
Undistributed earnings allocated to common stock	18,034	20,280	17,767
Net earnings allocated to common shareholders	$38,637	$40,382	$38,723

Average shares outstanding	14,714	15,055	15,589

Effect of dilutive securities:
Employee stock options	82	75	62

Shares for diluted earnings per share	14,796	15,130	15,651

Basic earnings per share	$2.63	$2.68	$2.48
Diluted earnings per share	$2.61	$2.67	$2.47

Summary Of Significant Accounting And Reporting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets	$ 43,758,000	$ 41,792,000
Amount of tax benefit that is greater than	50.00%
Investments in affordable housing limited partnerships	1,800,000	2,300,000
Incremental shares related to stock options	82,000	75,000	62,000
Cash paid for interest	14,900,000	21,700,000	28,500,000
Income taxes paid	14,700,000	19,000,000	15,000,000
City National [Member]
Number of offices	73
OREO [Member]
Other Assets	$ 8,200,000	$ 7,900,000

Acquisitions (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Virginia Savings Bank [Member]	May 31, 2012 Virginia Savings Bank [Member] item	Jan. 10, 2013 Community Financial Corporation [Member]	Jan. 10, 2013 Community Bank [Member]	Jan. 09, 2013 Community Bank [Member]	Jan. 10, 2013 Virginia Beach, Virginia [Member] Community Bank [Member] store	Jan. 10, 2013 Western Virginia [Member] Community Bank [Member] store
Business Acquisition [Line Items]
Percent of outstanding common and preferred stock						100.00%
Number of branches acquired						5				2	8
Assets	$ 2,917,466,000	$ 2,777,109,000				$ 132,000,000		$ 460,000,000
Loans						82,000,000		410,000,000
Deposits	2,409,316,000	2,221,268,000				120,000,000		380,000,000
Shareholders' equity	333,274,000	311,134,000	314,861,000	308,902,000		11,000,000		53,000,000
Transaction purchase price						12,395,000
Cash						4,672,000
Common stock value						7,723,000
Number of common stock shares acquired						240,000
Closing price of common stock at acquisition						$ 32.18			$ 36.23
Amortization time period for core deposit intangible assets	10 years
Core deposit annual charge, Maximum					200,000
Premium on time deposits					2,300,000
Premium on time deposits amortization period					5 years
Core deposit intangible						1,273,000
Percent of outstanding common and preferred stock acquired							100.00%
Number of City Holding Company common shares recieved per share of Community Financial Corporation stock							0.1753
Number of City Holding Company common stock shares issued to acquired entity stockholders							767,000
Transaction value								$ 28,000,000

Acquisitions (Schedule Of Business Acquisition) (Details) (Virginia Savings Bank [Member], USD $) In Thousands, unless otherwise specified	May 31, 2012
Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Cash	$ 4,672
Common stock	7,723
Purchase price	12,395
Cash and cash equivalents	24,943
Investments	14,082
Loans	73,463
Premises and equipment	5,158
Other assets	8,799
Total identifiable assets	126,445
Deposits	122,723
Other liabilities	698
Total identifiable liabilities	123,421
Net identifiable assets	3,024
Goodwill	8,098
Core deposit intangible	$ 1,273

Acquisitions (Acquired Loans At Acquisition) (Details) (USD $)	Dec. 31, 2012	May 31, 2012 Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Contractually required principal and interest	$ 10,758,000	$ 11,567,000
Contractual cash flows not expected to be collected (non-accretable difference)	(1,917,000)	(3,973,000)
Expected cash flows	8,841,000	7,594,000
Interest component of expected cash flows (accretable difference)		(954,000)
Estimated fair value of purchased credit impaired loans acquired		6,640,000
Estimated fair value of performing loans acquired (contractual balance of $72.5 million)		66,823,000
Estimated fair value of loans acquired		73,463,000
Contractual balance		$ 72,500,000

Acquisitions (Schedule Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Virginia Savings Bank [Member]
Business Acquisition [Line Items]
Intangible Assets, Beginning Balance	$ 1,274
Core deposit intangible acquired in conjunction with the acquisition of VSB				1,273
Amortization expense	(478)	(400)	(400)
Intangible Assets, Ending Balance	$ 2,069	$ 1,274

Acquisitions (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Goodwill, Beginning Balance	$ 54,890
Goodwill acquired in conjunction with the acquisition of VSB	8,098
Goodwill, Ending Balance	$ 62,988

Restrictions On Cash Due From Banks (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Restrictions On Cash Due From Banks [Abstract]
Reserve balance	$ 16.8

Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 security	Dec. 31, 2011
Schedule of Investments [Line Items]
Credit-related net investment impairment losses	$ 0.6	$ 1.3
Pooled trust preferred securities, book value	6.7
Pooled trust preferred securities, estimated fair value	3.5
Number of pooled trust preferred securities	5
Annual prepayment rate	1.00%	1.00%
Annual prepayments maturity	100.00%	100.00%
Additional basis points	150.00%	150.00%
Carrying value of securities pledged	228	204
Minimum [Member]
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	2.00%
Maximum [Member]
Schedule of Investments [Line Items]
Equity ownership positions in the community bank holding companies	5.00%
Regional community bank stocks, percent of average trading volumes	0.10%
Pooled Bank Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Credit-related net investment impairment losses		0.4
Pooled trust preferred securities, book value	3.5
Remaining book value		3.4
Community Bank And Bank Holding Equity [Member]
Schedule of Investments [Line Items]
Credit-related net investment impairment losses		0.9
Remaining book value		$ 3.9

Investments (Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	$ 370,315	$ 358,281
Securities available-for-sale, Gross Unrealized Gains	10,131	9,885
Securities available-for-sale, Gross Unrealized Losses	3,324	7,383
Securities available-for-sale, Estimated Fair Value	377,122	360,783
U.S Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	3,792	5,868
Securities available-for-sale, Gross Unrealized Gains	96	173
Securities available-for-sale, Estimated Fair Value	3,888	6,041
Obligations Of States And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	47,293	55,262
Securities available-for-sale, Gross Unrealized Gains	1,651	1,561
Securities available-for-sale, Gross Unrealized Losses	15	21
Securities available-for-sale, Estimated Fair Value	48,929	56,802
U.S. Government Agencies Mortgage-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	279,336	220,815
Securities available-for-sale, Gross Unrealized Gains	7,231	6,966
Securities available-for-sale, Gross Unrealized Losses	85	168
Securities available-for-sale, Estimated Fair Value	286,482	227,613
Private Label [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	3,235	5,117
Securities available-for-sale, Gross Unrealized Gains	37	45
Securities available-for-sale, Gross Unrealized Losses		6
Securities available-for-sale, Estimated Fair Value	3,272	5,156
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	15,402	48,951
Securities available-for-sale, Gross Unrealized Gains	55	941
Securities available-for-sale, Gross Unrealized Losses	2,812	4,735
Securities available-for-sale, Estimated Fair Value	12,645	45,157
Corporate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	16,152	16,226
Securities available-for-sale, Gross Unrealized Gains	207	160
Securities available-for-sale, Gross Unrealized Losses	412	1,988
Securities available-for-sale, Estimated Fair Value	15,947	14,398
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	365,210	352,239
Securities available-for-sale, Gross Unrealized Gains	9,277	9,846
Securities available-for-sale, Gross Unrealized Losses	3,324	6,918
Securities available-for-sale, Estimated Fair Value	371,163	355,167
Marketable Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	3,381	4,318
Securities available-for-sale, Gross Unrealized Gains	804
Securities available-for-sale, Gross Unrealized Losses		465
Securities available-for-sale, Estimated Fair Value	4,185	3,853
Investment Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	1,724	1,724
Securities available-for-sale, Gross Unrealized Gains	50	39
Securities available-for-sale, Estimated Fair Value	$ 1,774	$ 1,763

Investments (Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	$ 13,454	$ 23,458
Securities held-to-maturity, Gross Unrealized Gains	465	675
Securities held-to-maturity, Gross Unrealized Losses	58	710
Securities held-to-maturity, Estimated Fair Value	13,861	23,423
Trust Preferred Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	13,454	23,458
Securities held-to-maturity, Gross Unrealized Gains	465	675
Securities held-to-maturity, Gross Unrealized Losses	58	710
Securities held-to-maturity, Estimated Fair Value	13,861	23,423
Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	11,463	11,934
Securities held-to-maturity, Estimated Fair Value	11,463	11,934
Non-Marketable Equity Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	11,463	11,934
Securities held-to-maturity, Estimated Fair Value	$ 11,463	$ 11,934

Investments (Gross Unrealized Losses And Fair Value Of Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	$ 19,686	$ 16,553
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	200	1,243
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	10,180	15,070
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	3,124	6,140
Securities available-for-sale, Total, Estimated Fair Value	29,866	31,623
Securities available-for-sale, Total, Unrealized Loss	3,324	7,383
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,163	992
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	15	11
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value		394
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss		10
Securities available-for-sale, Total, Estimated Fair Value	1,163	1,386
Securities available-for-sale, Total, Unrealized Loss	15	21
U.S. Government Agencies Mortgage-backed Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	16,225
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	85
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value		4,333
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss		168
Securities available-for-sale, Total, Estimated Fair Value	16,225	4,333
Securities available-for-sale, Total, Unrealized Loss	85	168
Private Label [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value		3,236
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss		6
Securities available-for-sale, Total, Estimated Fair Value		3,236
Securities available-for-sale, Total, Unrealized Loss		6
Corporate Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,950	1,791
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	49	241
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	4,344	4,941
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	363	1,747
Securities available-for-sale, Total, Estimated Fair Value	6,294	6,732
Securities available-for-sale, Total, Unrealized Loss	412	1,988
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	348	6,724
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	51	520
Securities held-to-maturity, Less Than Twelve Months, Estimated Fair Value		4,823
Securities held-to-maturity, Less Than Twelve Months, Unrealized Loss		212
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	5,836	5,402
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	2,761	4,215
Securities held-to-maturity, Twelve Months or Greater, Estimated Fair Value	3,380	8,219
Securities held-to-maturity, Twelve Months or Greater, Unrealized Loss	58	498
Securities available-for-sale, Total, Estimated Fair Value	6,184	12,126
Securities available-for-sale, Total, Unrealized Loss	2,812	4,735
Securities held-to-maturity, Total Estimated Fair Value	3,380	13,042
Securities held-to-maturity, Total Unrealized Loss	58	710
Marketable Equity Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value		3,810
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss		465
Securities available-for-sale, Total, Estimated Fair Value		3,810
Securities available-for-sale, Total, Unrealized Loss		$ 465

Investments (Credit Loss Component Of OTTI On Debt Securities Recognized In Earnings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning Balance	$ 26,658	$ 26,023
Additional credit impairment	576	1,273
Called		(638)
Sold	(1,235)
Ending Balance	25,999	26,658
Debt Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning Balance	20,610	20,893
Additional credit impairment	576	355
Called		(638)
Ending Balance	21,186	20,610
Equity Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning Balance	6,048	5,130
Additional credit impairment		918
Sold	(1,235)
Ending Balance	$ 4,813	$ 6,048

Investments (Additional Information Of Trust Preferred Securities With Credit Rating Below Investment Grade) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 370,315		$ 358,281
Securities available-for-sale, Estimated Fair Value	377,122		360,783
Held-to-maturity, Amortized Cost	13,454		23,458
Held-to-maturity Securities, Fair Value	13,861		23,423
P3 [Member]
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	11,000		115,000
P4 [Member]
Schedule of Investments [Line Items]
Other-than-temporary impairment losses	565,000		240,000
Available-for-sale Securities [Member] | P1 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	1,115
Available-for-sale Securities, Amortized Cost	451
Securities available-for-sale, Estimated Fair Value	248
Difference	(203)	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	12
Actual deferrals/defaults (as a % of original dollar)	22.80%
Expected deferrals/defaults (as a % of remaining of performing collateral)	17.10%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	33.30%	[3]
Available-for-sale Securities [Member] | P2 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	3,944
Available-for-sale Securities, Amortized Cost	1,197
Securities available-for-sale, Estimated Fair Value	871
Difference	(326)	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	12
Actual deferrals/defaults (as a % of original dollar)	25.90%
Expected deferrals/defaults (as a % of remaining of performing collateral)	18.90%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	8.80%	[3]
Available-for-sale Securities [Member] | P3 [Member]
Schedule of Investments [Line Items]
Type	Pooled	[4]
Class	Mezz	[4]
Original Cost	2,962	[4]
Available-for-sale Securities, Amortized Cost	1,419	[4]
Securities available-for-sale, Estimated Fair Value	367	[4]
Difference	(1,052)	[1],[4]
Lowest Credit Rating	Caa3	[4]
# of issuers currently performing	22	[4]
Actual deferrals/defaults (as a % of original dollar)	24.50%	[4]
Expected deferrals/defaults (as a % of remaining of performing collateral)	8.20%	[2],[4]
Excess Subordination as a Percentage of Current Performing Collateral	12.30%	[3],[4]
Available-for-sale Securities [Member] | P4 [Member]
Schedule of Investments [Line Items]
Type	Pooled	[5]
Class	Mezz	[5]
Original Cost	4,060	[5]
Available-for-sale Securities, Amortized Cost	400	[5]
Securities available-for-sale, Estimated Fair Value	348	[5]
Difference	(52)	[1],[5]
Lowest Credit Rating	Ca	[5]
# of issuers currently performing	10	[5]
Actual deferrals/defaults (as a % of original dollar)	19.20%	[5]
Expected deferrals/defaults (as a % of remaining of performing collateral)	8.20%	[5],[6]
Excess Subordination as a Percentage of Current Performing Collateral	21.00%	[3],[5]
Available-for-sale Securities [Member] | P5 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	5,872
Available-for-sale Securities, Amortized Cost	826
Securities available-for-sale, Estimated Fair Value	376
Difference	(450)	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	14
Actual deferrals/defaults (as a % of original dollar)	26.00%
Expected deferrals/defaults (as a % of remaining of performing collateral)	22.00%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	20.80%	[3]
Available-for-sale Securities [Member] | S1 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	261
Available-for-sale Securities, Amortized Cost	235
Securities available-for-sale, Estimated Fair Value	174
Difference	(61)	[1]
Lowest Credit Rating	NR
# of issuers currently performing	1
Available-for-sale Securities [Member] | S2 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	1,000
Available-for-sale Securities, Amortized Cost	1,000
Securities available-for-sale, Estimated Fair Value	1,018
Difference	18	[1]
Lowest Credit Rating	Ba3
# of issuers currently performing	1
Held-to-maturity Securities [Member] | P6 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	2,158
Held-to-maturity, Amortized Cost	255
Held-to-maturity Securities, Fair Value	496
Difference	241	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	12
Actual deferrals/defaults (as a % of original dollar)	22.80%
Expected deferrals/defaults (as a % of remaining of performing collateral)	17.10%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	33.30%	[3]
Held-to-maturity Securities [Member] | P7 [Member]
Schedule of Investments [Line Items]
Type	Pooled
Class	Mezz
Original Cost	5,237
Held-to-maturity, Amortized Cost	1,075
Held-to-maturity Securities, Fair Value	1,161
Difference	86	[1]
Lowest Credit Rating	Ca
# of issuers currently performing	12
Actual deferrals/defaults (as a % of original dollar)	25.90%
Expected deferrals/defaults (as a % of remaining of performing collateral)	18.90%	[2]
Excess Subordination as a Percentage of Current Performing Collateral	8.80%	[3]
Held-to-maturity Securities [Member] | S3 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	4,000
Held-to-maturity, Amortized Cost	4,000
Held-to-maturity Securities, Fair Value	4,000
Lowest Credit Rating	NR
# of issuers currently performing	1
Held-to-maturity Securities [Member] | S4 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	3,360
Held-to-maturity, Amortized Cost	3,094
Held-to-maturity Securities, Fair Value	3,090
Difference	(4)	[1]
Lowest Credit Rating	NR
# of issuers currently performing	1
Held-to-maturity Securities [Member] | S5 [Member]
Schedule of Investments [Line Items]
Type	Single
Original Cost	3,564
Held-to-maturity, Amortized Cost	3,531
Held-to-maturity Securities, Fair Value	3,586
Difference	$ 55	[1]
Lowest Credit Rating	NR
# of issuers currently performing	1

[1]	The differences noted consist of unrealized losses recorded at December 31, 2012 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.
[2]	Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.
[3]	Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.
[4]	Other-than-temporary impairment losses of $11,000 were recognized during the year ended December 31, 2012. Other-than-temporary impairment losses of $115,000 were recognized during the year ended December 31, 2011.
[5]	Other-than-temporary impairment losses of $565,000 were recognized during the year ended December 31, 2012. Other-than-temporary impairment losses of $240,000 were recognized during the year ended December 31, 2011.
[6]	Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. The model for this security assumes that one of the banks that are currently deferring will cure. If additional underlying issuers cure, this bond could recover at a higher percentage.

Investments (Amortized Cost And Estimated Fair Value Of Debt Securities By Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Investments [Abstract]
Securities Available-for-Sale, Due in one year or less, Cost	$ 6,672
Securities Available-for-Sale, Due after one year through five years, Cost	31,265
Securities Available-for-Sale, Due after five years through ten years, Cost	55,632
Securities Available-for-Sale, Due after ten years, Cost	271,641
Securities Available-for-Sale, Cost, Total	365,210
Securities Available-for-Sale, Due in one year or less, Estimated Fair Value	6,705
Securities Available-for-Sale, Due after one year through five years, Estimated Fair Value	31,680
Securities Available-for-Sale, Due after five years through ten years, Estimated Fair Value	57,646
Securities Available-for-Sale, Due after ten years, Estimated Fair Value	275,132
Securities Available-for-Sale, Estimated Fair Value, Total	371,163
Securities Held-to-Maturity, Due after ten years, Cost	13,454
Securities Held-to-Maturity, Cost, Total	13,454
Securities Held-to-Maturity, Due after ten years, Estimated Fair Value	13,861
Securities Held-to-Maturity, Estimated Fair Value, Total	$ 13,861

Investments (Gross Gains And Losses Realized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments [Abstract]
Gross realized gains	$ 1,776	$ 3,763	$ 1,397
Gross realized losses	(246)	(7)
Investment security gains (losses)	$ 1,530	$ 3,756	$ 1,397

Loans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 2,146,369,000	$ 1,973,103,000
Accretable Yield, Net reclassifications to accretable from non-accretable	1,714,000
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans	15,400,000	9,300,000
Gross loans	1,031,435,000	929,788,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Construction loans	15,400,000	20,200,000
Gross loans	821,970,000	732,146,000
Virginia Savings Bank [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	66,500,000
Virginia Savings Bank [Member] | Credit Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	7,000,000
Contractual principal balance	$ 10,800,000

Loans (Summary Of Major Classifications For Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 2,146,369	$ 1,973,103
Allowance for loan losses	(18,809)	(19,409)
Net Loans	2,127,560	1,953,694
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,031,435	929,788
Home equity - junior liens (including lines of credit) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	143,110	141,797
Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	108,739	130,899
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	821,970	732,146
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	36,564	35,845
DDA Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	$ 4,551	$ 2,628

Loans (Activity For The Accretable Yield And Carrying Amount Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Accretable Yield, Additions	$ 954
Accretable Yield, Accretion	(837)
Accretable Yield, Net reclassifications to accretable from non-accretable	1,714
Accretable Yield, Disposals	(8)
Accretable Yield, Balance at the end of the period	1,823
Carrying Amount of Loans, Additions	6,640
Carrying Amount of Loans, Accretion	837
Carrying Amount of Loans, Paymens received, net	(356)
Carrying Amount of Loans, Disposals	(103)
Carrying Amount of Loans, Balance at the beginning of the period	$ 7,018

Loans (Reconciliation Of The Contractual Required Principal And Interest Balance To The Carrying Amount Of Purchased Credit-Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Loans [Abstract]
Contractual required principal and interest	$ 10,758
Nonaccretable difference	(1,917)
Expected cash flows	8,841
Accretable Yield	(1,823)
Carrying balance	$ 7,018

Allowance For Loan Losses (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Loan Losses [Abstract]
Interest income forgone	$ 1	$ 0.8	$ 0.5
Loans classified as TDRs after filing Chapter 7 bankruptcy	$ 22.7

Allowance For Loan Losses (Schedule Of Allowance For Loan Loss By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	$ 19,409	$ 18,224
Allowance for loan loss, Charge-offs	8,927	6,843
Allowance for loan loss, Recoveries	1,952	3,428
Allowance for loan loss, Provision	6,375	4,600
Allowance for loan loss, Ending balance	18,809	19,409
Allowance for loan loss, Evaluated for impairment, Individually		2,666
Allowance for loan loss, Evaluated for impairment, Collectively	18,809	16,743
Allowance for loan loss, Total	18,809	19,409
Loans, Evaluated for impairment, Individually	10,679	16,166
Loans, Evaluated for impairment, Collectively	2,128,672	1,956,937
Loans, Acquired with deteriorated credit quality	7,018
Loans, Total	2,146,369	1,973,103
Commercial And Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	590	1,864
Allowance for loan loss, Charge-offs	226	522
Allowance for loan loss, Recoveries	32	23
Allowance for loan loss, Provision	102	(775)
Allowance for loan loss, Ending balance	498	590
Allowance for loan loss, Evaluated for impairment, Collectively	498	590
Allowance for loan loss, Total	498	590
Loans, Evaluated for impairment, Individually		81
Loans, Evaluated for impairment, Collectively	108,739	130,818
Loans, Total	108,739	130,899
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	11,666	8,488
Allowance for loan loss, Charge-offs	4,604	1,989
Allowance for loan loss, Recoveries	289	1,981
Allowance for loan loss, Provision	3,089	3,186
Allowance for loan loss, Ending balance	10,440	11,666
Allowance for loan loss, Evaluated for impairment, Individually		2,666
Allowance for loan loss, Evaluated for impairment, Collectively	10,440	9,000
Allowance for loan loss, Total	10,440	11,666
Loans, Evaluated for impairment, Individually	9,912	15,311
Loans, Evaluated for impairment, Collectively	805,365	716,835
Loans, Acquired with deteriorated credit quality	6,693
Loans, Total	821,970	732,146
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	4,839	5,337
Allowance for loan loss, Charge-offs	1,030	1,367
Allowance for loan loss, Recoveries	22	29
Allowance for loan loss, Provision	1,398	840
Allowance for loan loss, Ending balance	5,229	4,839
Allowance for loan loss, Evaluated for impairment, Collectively	5,229	4,839
Allowance for loan loss, Total	5,229	4,839
Loans, Evaluated for impairment, Individually	469	476
Loans, Evaluated for impairment, Collectively	1,030,840	929,312
Loans, Acquired with deteriorated credit quality	126
Loans, Total	1,031,435	929,788
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	1,525	1,452
Allowance for loan loss, Charge-offs	1,355	1,089
Allowance for loan loss, Recoveries	18	7
Allowance for loan loss, Provision	1,511	1,155
Allowance for loan loss, Ending balance	1,699	1,525
Allowance for loan loss, Evaluated for impairment, Collectively	1,699	1,525
Allowance for loan loss, Total	1,699	1,525
Loans, Evaluated for impairment, Individually	298	298
Loans, Evaluated for impairment, Collectively	142,724	141,499
Loans, Acquired with deteriorated credit quality	88
Loans, Total	143,110	141,797
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	88	95
Allowance for loan loss, Charge-offs	190	164
Allowance for loan loss, Recoveries	135	136
Allowance for loan loss, Provision	48	21
Allowance for loan loss, Ending balance	81	88
Allowance for loan loss, Evaluated for impairment, Collectively	81	88
Allowance for loan loss, Total	81	88
Loans, Evaluated for impairment, Collectively	36,453	35,845
Loans, Acquired with deteriorated credit quality	111
Loans, Total	36,564	35,845
DDA Overdrafts [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan loss, Beginning balance	701	988
Allowance for loan loss, Charge-offs	1,522	1,712
Allowance for loan loss, Recoveries	1,456	1,252
Allowance for loan loss, Provision	227	173
Allowance for loan loss, Ending balance	862	701
Allowance for loan loss, Evaluated for impairment, Collectively	862	701
Allowance for loan loss, Total	862	701
Loans, Evaluated for impairment, Collectively	4,551	2,628
Loans, Total	$ 4,551	$ 2,628

Allowance For Loan Losses (Schedule Of Credit Quality Indicators) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total	$ 2,146,369	$ 1,973,103
Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	930,709	863,045
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	108,739	130,899
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	821,970	732,146
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,031,435	929,788
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	143,110	141,797
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	36,564	35,845
DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	4,551	2,628
Exceptional [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,150	4,262
Exceptional [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	3,355	4,220
Exceptional [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,795	42
Good [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	114,895	114,446
Good [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,951	6,728
Good [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	108,944	107,718
Acceptable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	565,124	504,798
Acceptable [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	73,566	93,077
Acceptable [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	491,558	411,721
Pass/Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	192,138	186,844
Pass/Watch [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	22,818	25,246
Pass/Watch [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	169,320	161,598
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,893	17,272
Special Mention [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	878	470
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	15,015	16,802
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	37,509	35,302
Substandard [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,171	1,037
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	35,338	34,265
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		121
Doubtful [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		121
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,212,215	1,107,246
Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,029,142	928,789
Performing [Member] | Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	141,961	139,996
Performing [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	36,564	35,845
Performing [Member] | DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	4,548	2,616
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	3,445	2,812
Non-Performing [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	2,293	999
Non-Performing [Member] | Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,149	1,801
Non-Performing [Member] | DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 3	$ 12

Allowance For Loan Losses (Schedule Of Aging Analysis Of Accruing And Non-Accruing Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	$ 8,374	$ 9,653
60 - 89 days past due	1,574	3,494
Over 90 days past due	280	166
Non-accrual	21,935	21,951
Financing receivable recorded investment past due total	32,163	35,264
Current	2,114,206	1,937,839
Loans, Total	2,146,369	1,973,103
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	260	1,243
60 - 89 days past due	236
Non-accrual	1,102	375
Financing receivable recorded investment past due total	1,598	1,618
Current	107,141	129,281
Loans, Total	108,739	130,899
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	442	576
60 - 89 days past due	246	2,839
Over 90 days past due	1
Non-accrual	17,667	18,930
Financing receivable recorded investment past due total	18,356	22,345
Current	803,614	709,801
Loans, Total	821,970	732,146
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	4,910	4,912
60 - 89 days past due	599	408
Over 90 days past due	239	42
Non-accrual	2,054	957
Financing receivable recorded investment past due total	7,802	6,319
Current	1,023,633	923,469
Loans, Total	1,031,435	929,788
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	2,379	1,906
60 - 89 days past due	477	228
Over 90 days past due	37	112
Non-accrual	1,112	1,689
Financing receivable recorded investment past due total	4,005	3,935
Current	139,105	137,862
Loans, Total	143,110	141,797
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	113	133
60 - 89 days past due	8	5
Financing receivable recorded investment past due total	121	138
Current	36,443	35,707
Loans, Total	36,564	35,845
DDA Overdrafts [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30 - 59 days past due	270	883
60 - 89 days past due	8	14
Over 90 days past due	3	12
Financing receivable recorded investment past due total	281	909
Current	4,270	1,719
Loans, Total	$ 4,551	$ 2,628

Allowance For Loan Losses (Schedule Of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	$ 10,679	$ 2,840
With no related allowance recorded, Unpaid principal balance	15,548	5,577
With an allowance recorded, Recorded investment		13,326
With an allowance recorded, Unpaid principal balance		13,326
With an allowance recorded, Related allowance		2,666
Commercial And Industrial [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment		81
With no related allowance recorded, Unpaid principal balance		81
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	9,912	1,985
With no related allowance recorded, Unpaid principal balance	14,781	4,722
With an allowance recorded, Recorded investment		13,326
With an allowance recorded, Unpaid principal balance		13,326
With an allowance recorded, Related allowance		2,666
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	469	476
With no related allowance recorded, Unpaid principal balance	469	476
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Recorded investment	298	298
With no related allowance recorded, Unpaid principal balance	$ 298	$ 298

Allowance For Loan Losses (Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	$ 13,124	$ 5,070
With an allowance recorded, Average recorded investment		14,428
Commercial And Industrial [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment		81
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	13,124	4,215
With an allowance recorded, Average recorded investment		14,428
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment		476
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment		$ 298

Allowance For Loan Losses (Schedule Of Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 contract
Financing Receivable, Modifications [Line Items]
Accruing	$ 23,128
Non-Accruing	580
Total	23,708
Number of Contracts	25
Pre-modification Outstanding Recorded Investment	2,299
Post-modification Outstanding Recorded Investment	2,294
Commercial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Accruing	101
Total	101
Number of Contracts	1
Pre-modification Outstanding Recorded Investment	101
Post-modification Outstanding Recorded Investment	101
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Accruing	734
Total	734
Number of Contracts	1
Pre-modification Outstanding Recorded Investment	184
Post-modification Outstanding Recorded Investment	179
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Accruing	15,083
Non-Accruing	162
Total	15,245
Number of Contracts	7
Pre-modification Outstanding Recorded Investment	899
Post-modification Outstanding Recorded Investment	899
Home equity - junior liens (including lines of credit) [Member]
Financing Receivable, Modifications [Line Items]
Accruing	7,068
Non-Accruing	418
Total	7,486
Number of Contracts	15
Pre-modification Outstanding Recorded Investment	973
Post-modification Outstanding Recorded Investment	973
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Accruing	142
Total	142
Number of Contracts	1
Pre-modification Outstanding Recorded Investment	142
Post-modification Outstanding Recorded Investment	$ 142

Previously Securitized Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Previously Securitized Loans [Abstract]
Number of securitization transactions	6
Proceeds from securitization transactions	$ 760
Fixed rate of junior-lien underlying mortgages	125.00%
Outstanding balance of securitized loans	7.8
Recognized interest income from previously securitized loans	$ 3.3	$ 3.1	$ 4

Premises And Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building and Improvements [Member]	Dec. 31, 2011 Building and Improvements [Member]	Dec. 31, 2012 Building and Improvements [Member] Maximum [Member]	Dec. 31, 2012 Building and Improvements [Member] Minimum [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2011 Equipment [Member]	Dec. 31, 2012 Equipment [Member] Maximum [Member]	Dec. 31, 2012 Equipment [Member] Minimum [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, Gross	$ 144,814	$ 133,164	$ 29,383	$ 25,065	$ 76,892	$ 72,940			$ 38,539	$ 35,159
Less: accumulated depreciation	(72,086)	(68,552)
Property, Plant and Equipment, Net, Total	$ 72,728	$ 64,612
Estimated Useful Life							30 years	10 years			7 years	3 years

Goodwill And Other Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill	$ 62,988	$ 54,890
Pre-tax amortization expense	$ 478	$ 400	$ 400

Goodwill And Other Intangible Assets (Summary Of Core Deposit Intangibles) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Gross carrying amount	$ 5,677	$ 4,404
Accumulated amortization	(3,608)	(3,130)
Total	$ 2,069	$ 1,274

Goodwill And Other Intangible Assets (Schedule Of Estimated Furture Amortization Expense For Core Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
2013	$ 520
2014	501
2015	285
2016	134
2017	129
Thereafter	500
Total	$ 2,069	$ 1,274

Scheduled Maturities Of Time Deposits (Scheduled Maturities Of Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled Maturities Of Time Deposits [Abstract]
2013	$ 513,640
2014	204,104
2015	88,316
2016	85,381
2017	26,882
Over five years	1,023
Time Deposits, Total	$ 919,346	$ 885,596

Scheduled Maturities Of Time Deposits (Scheduled Maturities Time Deposits Of $100,000 Or More) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled Maturities Of Time Deposits [Abstract]
Within one year	$ 166,285	$ 149,677
Over one through two years	58,320	52,961
Over two through three years	28,490	31,869
Over three through four years	39,004	15,655
Over four through five years	9,704	25,244
Over five years		343
Time Deposits, $100,000 or More, Total	$ 301,803	$ 275,749

Short-Term Debt (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
FHLB stock purchased	$ 11,463,000	$ 11,934,000
Investment Securities And One To Four Family Residential Property Loans [Member]
Short-term Debt [Line Items]
Collateral pledged to the FHLB	1,500,000,000	1,200,000,000
City National [Member]
Short-term Debt [Line Items]
FHLB stock purchased	46,508
Unused FHLB funds	$ 1,050,000,000	$ 770,000,000

Short-Term Debt (Summary Of Short-Term Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-Term Debt [Abstract]
Securities repurchase agreements	$ 114,646	$ 114,050	$ 112,335
Federal funds purchased		75,000
FHLB advances			375
Total	114,646	189,050	112,710
Securities repurchase agreements, Avg. outstanding during the year	121,270	122,693	110,891
Federal Funds purchased, Avg. outstanding during the year	510	576
FHLB Advances, Avg. outstanding during the year		300	1,684
Securities repurchase agreements, Max. outstanding at any month end	131,971	139,607	119,174
Federal Funds purchased, Max. outstanding at any month end		75,000
FHLB Advances, Max. outstanding at any month end		$ 367	$ 2,000
Securities repurchase agreements, Weighted-averaged interest rate, During the year	0.26%	0.25%	0.25%
Federal Funds purchased, Weighted-averaged interest rate, During the year	0.28%	0.28%
FHLB Advances, Weighted-average interest rate, During the year		4.36%	4.93%
Securities repurchase agreements, Weighted-average interest rate, End of the year	0.26%	0.25%	0.25%
Federal Funds purchased, Weighted-average interest rate, End of the year	0.28%	0.28%
FHLB Advances, Weighted-average interest rate, End of the year			4.38%

Long-Term Debt (Components Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Junior subordinated debentures owed to City Holding Capital Trust III, due 2038, interest at a rate of 3.89% and 3.85%, respectively	$ 16,495	$ 16,495
Junior subordinated debentures, interest rate	3.89%	3.85%
Junior subordinated debentures, due date	Dec 31, 2038
Percent over three month LIBOR Rate	3.50%
Junior subordinated debenture redemption price range rate, Upper limit	103.53%
Junior subordinated debenture redemption price range rate, Lower limit	100.00%
Junior subordinated debenture, Redemption date	Jun 15, 2013
Junior subordinated debenture, Threshold in days	90 days

Derivative Instruments (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2008	Dec. 31, 2012 item	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Derivative [Line Items]
Interest rate floors notional value			$ 600
Number of derivatives designaged as cash flow hedges			7
Notional amount of derivatives designated as cash flow hedges			500
Interest rate floors maturity date				Jun 30, 2011	May 1, 2008
Strike rate, lower range			6.00%
Strike rate, higher range			8.00%
Interest rate floors matured		150
Notional value of interest rate floors sold		450
Gain on sale of derivatives	$ 16.8

Derivative Instruments (Fair Value Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ 14,012	$ 11,541
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ 14,012	$ 11,541

Derivative Instruments (Change In Fair Value Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income Derivative Asset [Member]
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ 1,921	$ 8,241	$ 1,479
Other Income Derivative Liability [Member]
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ (1,921)	$ (8,241)	$ (1,479)

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income tax interest and penalties	$ 0.2	$ 0.1	$ 0.1
Income tax accrued and penalties	$ 0.3	$ 0.1

Income Taxes (Summary Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Previously securitized loans	$ 5,921	$ 6,669
Allowance for loan losses	7,100	7,310
Deferred compensation payable	2,812	2,932
Underfunded pension liability	3,029	2,874
Accrued expenses	1,869	1,729
Impaird assets	1,086	1,362
Impaired security losses	9,814	10,386
Intangible assets	2,928
Other	2,963	2,752
Total Deferred Tax Assets	37,522	36,014
Intangible assets		925
Unrealized securities gains	2,145	495
Other	2,640	2,375
Total Deferred Tax Liabilities	4,785	3,795
Net Deferred Tax Assets	$ 32,737	$ 32,219

Income Taxes (Summary Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal									$ 15,509	$ 20,052	$ 17,147
State									2,259	2,809	2,541
Total current									17,768	22,861	19,688
Total deferred									2,530	(2,290)	(1,235)
Income tax expense	$ 5,848	$ 5,526	$ 3,780	$ 5,144	$ 4,787	$ 5,837	$ 5,029	$ 4,918	$ 20,298	$ 20,571	$ 18,453

Income Taxes (Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Computed federal taxes at statutory rate									$ 20,735	$ 21,437	$ 20,096
State income taxes, net of federal tax benefit									1,591	1,654	1,586
Tax-exempt interest income									(712)	(785)	(804)
Bank-owned life insurance									(1,044)	(1,172)	(1,269)
Tax reserve adjustment									8	(70)	(85)
Other items, net									(280)	(493)	(1,071)
Income tax expense	$ 5,848	$ 5,526	$ 3,780	$ 5,144	$ 4,787	$ 5,837	$ 5,029	$ 4,918	$ 20,298	$ 20,571	$ 18,453

Income Taxes (Reconciliatoin Of The Unrecognized Tax Benefits Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Beginning Balance	$ 3,649	$ 3,645
Additions for current year tax positions	727	866
Decreases for prior year tax positions		(862)
Ending Balance	$ 4,376	$ 3,649

Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Common stock issued as stock awards	16,876	16,000	15,500
Incentive stock options and SARs exercisable period	10 years
Stock awards had been awarded	396,126
Proceeds from exercise of stock options	$ 544,000	$ 262,000	$ 236,000
Total intrinsic value of stock options exercised	100,000
Stock-based compensation expense	200,000	200,000	300,000
Unrecognized stock-based compensation expense	400,000
Weighted-average period, unrecognized expense expected to be recognized	1 year 7 months 6 days
Stock-based compensation expense related to restricted shares	600,000	600,000	500,000
Total expense associated with the retirement benefit plan	600,000	600,000	600,000
Number of shares of the Company's common stock held by the 401(k)	293,703	294,022
Recorded a pension liability	4,200,000	4,000,000
Underfunded pension liability	5,000,000	4,700,000
Overall investment return goal above stated indicies	0.50%
Moving average basis	5 years
Maximum percent of plan assets in any one security	10.00%
Maximum percent of plan assets in any on industry	25.00%
Maximum percent of plan assets in foreign securities	20.00%
Anticipated 2013 plan contributions	500,000
Executive officers benefit accrued time period	4 years
Executive officers accrued benefit liability	2,000,000	2,000,000
Deferred compensation agreement costs	200,000	200,000	200,000
Deferree compensation agreement liabilities	3,900,000	4,200,000
Cash surrender value of company owned life insurance	7,400,000	7,300,000
Non-Vested Restricted Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unrecognized stock-based compensation expense	2,200,000
Weighted-average period, unrecognized expense expected to be recognized	4 years 4 months 24 days
Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock awards had been awarded	152,911
Maximum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Common stock issued upon the exercise of stock options, SARs and stock awards	1,000,000
Common stock issued as stock awards	350,000
Total intrinsic value of stock options exercised		100,000	100,000
Income tax benefit recognized related to stock-based compensation	$ 100,000	$ 100,000	$ 100,000

Employee Benefit Plans (Summary Of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans [Abstract]
Options Outstanding, beginning balance	293,817	287,393	280,605
Options, Granted	16,876	16,000	15,500
Options, Exercised	(18,899)	(9,576)	(7,962)
Options, Forfeited	(2,250)		(750)
Options Outstanding, ending balance	289,544	293,817	287,393	280,605
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 33.95	$ 33.64	$ 33.56
Weighted-Average Exercise Price, Granted	$ 35.39	$ 35.09	$ 32.09
Weighted-Average Exercise Price, Exercised	$ 28.78	$ 26.63	$ 27.81
Weighted-Average Exercise Price, Forfeited	$ 33.28		$ 33.54
Weighted-Average Exercise Price, Outstanding, ending balance	$ 34.38	$ 33.95	$ 33.64	$ 33.56
Options, Exercisable at end of year	183,584	185,317	178,393
Weighted-Average Exercise Price, Exercisable at end of year	$ 34.7	$ 33.7	$ 32.75
Options, Nonvested at beginning of year	105,960	108,500	109,000	111,375
Options, Granted during the year	16,876	16,000	15,500
Options, Vested during the year	(18,166)	(16,500)	(17,625)
Options, Forfeited during the year	(1,250)		(250)
Options, Nonvested at end of year	105,960	108,500	109,000	111,375
Weighted-Average Exercise Price, Nonvested at beginning of year	$ 33.81	$ 34.38	$ 35.1	$ 35.01
Weighted-Average Exercise Price, Granted during the year	$ 35.39	$ 35.09	$ 32.09
Weighted-Average Exercise Price, Vested during the year	$ 38.87	$ 39.34	$ 31.88
Weighted-Average Exercise Price, Forfeited during the year	$ 30.38		$ 33.54
Weighted-Average Exercise Price, Nonvested at end of year	$ 33.81	$ 34.38	$ 35.1	$ 35.01

Employee Benefit Plans (Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	289,544
Aggregate Intrinsic Value	$ 491
No. of Options Currently Exercisable	183,584
Aggregate Intrinsic Value of Options Currently Exercisable	252
Ranges Of Exercise Prices 26.62 - 33.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	165,168
Weighted-Average Exercise Price	$ 31.87
Weighted Average Remaining Contractual Life, Outstanding	40 months
Aggregate Intrinsic Value	491
No. of Options Currently Exercisable	114,584
Weighted-Average Exercise Price of Options Currently Exercisable	$ 32.65
Weighted Average Remaining Contractual Life, Exercisable	23 months
Aggregate Intrinsic Value of Options Currently Exercisable	$ 252
Ranges Of Exercise Prices 26.62 - 33.90 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 26.62
Ranges Of Exercise Prices 26.62 - 33.90 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 33.9
Ranges Of Exercise Prices 35.09 - 40.88 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	124,376
Weighted-Average Exercise Price	$ 37.7
Weighted Average Remaining Contractual Life, Outstanding	62 months
No. of Options Currently Exercisable	69,000
Weighted-Average Exercise Price of Options Currently Exercisable	$ 38.11
Weighted Average Remaining Contractual Life, Exercisable	43 months
Ranges Of Exercise Prices 35.09 - 40.88 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 35.09
Ranges Of Exercise Prices 35.09 - 40.88 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 40.88

Employee Benefit Plans (Weighted Average Assumptions Estimate The Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Risk-free interest rate	2.51%	3.07%	3.24%
Expected dividend yield	3.90%	3.88%	4.24%
Volatility factor	48.40%	41.12%	42.70%
Expected life of option	5 years	8 years	8 years

Employee Benefit Plans (Restricted Shares Activity And Related Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Restricted Awards, beginning balance	108,209	96,060	88,109
Restricted Awards, Granted	23,336	14,050	13,750
Restricted Awards, Forfeited/Vested	(14,834)	(1,901)	(5,799)
Restricted Awards, ending balance	116,711	108,209	96,060
Average Market Price at Grant, Granted	$ 34.94	$ 35.08	$ 31.47

Employee Benefit Plans (Summary Of Activity Within The Defined Benefit Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Fair value at beginning of measurement period	$ 8,952	$ 9,668
Actual gain (loss) on plan assets	734	(379)
Contributions	736	400
Benefits paid	759	737
Fair value at End of measurement period	9,663	8,952	9,668
Benefit obligation at beginning of measurement period	(12,943)	(12,202)
Interest cost	(635)	(650)	(674)
Actuarial loss	(1,008)	(828)
Benefit obligation at end of measurement period	(13,827)	(12,943)	(12,202)
Funded status	(4,164)	(3,991)
Unrecognized net actuarial gain	8,024	7,637
Other comprehensive loss	(8,024)	(7,637)
Accrued Benefit Cost	$ (4,164)	$ (3,991)
Weighted-average assumptions for balance sheet liability at end of year, Discount rate	4.31%	5.06%
Weighted-average assumptions for balance sheet liability at end of year, Expected long-term rate of return	7.46%	8.00%
Weighted-average assumptions for benefit cost at beginning of year, Discount rate	5.06%	5.50%
Weighted-average assumptions for benefit cost at beginning of year, Expected long-term rate of return	8.00%	8.00%

Employee Benefit Plans (Net Periodic Pension Cost Of The Defined Benefit Plan) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans [Abstract]
Interest cost	$ 635	$ 650	$ 674
Expected return on plan assets	(810)	(811)	(812)
Net amortization and deferral	696	547	370
Net Periodic Pension Cost	$ 521	$ 386	$ 232

Employee Benefit Plans (Summary Of Current Allocation Percentages Of Plan Assets) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Allowable-Allocation Range, Minimum	40.00%
Allowable-Allocation Range, Maximum	80.00%
Percentage of Plan Assets	39.00%	54.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	30.00%
Allowable-Allocation Range, Minimum	20.00%
Allowable-Allocation Range, Maximum	40.00%
Percentage of Plan Assets	36.00%	35.00%
Other Securites [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	10.00%
Allowable-Allocation Range, Minimum	3.00%
Allowable-Allocation Range, Maximum	10.00%
Percentage of Plan Assets	25.00%	11.00%

Employee Benefit Plans (Summary Of Assets Segregated By Level Of Valuation Inputs Within The Fair Value Heirarchy) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total	$ 9,663	$ 8,952	$ 9,668
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	5,714	5,371
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,949	3,581
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,023	430
Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,023	430
Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,220	2,075
Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,139	1,062
Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,081	1,013
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	3,034	4,320
Common Stock [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	2,552	3,879
Common Stock [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	482	441
Government and GSE Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,344	1,242
Government and GSE Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	1,344	1,242
Mortgage-Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	524	445
Mortgage-Backed Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	524	445
Corporate Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	518	440
Corporate Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 518	$ 440

Employee Benefit Plans (Summary Of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Employee Benefit Plans [Abstract]
2013	$ 836
2014	839
2015	845
2016	853
2017	860
2018 through 2022	$ 4,411

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Granted loans to certain non-executive officers and directors	$ 16.7	$ 34.7
Total principal additions	1.8
Total principal reductions	$ 19.8

Commitments And Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Standby Letters Of Credit [Member]	Dec. 31, 2011 Standby Letters Of Credit [Member]	Dec. 31, 2012 Commercial Letters Of Credit [Member]	Dec. 31, 2011 Commercial Letters Of Credit [Member]	Dec. 31, 2012 Home equity - junior liens (including lines of credit) [Member] Commitments To Extend Credit [Member]	Dec. 31, 2011 Home equity - junior liens (including lines of credit) [Member] Commitments To Extend Credit [Member]	Dec. 31, 2012 Commercial Real Estate [Member] Commitments To Extend Credit [Member]	Dec. 31, 2011 Commercial Real Estate [Member] Commitments To Extend Credit [Member]	Dec. 31, 2012 Other Commitments [Member] Commitments To Extend Credit [Member]	Dec. 31, 2011 Other Commitments [Member] Commitments To Extend Credit [Member]
Commitments And Contingencies [Line Items]
Contractual obligations		$ 16,743,000	$ 20,110,000	$ 425,000	$ 412,000	$ 156,274,000	$ 143,856,000	$ 33,869,000	$ 29,995,000	$ 171,670,000	$ 185,602,000
Settlement	3,616,000
Litigation forgive and release amount	$ 3,500,000

Regulatory Requirements And Capital Ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
City National [Member]
Dividends Payable	$ 22,000
Parent Company [Member]
Dividends Payable	5,192	5,177
Cash balance	$ 14,349	$ 2,621

Regulatory Requirements And Capital Ratios (Schedule Of Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 298,321	$ 288,156
Total Capital, Ratio	13.90%	14.10%
Total Capital, Well Capitalized Ratio	10.00%	10.00%
Total Capital, Minimum Ratio	8.00%	8.00%
Tier I Capital, Amount	279,106	268,707
Tier I Capital, Ratio	13.00%	13.10%
Tier I Capital, Well Capitalized Ratio	6.00%	6.00%
Tier I Capital, Minimum Ratio	4.00%	4.00%
Tier I Capital, Average Assets, Amount	279,106	268,707
Tier I Capital, Average Assets, Ratio	9.80%	10.20%
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio	4.00%	4.00%
City National [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	264,126	262,891
Total Capital, Ratio	12.40%	13.00%
Total Capital, Well Capitalized Ratio	10.00%	10.00%
Total Capital, Minimum Ratio	8.00%	8.00%
Tier I Capital, Amount	245,273	243,442
Tier I Capital, Ratio	11.50%	12.00%
Tier I Capital, Well Capitalized Ratio	6.00%	6.00%
Tier I Capital, Minimum Ratio	4.00%	4.00%
Tier I Capital, Average Assets, Amount	$ 245,273	$ 243,442
Tier I Capital, Average Assets, Ratio	8.70%	9.30%
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio	4.00%	4.00%

Fair Value Measurements (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Inputs, Prepayment Rate	1.00%	1.00%
Annual prepayments maturity	100.00%	100.00%
Additional basis points	150.00%	150.00%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Collateral discount	30.00%	30.00%
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Collateral discount	20.00%	20.00%

Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring And Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Obligations Of States And Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	$ 48,929	$ 56,802
Obligations Of States And Political Subdivisions [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	48,929	56,802
U.S Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	3,888	6,041
U.S Government Agencies [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	3,888	6,041
U.S. Government Agencies Mortgage-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	286,482	227,613
U.S. Government Agencies Mortgage-backed Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	286,482	227,613
Private Label [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	3,272	5,156
Private Label [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	3,272	5,156
Trust Preferred Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	12,645	45,157
Trust Preferred Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	10,260	43,175
Trust Preferred Securities [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	2,385	1,982
Corporate Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	15,947	14,398
Corporate Securities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	15,947	14,398
Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	4,185	3,853
Marketable Equity Securities [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	4,185	3,853
Investment Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	1,774	1,763
Investment Funds [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	1,774	1,763
Derivative Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	14,012	11,541
Derivative Assets [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Recurring	14,012	11,541
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	10,679	16,166
Total Gains (Losses), Nonrecurring		2,701
Impaired Loans [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	10,679	16,085
Impaired Loans [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring		81
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	1,000
Total Gains (Losses), Nonrecurring	(288)
Other Assets [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Nonrecurring	1,000
Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities, Recurring	14,012	11,541
Derivative Liabilities [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities, Recurring	$ 14,012	$ 11,541

Fair Value Measurements (Schedule Of Reconciliation Of Investment Securities Available For Sale Measured At Fair Value On A Recurring Basis Level 3 Assets) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements [Abstract]
Beginning balance	$ 1,982	$ 2,504
Impairment losses on investment securities	(576)	(355)
Included in other comprehensive income	979	208
Dispositions		(375)
Transfers into Level 3
Ending Balance	$ 2,385	$ 1,982

Fair Value Measurements (Schedule Of Level 2 Financial Assets And Liabilities Measured On A Recurring Basis) (Details) (Level 2 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of impaired loans before allocations	$ 10,679	$ 18,832
Specific valuation allowance allocations		(2,666)
Fair Value	$ 10,679	$ 16,166

Fair Value Measurements (Schedule Of OREO Measured And Reported At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate Owned Reported At Fair Value [Line Items]
Beginning Balance	$ 7,948	$ 9,316
Acquired	728
Disposals	(3,522)	(5,832)
Ending Balance	8,162	7,948
OREO Remeasured At Initial Recognition [Member]
Other Real Estate Owned Reported At Fair Value [Line Items]
Carrying value of foreclosed assets prior to remeasurement	5,685	6,096
Charge-offs recognized in the allowance for loan losses	(1,656)	(1,436)
Fair value	4,029	4,660
OREO Remeasured Subsequent To Initial Recognition [Member]
Other Real Estate Owned Reported At Fair Value [Line Items]
Carrying value of foreclosed assets prior to remeasurement	3,659	979
Write-downs included in other non-interest expense	(1,021)	(196)
Fair value	$ 2,638	$ 783

Fair Value Measurements (Schedule Of Estimates Of Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 84,994	$ 146,399
Securities available-for-sale	377,122	360,783
Securities held-to-maturity	13,454	23,458
Other securities	11,463	11,934
Net loans	2,127,560	1,953,694
Accrued interest receivable	6,692	7,093
Derivative assets	14,012	11,541
Deposits	2,409,316	2,221,268
Short-term debt	114,646	189,050
Long-term debt	16,495	16,495
Derivative liabilities	14,012	11,541
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	84,994	146,399
Securities available-for-sale	377,122	360,783
Securities held-to-maturity	13,861	23,423
Other securities	11,463	11,934
Net loans	2,162,856	1,991,335
Accrued interest receivable	6,692	7,093
Derivative assets	14,012	11,541
Deposits	2,381,495	2,189,559
Short-term debt	114,648	189,050
Long-term debt	16,462	16,456
Derivative liabilities	14,012	11,541
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	84,994	146,399
Securities available-for-sale	5,959	5,616
Accrued interest receivable	6,692	7,093
Deposits	1,447,954	1,290,587
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	368,778	353,185
Securities held-to-maturity	13,861	23,423
Other securities	11,463	11,934
Derivative assets	14,012	11,541
Deposits	933,541	898,972
Short-term debt	114,648	189,050
Long-term debt	16,462	16,456
Derivative liabilities	14,012	11,541
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	2,385	1,982
Net loans	$ 2,162,856	$ 1,991,335

City Holding Company (Parent Company Only) Financial Information (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities available-for-sale	$ 377,122	$ 360,783
Deferred Tax Assets, Net	32,737	32,219
Deferred tax asset	32,737	32,219
Net deferred tax asset	32,737	32,219
Fixed assets	72,728	64,612
Other assets	43,758	41,792
Total Assets	2,917,466	2,777,109
Other liabilities	43,735	39,162
Total Liabilities	2,584,192	2,465,975
Shareholders' equity	333,274	311,134	314,861	308,902
Total Liabilities and Shareholders' Equity	2,917,466	2,777,109
Parent Company [Member]
Cash	14,349	2,621
Securities available-for-sale	4,186	3,852
Investment in subsidiaries	332,156	319,940
Deferred Tax Assets, Net	3,247	3,785
Deferred tax asset	3,247	3,785
Net deferred tax asset	3,247	3,785
Fixed assets	11	12
Other assets	2,180	2,939
Total Assets	356,129	333,149
Junior subrodinated debentures	16,495	16,495
Dividends payable	5,192	5,177
Accrued interest payable	24	31
Other liabilities	1,144	312
Total Liabilities	22,855	22,015
Shareholders' equity	333,274	311,134
Total Liabilities and Shareholders' Equity	$ 356,129	$ 333,149

City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment securities gains		$ 458	$ 528	$ (31)	$ (917)	$ 272	$ 3,128		$ 954	$ 2,483	$ (4,667)
Interest expense	3,360	3,557	3,625	3,908	4,216	4,799	5,803	5,940	14,450	20,758	27,628
Investment securities losses									(1,530)	(3,756)	(1,397)
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries									59,243	61,249	57,413
Income tax benefit	5,848	5,526	3,780	5,144	4,787	5,837	5,029	4,918	20,298	20,571	18,453
Net Income Available to Common Shareholders	10,894	10,607	7,413	10,031	9,652	11,577	9,830	9,614	38,945	40,678	38,960
Total comprehensive income									41,430	39,268	39,017
Parent Company [Member]
Dividends from subsidiaries									41,422	44,600	17,200
Investment securities gains									1,134
Other income									65	92	156
Income									42,621	44,692	17,356
Interest expense									661	639	641
Investment securities losses										918	3,643
Other expenses									533	613	594
Expenses									1,194	2,170	4,878
Income Before Income Tax Benefit and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries									41,427	42,522	12,478
Income tax benefit									2	(704)	(2,066)
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries									41,425	43,226	14,544
Equity in undistributed net income (excess dividends) of subsidiaries	(2,480)				(2,548)				(2,480)	(2,548)	24,416
Net Income Available to Common Shareholders									38,945	40,678	38,960
Total comprehensive income									$ 41,430	$ 39,268	$ 39,017

City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 38,945	$ 40,678	$ 38,960
Realized investment securities losses	(1,530)	(3,756)	(1,397)
Amortization and accretion	728	1,894	1,004
Deferred income tax expense (benefit)	2,530	(2,290)	(1,235)
Share-based Compensation	1,083	1,066	830
Depreciation	4,605	4,508	4,675
Change in other assets	2,163	(4,592)	3,986
Change in other liabilities	2,575	15,547	8,027
Net Cash Provided by Operating Activities	60,111	53,039	68,333
Purchases of available for sale securities	(171,200)	(732,552)	(979,740)
Proceeds from sales of available for sale securities	27,471	674,065	914,845
Acquisition of Virginia Savings Bank, Inc.	20,272
Net Cash Used in Investing Activities	(84,565)	(55,094)	(32,143)
Dividends paid	(20,710)	(20,630)	(21,350)
Purchases of treasury stock	(7,915)	(23,790)	(12,902)
Exercise of stock options	544	262	236
Net Cash (Used in) Provided by Financing Activities	(36,951)	82,075	(32,446)
(Decrease) increase in Cash and Cash Equivalents	(61,405)	80,020	3,744
Cash and cash equivalents at beginning of period	146,399	66,379	62,635
Cash and Cash Equivalents at End of Period	84,994	146,399	66,379
Parent Company [Member]
Net income	38,945	40,678	38,960
Realized investment securities losses	(1,134)	918	3,643
Amortization and accretion	19	19	19
Deferred income tax expense (benefit)		(363)	(1,501)
Share-based Compensation	224
Depreciation	1	1	1
Change in other assets	740	1,522	(1,305)
Change in other liabilities	1,136	(965)	827
Excess dividends of subsidiaries (equity in undistributed net income)	2,480	2,548	(24,416)
Net Cash Provided by Operating Activities	42,411	44,358	16,228
Purchases of available for sale securities	(403)	(29)	(248)
Proceeds from sales of available for sale securities	2,473
Investment in subsidiaries			4,201
Acquisition of Virginia Savings Bank, Inc.	(4,672)
Net Cash Used in Investing Activities	(2,602)	(29)	3,953
Dividends paid	(20,710)	(20,628)	(21,350)
Purchases of treasury stock	(7,915)	(23,791)	(12,902)
Exercise of stock options	544	462	236
Net Cash (Used in) Provided by Financing Activities	(28,081)	(43,957)	(34,016)
(Decrease) increase in Cash and Cash Equivalents	11,728	372	(13,835)
Cash and cash equivalents at beginning of period	2,621	2,249	16,084
Cash and Cash Equivalents at End of Period	$ 14,349	$ 2,621	$ 2,249

Summarized Quarterly Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summarized Quarterly Financial Information [Abstract]
Interest income	$ 28,884	$ 28,432	$ 27,466	$ 27,430	$ 27,441	$ 28,370	$ 28,323	$ 28,754	$ 112,212	$ 112,888	$ 121,916
Taxable equivalent adjustment	183	185	198	208	215	212	240	248
Interest income (FTE)	29,067	28,617	27,664	27,638	27,656	28,582	28,563	29,002
Interest expense	3,360	3,557	3,625	3,908	4,216	4,799	5,803	5,940	14,450	20,758	27,628
Net Interest Income	25,707	25,060	24,039	23,730	23,440	23,783	22,760	23,062
Provision for loan losses	1,775	975	1,675	1,950	2,229		1,286	1,086	6,375	4,600	7,093
Investment securities gains (losses)		458	528	(31)	(917)	272	3,128		954	2,483	(4,667)
Noninterest income	14,266	13,621	13,262	13,149	13,045	13,259	13,409	12,662	55,257	54,860	48,939
Noninterest expense	21,273	21,846	24,763	19,515	18,685	19,688	22,912	19,858	87,401	81,141	78,721
Income before income tax expense	16,925	16,318	11,391	15,383	14,654	17,626	15,099	14,780
Income tax expense	5,848	5,526	3,780	5,144	4,787	5,837	5,029	4,918	20,298	20,571	18,453
Net Income Available to Common Shareholders	10,894	10,607	7,413	10,031	9,652	11,577	9,830	9,614	38,945	40,678	38,960
Net earnings available to common shareholders	$ 10,809	$ 10,523	$ 7,354	$ 9,955	$ 9,582	$ 11,494	$ 9,761	$ 9,546
Basic earnings per common share	$ 0.73	$ 0.71	$ 0.5	$ 0.68	$ 0.65	$ 0.77	$ 0.65	$ 0.62	$ 2.63	$ 2.68	$ 2.48
Diluted earnings per common share	$ 0.73	$ 0.71	$ 0.5	$ 0.67	$ 0.65	$ 0.76	$ 0.64	$ 0.62	$ 2.61	$ 2.67	$ 2.47
Basic	14,755	14,751	14,680	14,679	14,743	15,003	15,120	15,380	14,714	15,055	15,589
Diluted	14,837	14,834	14,759	14,759	14,814	15,071	15,193	15,462	14,796	15,130	15,651

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Distributed earnings allocated to common stock									$ 20,603	$ 20,102	$ 20,956
Undistributed earnings allocated to common stock									18,034	20,280	17,767
Net earnings allocated to common shareholders									$ 38,637	$ 40,382	$ 38,723
Average common shares outstanding	14,755,000	14,751,000	14,680,000	14,679,000	14,743,000	15,003,000	15,120,000	15,380,000	14,714,000	15,055,000	15,589,000
Effect of dilutive securities, Employee stock options									82,000	75,000	62,000
Shares for diluted earnings per share	14,837,000	14,834,000	14,759,000	14,759,000	14,814,000	15,071,000	15,193,000	15,462,000	14,796,000	15,130,000	15,651,000
Basic earnings per share	$ 0.73	$ 0.71	$ 0.5	$ 0.68	$ 0.65	$ 0.77	$ 0.65	$ 0.62	$ 2.63	$ 2.68	$ 2.48
Diluted earnings per share	$ 0.73	$ 0.71	$ 0.5	$ 0.67	$ 0.65	$ 0.76	$ 0.64	$ 0.62	$ 2.61	$ 2.67	$ 2.47
Options to purchase shares of common stock, anti-dilutive									124,000	222,000	112,500
Common stock exercise price, lower limit									$ 35.09	$ 32.09	$ 33.9
Common stock exercise price, upper limit									$ 40.88	$ 40.88	$ 40.88